As filed with the Securities and Exchange Commission on April 28, 2017

1933 Act Registration No. 333-180225

1940 Act Registration No. 811-22678

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 22
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 23

SALIENT MF TRUST

(Exact Name of Registrant as Specified in Charter)

4265 San Felipe, Suite 800

Houston, Texas 77027

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-713-993-4001

JOHN A. BLAISDELL

Salient MF Trust

4265 San Felipe, Suite 800

Houston, Texas 77027

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2017

Class A, Class C, Class I and Class F

Tickers
Fund	Class A	Class C	Class I	Class F
Salient Adaptive Growth Fund	SRPAX	SRPCX	SRPFX	N/A
Salient MLP & Energy Infrastructure Fund	SMAPX	SMFPX	SMLPX	N/A
Salient Tactical Plus Fund	SBTAX	SBTCX	SBTIX	BTPIX
Salient Trend Fund	SPTAX	SPTCX	SPTIX	N/A

Neither Securities and Exchange Commission nor Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

The Salient MLP & Energy Infrastructure Fund also offers R6 Shares by a separate prospectus, which is available upon request.

Salient Adaptive Growth Fund

Investment Objective

The investment objective of the Salient Adaptive Growth Fund (the “Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Services and Programs” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I

Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase or sale price, whichever is less)	1.00	%(1)	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.60%	0.63%	0.63%
Other Expenses of the Subsidiary(3)	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.89%	2.67%	1.67%
Less Management Fee Waiver/ Reimbursement(4)	–0.25%	–0.28%	–0.28%
Net Annual Expenses	1.64%	2.39%	1.39%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fees.
(3)	Other Expenses of the Subsidiary, the Salient Adaptive Growth Offshore Fund Ltd. (the “Subsidiary”), include the expenses borne by the Fund as the sole shareholder of the Subsidiary, including administrative, custody and legal expenses.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage and transactional expenses, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund’s investment in the Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on April 30, 2018, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2018 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$708	$342	$142
3 Years	$1,088	$803	$499
5 Years	$1,493	$1,389	$881
10 Years	$2,618	$2,978	$1,950

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I

1 Year	$708	$242	$142
3 Years	$1,088	$803	$499
5 Years	$1,493	$1,389	$881
10 Years	$2,618	$2,978	$1,950

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Salient Adaptive Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for fiscal year ended December 31, 2016 was 0% of the average value of its portfolio. Under applicable requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate shown above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as individual securities, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Advisor seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The Fund will also invest in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading. The portfolio targets a constant level of volatility similar to the long-term volatility of global equity markets while simultaneously seeking to source that risk in a balanced manner within and across asset classes. The Advisor uses a dynamic quantitative model to measure and allocate based on current and expected market conditions including but not limited to correlation, volatility and momentum (the continuation of recent price trends). The Fund will hold a large portion of its assets, either directly or indirectly (through the Subsidiary, as discussed below) in cash and money market instruments, some of which serve as collateral for the funds futures and other derivative positions. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may accordingly seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters. The Fund also may invest from time to time in equity securities of companies having any capitalization and may invest in debt securities of any maturity.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 42 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

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Salient Adaptive Growth Fund

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares

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Salient Adaptive Growth Fund

is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contracts Risk: The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Government-Sponsored Enterprises (GSE) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so.

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Salient Adaptive Growth Fund

The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk: The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater

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Salient Adaptive Growth Fund

sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above).

There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute

“qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS had indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In 2016, the IRS issued Proposed Regulations affecting the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities. When such Proposed Regulations become effective, the Subsidiary will need to distribute its income to the Fund in a timely manner in order for such income to constitute “qualifying income.” If the Subsidiary is unable to make such distributions, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6

Salient Adaptive Growth Fund

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI All Country World Index (“ACWI”) Total Return and the Bloomberg Barclays US Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI ACWI Total Return (Equities) and 40% Bloomberg Barclays US Aggregate Bond Index (Bonds). If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Calendar Year Total Returns—Class I

Best Quarter – June 30, 2016	12.31%
Worst Quarter – June 30, 2013	–15.41%

Average Annual Total Returns

For the period ended December 31, 2016

	1 Year	Since Inception
Salient Adaptive Growth Fund – Class I (Inception: 7/9/12)
Return Before Taxes	14.29%	2.75%
Return After Taxes on Distributions	8.37%	–0.83%
Return After Taxes on Distributions and Sale of Fund Shares	9.69%	0.98%
MSCI ACWI Total Return (reflects no deduction for fees, expenses or taxes)(1)	7.86%	9.35%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	2.65%	1.81%
60/40 Index (reflects no deduction for fees, expenses or taxes)(1)(2)	5.92%	6.42%
Salient Adaptive Growth Fund – Class A (Inception: 11/15/12)
Return Before Taxes	7.87%	1.47%
Salient Adaptive Growth Fund – Class C (Inception: 10/1/12)
Return Before Taxes	11.91%	1.50%

(1)	Since the commencement of Class I shares.

(2)	The 60/40 Index represents an allocation of 60% MSCI ACWI Total Return (Equities), 40% Bloomberg Barclays US Aggregate Bond Index (Bonds).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI ACWI Total Return, the Bloomberg Barclays US Aggregate Bond Index and the 60/40 Index.

Investment Advisor/Portfolio Manager

Salient Advisors serves as investment advisor to the Fund. The Fund is managed by and all investment decisions are made by Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient. Dr. Croce leads the Fund’s and the Subsidiary’s investment team. Dr. Croce has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from the Fund and must be made from a broker, dealer, or other financial intermediary that has entered into an

7

Salient Adaptive Growth Fund

agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from the Fund by mail at Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The minimum initial investment requirement for Class I shares of the Fund is $1,000,000.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

Salient MLP & Energy Infrastructure Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Services and Programs” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I

Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase or sale price, whichever is less)	1.00	%(1)	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.24%	0.28%	0.31%
Total Annual Fund Operating Expenses(3)	1.44%	2.23%	1.26%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fees.

(3)	Under the Expense Limitation Agreement, Salient Capital Advisors, LLC (“Salient Capital” or the “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on April 30, 2018, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2018 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$689	$326	$128
3 Years	$980	$697	$400
5 Years	$1,293	$1,194	$691
10 Years	$2,177	$2,561	$1,521

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I

1 Year	$689	$226	$128
3 Years	$980	$697	$400
5 Years	$1,293	$1,194	$691
10 Years	$2,177	$2,561	$1,521

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2016 was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure

9

Salient MLP & Energy Infrastructure Fund

Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund’s investments in the securities of MLPs, at the time of investment, will not exceed 25% of total assets as measured at the time of investment.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 42 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when

10

Salient MLP & Energy Infrastructure Fund

due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Industry Specific Risk: The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

Leverage Risk: The Fund may make investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

11

Salient MLP & Energy Infrastructure Fund

Market Events Risk: The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales

(which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Law Change Risk: Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

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Salient MLP & Energy Infrastructure Fund

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Calendar Year Total Returns—Class I

Best Quarter – June 30, 2016	27.10%
Worst Quarter – September 30, 2015	–30.57%

Average Annual Total Returns

For the period ended December 31, 2016

	1 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class I (Inception: 9/19/12)
Return Before Taxes	42.08%	3.73%
Return After Taxes on Distributions	41.15%	4.08%
Return After Taxes on Distributions and Sale of Fund Shares	24.21%	3.64%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(1)(2)	18.31%	0.73%
Salient MLP & Energy Infrastructure Fund – Class A (Inception: 12/21/12)
Return Before Taxes	34.13%	1.75%
Salient MLP & Energy Infrastructure Fund – Class C (Inception: 1/8/13)
Return Before Taxes	39.66%	1.65%

(1)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

(2)	Since the commencement of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Alerian MLP Index.

Investment Advisor/Portfolio Manager

Salient Capital serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Gregory A. Reid, President and Chief Executive Officer, and Frank T. Gardner III, CFA (Ted Gardner). Mr. Reid and Mr. Gardner have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from the Fund and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from the Fund by mail at Salient MF Trust, P.O. Box 182607, Columbus,

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Salient MLP & Energy Infrastructure Fund

Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The minimum initial investment requirement for Class I shares of the Fund is $1,000,000.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Salient Tactical Plus Fund

Investment Objective

The Salient Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Services and Programs” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I	Class F

Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%		None		None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase or sale price, whichever is less)	1.00	%(1)	1.00	%(1)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class F

Management Fee	1.45%	1.45%	1.45%	1.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(2)	1.42%	19.79%	4.25%	1.17%
Acquired Fund Operating Expenses(3)	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	3.50%	22.62%	6.08%	3.00%
Less Management Fee Waiver/Reimbursement(4)	–1.07%	–19.44%	–3.90%	–1.13%
Net Annual Expenses	2.43%	3.18%	2.18%	1.87%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that are not subject to a front-end sales charge, but for which a commission or finder’s fee is paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.
(3)	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this prospectus.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2018, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2018 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I	Class F

1 Year	$783	$421	$221	$190
3 Years	$1,471	$4,192	$1,458	$821
5 Years	$2,180	$6,948	$2,669	$1,477
10 Years	$4,045	$10,846	$5,587	$3,234

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I	Class F

1 Year	$783	$321	$221	$190
3 Years	$1,471	$4,192	$1,458	$821
5 Years	$2,180	$6,948	$2,669	$1,477
10 Years	$4,045	$10,846	$5,587	$3,234

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Salient Tactical Plus Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2016 was 4,668% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

Broadmark Asset Management LLC’s (the “Sub-Advisor”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio, as measured at the time of investment. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 42 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the

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Salient Tactical Plus Fund

extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the

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Salient Tactical Plus Fund

Investment Company Act of 1940, as amended (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk: The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the

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Salient Tactical Plus Fund

short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), including asset diversification and income requirements, must be met. The federal income tax treatment of some of the securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Broadmark Tactical Plus was reorganized into the Fund on December 12, 2014 (the “Reorganization”). In the Reorganization, Broadmark Tactical Plus

contributed its assets to the Fund, and Investor Class and Institutional Class shares of Broadmark Tactical Plus were exchanged for Class F shares of the Fund. The Fund’s investment objective, strategies and policies are in all material respects equivalent to those of Broadmark Tactical Plus.

The information below is based on the performance information of the combined fund resulting from the Reorganization and that of Broadmark Tactical Plus prior to the Reorganization (adjusted as necessary to reflect the fees applicable to each of the Fund’s classes of shares, respectively). Beginning December 12, 2014, performance reflects the performance of the Fund and the actual fees and expenses of each of its share classes. The returns of Class A Shares and Class C Shares are lower than those of Class I Shares due to the lower fees and expenses associated with Class I Shares, and the returns of Class F Shares are higher than those of Class I Shares due to the higher fees and expenses associated with Class I Shares.

The bar chart and table below provide some indication of the risks of investing in the Fund.

The table compares the average annual total returns of Class I Shares of the Fund for the periods stated to those of a broad-based securities market index. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, the returns of the S&P 500 Index do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

Calendar Year Total Returns—Class I

Best Quarter – December 31, 2013	9.62%
Worst Quarter – March 31, 2015	–4.30%

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Salient Tactical Plus Fund

Average Annual Total Returns

For the period ended December 31, 2016

	1 Year	Since Inception
Salient Tactical Plus Fund – Class I (Inception: 12/31/12)
Return Before Taxes	5.74%	6.18%
Return After Taxes on Distributions	4.50%	5.36%
Return After Taxes on Distributions and Sale of Fund Shares	3.84%	4.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.33%
Salient Tactical Plus Fund – Class A (Inception: 12/31/12)
Return Before Taxes	–0.25%	4.48%
Salient Tactical Plus Fund – Class C (Inception: 12/31/12)
Return Before Taxes	3.73%	5.16%
Salient Tactical Plus Fund – Class F (Inception: 12/31/12)
Return Before Taxes	5.98%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Salient Advisors serves as investment advisor to the Fund. Broadmark Asset Management LLC serves as investment sub-advisor to the Fund. Christopher J. Guptill, Chief Investment Officer and Co-Chief Executive Officer of the sub-advisor, is primarily responsible for the day-to-day management of the Fund. Effective November 1, 2016, William Ben Hunt, Ph.D, Chief Investment Strategist, Salient, was added as a member of the day-to-day management team of the Fund. Mr. Guptill has managed the Fund since its inception. Dr. Hunt has managed the Fund since November 2016.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from the Fund and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from the Fund by mail at Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The minimum initial investment requirement for Class I shares of the Fund is $1,000,000. Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical Plus Fund with Salient Tactical Plus Fund. Only shareholders who acquired Class F shares pursuant to this reorganization may purchase additional Class F shares.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Salient Trend Fund

Investment Objective

The investment objective of the Salient Trend Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Services & Programs” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I

Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase or sale price, whichever is less)	1.00	%(1)	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.60%	0.59%	0.60%
Other Expenses of the Subsidiary(3)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.94%	2.68%	1.69%
Less Management Fee Waiver/ Reimbursement(4)	–0.25%	–0.24%	–0.25%
Net Annual Expenses	1.69%	2.44%	1.44%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.

(2)	Other Expenses include expenses related specifically to each class, such as administrative services fees.
(3)	Other Expenses of the Subsidiary, the Salient Trend Offshore Fund Ltd. (the “Subsidiary”), include the expenses borne by the Fund as the sole shareholder of the Subsidiary, including administrative, custody and legal expenses.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund’s investments in the Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on April 30, 2018, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2018 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

1 Year	$712	$347	$147
3 Years	$1,103	$809	$508
5 Years	$1,517	$1,398	$894
10 Years	$2,668	$2,991	$1,974

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class I

1 Year	$712	$247	$147
3 Years	$1,103	$809	$508
5 Years	$1,517	$1,398	$894
10 Years	$2,668	$2,991	$1,974

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Salient Trend Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for fiscal year ended December 31, 2016 was 0% of the average value of its portfolio. Under applicable requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate shown above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund invests both long and short primarily in futures contracts, equities, debt instruments, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

Investment Process

The Advisor’s investment process begins with the construction of a proprietary, systematic trend-following strategy. Next, the Advisor determines which global markets are appropriate for this strategy. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized daily standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Advisor may target a lower annualized standard deviation of returns in certain periods based on market conditions. The portfolio is rebalanced dynamically according to this framework.

Investment Types

The Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in securities, forward contracts, futures contracts, cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions; and by investing in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading.

Geographic Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.

This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 42 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

22

Salient Trend Fund

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

23

Salient Trend Fund

Emerging Market and Frontier Market Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating.

The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contracts Risk: The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Government-Sponsored Enterprises (GSE) Risk: Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other

24

Salient Trend Fund

derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk: The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”).

Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the

25

Salient Trend Fund

short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Law Change Risk: Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS had indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Subsidiary should be treated as qualifying income. In 2016, the IRS issued Proposed Regulations affecting the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities. When such Proposed Regulations become effective, the Subsidiary will need to distribute its income to the Fund in a timely manner in order for such income to constitute “qualifying income.” If the Subsidiary is unable to make such distributions, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

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Salient Trend Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of the Barclays BTOP 50 Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Calendar Year Total Returns—Class I

Best Quarter – December 31, 2014	21.72%
Worst Quarter – March 31, 2014	–16.70%

Average Annual Total Returns

For the period ended December 31, 2016

	1 Year	Since Inception
Salient Trend Fund – Class I (Inception: 1/2/13)
Return Before Taxes	–21.58%	2.21%
Return After Taxes on Distributions	–23.93%	–0.31%
Return After Taxes on Distributions and Sale of Fund Shares	–12.22%	1.01%
Barclays BTOP 50 Index (reflects no deduction for fees, expenses or taxes)(1)	–4.79%	1.43%
Salient Trend Fund – Class A (Inception: 3/28/13)
Return Before Taxes	–26.21%	–1.11%
Salient Trend Fund – Class C (Inception: 3/28/13)
Return Before Taxes	–23.17%	–0.34%

(1)	Since the commencement of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Barclays BTOP 50 Index.

Investment Advisor/Portfolio Manager

Salient Advisors serves as investment advisor to the Fund. The Fund is managed by and all investment decisions are made by Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient. Dr. Croce leads the Fund’s and the Subsidiary’s investment team. Dr. Croce has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Initial purchases of shares of the Fund cannot be made directly from the Fund and must be made from a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Fund shares: (i) through a financial intermediary, (ii) directly from the Fund by mail at Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228. However, should a financial intermediary no longer be assigned to your account, no additional purchases may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

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Salient Trend Fund

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

The minimum initial investment requirement for Class I shares of the Fund is $1,000,000.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Restrictions

All percentage restrictions referenced in this prospectus or the associated Statement of Additional Information (“SAI”) are measured at the time of investment, whether or not the particular percentage restriction uses such language. If a percentage restriction on investment or use of assets discussed in any prospectus related to the Funds is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Security Types

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale or purchase of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed-upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Instruments

A Fund may invest in short- and/or long-term debt instruments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt instruments include corporate bonds (including convertible bonds), government securities, bank debt, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are financial instruments whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Salient Advisors, L.P., Salient Capital Partners, LLC (each an “Advisor” and together the “Advisors”) and/or the fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

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Security Types

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by the Advisor and/or sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

A security generally will be considered to be an emerging market security or frontier market security if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, emerging market countries or frontier market countries; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in emerging market countries or frontier market countries; or (iii) the issuer has at least 50% of its assets in emerging market countries or frontier market countries.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value (“NAV”) of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

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Security Types

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security and a company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Salient Adaptive Growth Fund and Salient Trend Fund)

The Salient Adaptive Growth Fund and Salient Trend Fund seek exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. The Fund’s derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in each Fund’s Subsidiary are expected to provide each Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Fund’s Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although the Fund may enter into these commodity-linked and futures-related derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When the Advisor believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, the Fund’s investment in its Subsidiary will likely increase. The Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that each Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

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Security Types

Each Fund’s Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Fund’s Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its respective Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Fund’s Subsidiary will also be subject to the same compliance policies and procedures as its respective Fund. In addition, each Fund wholly owns and controls its respective Subsidiary, and Salient Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Lower-Rated Debt Securities (“Junk Bonds”)

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Funds may invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Funds may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government Securities or issued by a bank or other financial institution.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

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Security Types

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies. Exemptions are available for funds that are in the same group of funds.

ETFs – Many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. The Advisor and/or sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and the Advisor and/or sub-advisor hoped to achieve $15 million in exposure, the Advisor and/or sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Over-the-counter swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Certain swaps are traded on exchanges and subject to central clearing. In a standard over-the-counter swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled. Swaps may be traded over-the-counter or centrally-cleared and exchange-traded. Currently, some, but not all, swap transactions are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap transaction, the swap is novated to a central counterparty and the Fund’s counterparty on the swap becomes the central counterparty.

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including securities issued by a government-sponsored enterprise. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by the Advisor and/or sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

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Fund Details—Salient Adaptive Growth Fund

Investment Objective

The investment objective of the Salient Adaptive Growth Fund (the “Fund”) is to seek long term capital appreciation.

Principal Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as individual securities, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Advisor seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The Fund will also invest in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading. The portfolio targets a constant level of volatility similar to the long-term volatility of global equity markets while simultaneously seeking to source that risk in a balanced manner within and across asset classes. The Fund’s advisor, Salient Advisors, LP (“Salient Advisors” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions including but not limited to correlation, volatility and momentum (the continuation of recent price trends). The Fund will hold a large portion of its assets, either directly or indirectly (through the Subsidiary, as discussed below) in cash and money market instruments, some of which serve as collateral for the funds futures and other derivative positions. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may accordingly seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters. The Fund also may invest from time to time in equity securities of companies having any capitalization and may invest in debt securities of any maturity.

The Board of Trustees (the “Board”) of the Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Asset Classes and Strategies

The Advisor allocates investment exposure broadly across the following global asset classes and strategies:

1)	Equities. Sub-asset classes include:

a.	United States

b.	Other developed countries

c.	Emerging markets

2)	Interest Rates, represented by developed markets government fixed income.

3)	Commodities. Sub-asset classes include

a.	Energy

b.	Agriculture

c.	Metals

4)	Momentum Strategy. The Advisor believes that momentum, or the continuation of recent price trends, is prevalent in most markets, and it attempts to capitalize on this by utilizing a trend-following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will utilize the same futures contracts that the Advisor selects to gain exposures to the asset classes in items (1), (2) and (3) above, and it will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining.

The broad asset classes and strategies are determined based on their respective correlation and volatility contributions across different market environments.

Investment Process

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. As a result, the number of instruments in which the Fund invests at any time may be higher or lower than its universe of representative assets.

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Fund Details—Salient Adaptive Growth Fund

The Fund intends to gain exposure to these asset classes by investing in a variety of investment instruments, as discussed below. The Fund generally expects to maintain investments in approximately 50 different instruments, each of whose performance is expected to reflect the performance of a specific underlying asset or security. Generally, the Advisor selects representative assets with the goal of having a portfolio of assets within each asset class that is as broad as possible as long as the instruments used to gain exposure to the asset meets the Advisor’s minimum liquidity guidelines for inclusion.

The Advisor then constructs a portfolio utilizing these assets that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced through a quantitative framework implemented through a rules-based system.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance. To date the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

The Advisor targets a 15% rolling 12-month volatility for the Fund, and the Fund is expected to experience realized volatility of between 10% and 20% throughout each 12 month period, although it may differ according to market conditions. Actual or realized volatility can and will differ from the anticipated and target volatility described. There is no assurance that the Fund’s use of investment instruments providing exposure will enable the Fund to achieve its investment objective.

Investment Types

Generally, the Fund primarily gains exposure to asset classes by investing in different types of instruments including, but not limited to: currency forwards, currency futures, swap agreements, equity futures, commodity futures, bond futures, individual stocks, exchange traded funds, exchange traded notes, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. The Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets, at the time of investment, in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and shares of the Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial

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Fund Details—Salient Adaptive Growth Fund

leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”).

There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

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Fund Details—Salient MLP & Energy Infrastructure Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund will invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

Salient Capital Advisors, LLC’s (“Salient Capital” or the “Advisor”) investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

There can be no assurance that the Fund will achieve its objective.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

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Fund Details—Salient Tactical Plus Fund

Investment Objective

The investment objective of the Salient Tactical Plus Fund (the “Fund”) is to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index. The Fund’s Board of Trustees (the “Board”) can change the Fund’s investment objective without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

The Sub-Advisor’s investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Advisor determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

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Fund Details—Salient Trend Fund

Investment Objective

The investment objective of the Salient Trend Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Principal Investment Strategies

The Fund invests both long and short primarily in forward contracts, futures contracts, equities, debt instruments, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Momentum Strategy

The Advisor believes that momentum is:

•	a powerful factor with positive expected returns;

•	available across nearly every publicly-traded market;

•	a persistent return stream whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures, particularly global equities, held by most investors;

•	responsible for the majority of returns generated by many Commodity Trading Advisors (“CTAs”) who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary global markets targeted by the Advisor include:

•	Equities;

•	Commodities; and

•	Interest Rates (as reflected by government bond markets of developed countries).

In addition, at its discretion, the Advisor may target exposure to:

•	Currencies.

Investment Process

After the Advisor determines which global markets are appropriate for its momentum strategy, the Advisor utilizes proprietary systematic strategies to gain exposure to momentum by establishing a mixture of long and short positions in various markets, typically utilizing forward contracts and futures contracts. The Advisor generally causes the Fund to go long markets exhibiting recent upward price trends while going short those markets exhibiting recent downward trends. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized daily standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Advisor may target a lower annualized standard deviation of returns in certain periods based on market conditions. The portfolio is rebalanced dynamically according to this framework.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

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Fund Details—Salient Trend Fund

By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance relative to the stated target variance. To date, the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: securities, forward contracts, currency forwards, swap agreements, equity futures, commodity futures, bond futures, individual stocks, exchange traded funds, exchange traded notes, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. The Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets, at the time of investment, in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and shares of the Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”).

40

Fund Details—Salient Trend Fund

There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

41

Additional Investment Strategies and Risks

In addition to the principal investment strategies described above, Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund and Salient Trend Fund (each a “Fund” and together, the “Funds”) may employ the following techniques in pursuing their investment objectives.

Segregation of Assets

As open-end investment companies registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Funds must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forward contracts that are not contractually required to cash settle, for example, the Funds must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Funds are permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Each Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by each funds Advisor. Each Fund’s Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Policies

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Temporary Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, interests in short-term investment funds, repurchase agreements, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the SAI for more information about the additional types of securities in which each Fund may invest and their associated risks.

42

Additional Investment Strategies and Risks

Investment Types (Salient Adaptive Growth Fund and Salient Trend Fund)

Generally, the Salient Adaptive Growth Fund and Salient Trend Fund (each a “Fund”) primarily gain exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: securities, forward contracts, currency forwards, swap agreements, equity futures, commodity futures, bond futures, individual stocks, exchange traded funds, exchange traded notes, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in its respective Subsidiary, a wholly-owned and controlled subsidiary of the respective Fund, organized under the laws of the Cayman Islands. Each Fund’s Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Salient Management acts as investment advisor to the Funds and the investment advisor to each Subsidiary. Each Subsidiary has the same investment objective as its respective Fund and is used for purposes of certain of each Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Each Subsidiary, unlike its respective Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

Each Fund intends to obtain exposure to commodities by investing up to 25% of its total assets, at the time of investment, in its respective Subsidiary. Generally, each Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to each Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary has the same investment objective as its respective Fund and will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as its respective Fund. Each Fund is the sole shareholder of its respective Subsidiary and shares of the Subsidiary will not be offered or sold to other investors. Each Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of each Fund’s investment in its respective Subsidiary.

43

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Salient Adaptive Growth Fund	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund
Borrowing Risk	N/A	N/A	N/A	N/A
Cash and Cash Equivalents Risk	P	N/A	P	P
Commodities Risk	P	N/A	N/A	P
Concentration Risk	N/A	P	N/A	N/A
Convertible Securities Risk	N/A	N/A	NP	N/A
Counterparty Risk	P	N/A	NP	P
Currency Risk	P	N/A	NP	P
Cybersecurity Risk	NP	NP	NP	NP
Debt Instruments Risk	P	P	P	P
Depositary Receipts Risk	N/A	N/A	N/A	N/A
Derivatives Risk	P	N/A	P	P
Emerging Market and Frontier Market Risk	P	N/A	P	P
Equity Securities Risk	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	P	N/A	P	P
Exchange-Traded Notes (“ETNs”) Risk	P	N/A	N/A	P
Foreign Securities Risk	P	N/A	P	P
Forward and Futures Contracts Risk	P	N/A	NP	P
Government-Sponsored Enterprises Risk	P	NP	NP	P
Growth Stocks Risk	N/A	N/A	N/A	N/A
Hedging Risk	N/A	N/A	P	N/A
Industry Specific Risk	N/A	P	N/A	N/A
Infrastructure-Related Investment Risk	N/A	N/A	N/A	N/A
Investment in Money Market Mutual Funds Risk	P	N/A	NP	P
Leverage Risk	P	P	P	P
Liquidity Risk	P	P	NP	P
Loans Risk	N/A	N/A	N/A	N/A
Lower-Rated Debt Securities (“Junk Bonds”) Risk	P	NP	NP	NP
Manager Risk	P	P	P	P
Market Events Risk	P	P	P	P
Market Risk	P	P	P	P
Master Limited Partnership Risk	N/A	P	N/A	N/A
Model and Data Risk	P	N/A	P	P
Momentum Style Risk	P	N/A	N/A	P
Mortgage-Related and Other Asset-Backed Securities Risk	N/A	N/A	N/A	N/A
Municipal Bonds Risk	N/A	N/A	N/A	N/A
Non-Diversification Risk	P	P	N/A	P

44

Discussion of Principal and Non-Principal Risks

Risks:	Salient Adaptive Growth Fund	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund	Salient Trend Fund
Overseas Exchanges Risk	N/A	N/A	N/A	N/A
Portfolio Turnover Risk	P	P	P	P
Real Estate Securities and REITs Risk	N/A	N/A	N/A	N/A
Repurchase Agreements Risk	NP	NP	NP	NP
Restricted and Illiquid Securities Risk	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies Risk	N/A	N/A	N/A	N/A
Short Sale Risk	P	N/A	P	P
Small and Medium Capitalization Stocks Risk	P	P	P	P
Sovereign Debt Risk	P	N/A	N/A	P
Sub-Advisor Risk	N/A	N/A	P	N/A
Subsidiary Risk	P	N/A	N/A	P
Swap Agreements Risk	P	N/A	P	P
Tax Risk	P	P	P	P
Tax Law Change Risk	P	P	N/A	P
Underlying Funds Risk	P	P	P	P
U.S. Government Securities Risk	P	NP	NP	P
Value Stocks Risk	N/A	N/A	N/A	N/A
Volatility Risk	P	P	P	P

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Below are descriptions of the main factors that may play a role in shaping a Fund’s overall risk profile. The following discussions relating to various principal risks associated with investing in a Fund are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in a Fund. Your investment may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above. For further details about a Fund’s risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the Fund’s SAI.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Funds’ shares will go up and down in price, meaning that you could lose money by investing in the Funds. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund.

Each Fund’s principal risk factors are listed below. Certain risk factors apply only to a particular fund, as noted. Unless so noted, risk factors apply to each Fund. An investment in a Fund is not intended to constitute a complete investment program and should not be viewed as such.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

45

Discussion of Principal and Non-Principal Risks

Cash and Cash Equivalents Risk

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Under normal circumstances, the Salient MLP & Energy Infrastructure Fund concentrates its investments in the group of industries that comprise the energy and energy infrastructure sectors and the group of industries that comprise the energy sector, respectively. The Fund may concentrate its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Convertible Securities Risk

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Although not a principal investment strategy, the Fund may invest in convertible securities, which are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions. Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the

46

Discussion of Principal and Non-Principal Risks

balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Cybersecurity Risk

Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service provider and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Instruments Risk

Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or Sub-Advisor. For the Salient MLP & Energy Infrastructure Fund, the yields for equity securities of MLPs and certain Midstream Energy Infrastructure Companies are susceptible in the short-term to fluctuations in interest rates, and the prices of such equity securities may decline when interest rates rise.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

47

Discussion of Principal and Non-Principal Risks

Investors should note that interest rates remain near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, there is a risk that interest rates will rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Derivatives Risk

A Fund may invest in derivatives, which are financial instruments whose value is based on the value of another security or index. These instruments include futures contracts, options, options on futures contracts, forward contracts, swap agreements, structured securities, when-issued and forward commitment securities, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Advisors and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by the Advisors and/or a sub-advisor.

The market value of derivative instruments may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Advisors and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Advisors and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forward and Futures Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

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Discussion of Principal and Non-Principal Risks

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. A Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts are transactions involving a fund’s obligation to purchase or sell a specific instrument at a future date at a specified price. A Fund may use forward contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Advisor anticipates purchasing or selling a foreign security. For example, this technique would allow a Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objectives, such as when the Advisor anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in a Fund’s portfolio. There is no requirement that a Fund hedge all or any portion of its exposure to foreign currency risks.

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options and Options on Futures

An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in over-the-counter markets. With respect to its investments in options on securities, a Fund may write and buy options on the same types of securities or instruments that a Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to a Fund’s use of put and call options on futures contracts, a Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

Swap Agreements

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or

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Discussion of Principal and Non-Principal Risks

the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

When-Issued and Forward Commitment Securities

A Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Derivatives with Respect to High Yield and Other Indebtedness

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, a Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. A Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. A Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, a Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject a Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Risk

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures;
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and
•	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities Risk

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be

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Discussion of Principal and Non-Principal Risks

impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”) Risk

Because the Fund invests in exchange-traded funds (“ETFs”) and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the 1940 Act, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Exchange-Traded Notes (“ETNs”) Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk

The Funds’ investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

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Discussion of Principal and Non-Principal Risks

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.
•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Government-Sponsored Enterprises Risk

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging Risk

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that the Advisors and/or a Fund’s sub-advisor do not expect or if a Fund cannot close out its position in a hedging instrument.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies (including Midstream MLPs and Energy Infrastructure Companies) in which Salient MLP & Energy Infrastructure Fund may invest are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.
•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leverage Risk

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

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Discussion of Principal and Non-Principal Risks

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Liquidity Risk (Salient MLP & Energy Infrastructure Fund)

Although common units of master limited partnerships trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. A Fund’s Advisor and/or Sub-Advisor, as applicable, may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways.

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Discussion of Principal and Non-Principal Risks

The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversification Risk

Each Fund is a non-diversified Fund. Because a Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements Risk

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

54

Discussion of Principal and Non-Principal Risks

Short Sale Risk

Each Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Each Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Funds must set aside “cover” for short sales to comply with applicable SEC positions under the 1940 Act. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks Risk

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Sovereign Debt Risk

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Sub-Advisor Risk

A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Subsidiary Risk

By investing in a Subsidiary (with respect to the Salient Adaptive Growth Fund and the Salient Trend Fund) (each a “Subsidiary,” and together, the “Subsidiaries”), respectfully, each Fund is indirectly exposed to the risks associated with the respective Subsidiary’s investments. The commodity-related instruments held by the Subsidiaries are generally similar to those that are permitted to be held by the respective Fund and are subject to the same risks that apply to similar investments if held directly by the respective Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its respective Subsidiary, and the relevant Fund and its Subsidiary are both managed by the relevant Fund’s Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including each Fund’s investment in the respective Subsidiary, and each Fund’s role as sole shareholder of the respective Subsidiary. To the extent applicable to the investment activities of the Subsidiary, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the relevant Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or either Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Funds, including resulting in its orderly winding-up.

Tax Risk (Salient Adaptive Growth Fund and Salient Trend Fund)

In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Because income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income, the Fund will therefore attempt to restrict such income to a maximum of 10% of its gross income.

55

Discussion of Principal and Non-Principal Risks

A Fund’s investment in its respective Subsidiary is expected to provide exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by a Subsidiary and distributed to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Risk (Salient MLP & Energy Infrastructure Fund)

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Risk (Salient Tactical Plus Fund)

To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Code, including asset diversification and income requirements, must be met. The federal income tax treatment of some of the securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Tax Law Change Risk (Salient Adaptive Growth Fund and Salient Trend Fund)

Although the IRS has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS had indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary, such as each Fund’s respective Subsidiary, that invests in such commodity-linked derivative instruments does constitute qualifying income. The Funds have not applied for such a private letter ruling, but rely upon an opinion of counsel based on customary representations that income derived from the respective Subsidiary should be treated as qualifying income. In 2016, the IRS issued Proposed Regulations affecting the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities. When such Proposed Regulations become effective, the Subsidiary will need to distribute its income to the Fund in a timely manner in order for such income to constitute “qualifying income.” If the Subsidiary is unable to make such distributions, the Funds would likely need to significantly change its investment strategy, which could adversely affect the Funds. It is possible that the Funds may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Law Change Risk (Salient MLP & Energy Infrastructure Fund)

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a decrease in the value of an investment in the Fund.

56

Discussion of Principal and Non-Principal Risks

Underlying Funds Risk

Because a Fund may be an “Underlying Fund” for one or more related fund of funds and, therefore, a significant percentage of the Fund’s outstanding shares may be held by such a fund of funds, a change in asset allocation by one or more fund of funds could result in purchases and redemptions of a large number of shares of the Underlying Fund, which could significantly affect the Underlying Fund in several respects, including: (i) potential disruption of the portfolio management processes of the Underlying Fund; (ii) increased tax liabilities for the Underlying Fund’s shareholders; (iii) increased portfolio transaction costs; and/or (iv) the adverse effect on an Underlying Fund’s expenses and/or impairment of an Underlying Fund’s viability as a result of a redemption of the Underlying Fund’s shares by one or more related fund of funds.

In addition, potential conflicts of interest may arise in connection with the Advisor or an affiliate serving as investment advisor to the Underlying Funds and fund of funds. For example, the Advisor or an affiliate may elect to redeem shares of an Underlying Fund in cash when it would be in the best interests of the Underlying Fund to redeem “in kind.” Conflicts of interest may also arise when the Advisor or an affiliate votes proxies of an Underlying Fund on behalf of a fund of funds or when determining the timing of the payment of the proceeds of redemptions from an Underlying Fund. To address these and other potential conflicts, the fund of funds have adopted policies and procedures requiring the Advisor or an affiliate, to the extent consistent with the exercise of its fiduciary duty, to seek to mitigate any potential material adverse effects that might result from a fund of fund’s investments in an Underlying Fund.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk

Each Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Management of the Funds

Board of Trustees Oversight

The Board of Trustees’ (the “Board”) primary responsibility is oversight of the management of each Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Salient MF Trust, a Delaware statutory Trust (the “Trust”) to enter into service agreements with the Advisors and other service providers in order to provide necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this prospectus nor a Fund’s summary prospectus, the SAI, any documents filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Board of Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Board) may amend or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI. More information about the Board of Trustees and its governance processes is included in the Management of the Funds section of the Funds’ SAI.

Investment Advisor/Portfolio Managers

The Funds are each a series of the Trust. The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust and the Funds.

Salient Advisors, L.P. (“Salient Advisors” or an “Advisor”) serves as investment advisor to Salient Adaptive Growth Fund, Salient Tactical Plus Fund and Salient Trend Fund. Salient Advisors is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and the respective Fund’s shareholders. Salient Advisors is located at 4265 San Felipe, Suite 800, Houston, Texas, 77027. As of February 28, 2017, Salient Advisors had approximately $426 million of assets under management.

Salient Capital Advisors, LLC (“Salient Capital” or an “Advisor”, and together with Salient Advisors the “Advisors”) serves as investment advisor to Salient MLP & Energy Infrastructure Fund. Salient Capital is a registered investment advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of the Fund and its shareholders. Salient Capital is located at 4265 San Felipe, Suite 800, Houston, Texas, 77027. As of February 28, 2017, Salient Capital had approximately $6.94 billion of assets under management.

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Management of the Funds

Subject to the overall authority of the Board, each Advisor furnishes continuous investment supervision and management to its respective Funds and also furnishes office space, equipment, and management personnel to the Funds. Each Advisor is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”), a Houston-based investment firm. Each Advisor is also registered with the Commodity Futures Trading Commission as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association.

Each Advisor makes investment decisions on the respective Fund’s behalf using a series of security selection models, and implemented using proprietary trading and risk-management systems. Each Advisor believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. Furthermore, Salient Advisors targets a specific level of price volatility determined from the historic price fluctuations of each of the underlying constituents of the Salient Adaptive Growth Fund’s and Salient Trend Fund’s portfolio while seeking to target a specific allocation of that risk across each of the major asset classes and strategies. By pursuing these targeted risk levels and allocations, Salient Advisors believes the portfolio can achieve a higher level of return at the same level of price volatility sought by more traditional asset allocation portfolio designs.

The portfolio managers of the Funds are jointly and primarily responsible for overseeing the day-to-day management of the Funds, as well as setting the Funds’ overall investment strategy. Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Portfolio Manager (Salient Adaptive Growth Fund and Trend Fund)

Roberto M. Croce, Ph.D. is the Director of Quantitative Research for the Investments Group at Salient, where he provides quantitative support to the investment team. His duties include building and implementing the models underlying Salient’s proprietary asset allocation tools, MLP hedging, hedge fund risk monitoring and manager selection. Dr. Croce has eight years of financial research experience. Prior to joining Salient in 2011, Dr. Croce worked on a consulting basis with the Teacher Retirement System of Texas to develop a suite of global strategic asset allocation models from May 2010 to August 2010. Dr. Croce received M.A. and Ph.D. degrees in Economics from the Ohio State University in 2005 and 2011, respectively, where he published research about financial forecasting and taught courses in econometrics and financial economics.

Portfolio Managers (Salient MLP & Energy Infrasctucture Fund)

Gregory A. Reid is President and CEO of Salient’s MLP Business and Portfolio Manager for the various MLP strategies. Prior to joining Salient in January 2011, Mr. Reid served as the Founder and CEO from 2010 to 2011 of Salient Capital Advisors, LLC, then known as RDG Capital LLC, a Houston-based asset management firm specializing in MLP and Energy Sector investments that was spun off from Telemus Capital Partners in June 2010. Salient acquired RDG Capital LLC in January 2011 and renamed the company “Salient Capital Advisors, LLC.” Mr. Reid was Managing Partner of Telemus Capital Partner’s Houston office from May 2007 to June 2010 at which time he formed RDG Capital, LLC to acquire Telemus Capital Partner’s Houston office. Prior to joining Telemus Capital Partners in 2007, Mr. Reid was employed by Merrill Lynch’s Private Banking Group from 1997 to 2007 and he was employed by Goldman Sachs from 1991 to 1997. Mr. Reid has over 15 years of experience investing in MLPs and Energy Infrastructure Companies dating back to his employment at Goldman Sachs in 1995. Mr. Reid received his undergraduate degree from Texas A&M University in 1987 and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1991, and he later earned his Certified Investment Management Analyst designation from the Wharton School at the University of Pennsylvania. In addition, Mr. Reid is registered with the Financial Industry Regulatory Authority as a General Securities Representative and a General Securities Principal.

Frank T. Gardner III, CFA (Ted Gardner) serves as Portfolio Manager. Prior to joining Salient in early 2011, Mr. Gardner was a Portfolio Manager and Director of Research for RDG Capital from 2010 to 2011. Prior to RDG, Mr. Gardner was a Portfolio Manager for Telemus Capital Partners from 2007 to 2010. Prior to joining Telemus, he was an MLP research analyst for Raymond James Equity Research from 2004 to 2007. During his tenure at Raymond James, he followed 35 public MLPs and initiated coverage on 22 MLPs in the midstream, maritime, coal and refining industries. He was also actively involved in due diligence related to Raymond James’ investment banking transactions. Prior to joining Raymond James, Mr. Gardner was a financial advisor at UBS Financial Services. Mr. Gardner earned a Bachelor of Business Administration degree from The University of Texas at Austin and an MBA from the University of St. Thomas. He is also a CFA Charterholder

Sub-Advisors/Portfolio Managers

Broadmark Asset Management LLC (“Broadmark”), located at 101 California Street, 16th Floor, San Francisco, California 94111, serves as the sub-advisor (“Sub-Advisor”) to the Salient Tactical Plus Fund. The Sub-Advisor, which registered as an investment adviser with the SEC in 2000, provides investment advisory services on a discretionary basis to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of December 31, 2016, the Sub-Advisor had approximately $814.8 billion in assets under management. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA. The Sub-Advisor is an affiliate of each of the Advisors.

Pursuant to a sub-advisory agreement between Salient Advisors and the Sub-Advisor, and subject to the general oversight of the Board of Trustees, the Sub-Advisor is responsible for, among other things, furnishing the Salient Tactical Plus Fund with advice and recommendations with respect to the investment of the Fund’s assets and the purchase and sale of portfolio securities and investments for the Fund, and providing certain operating and administrative services to the Fund. The Sub-Advisor is entitled to receive from the Advisor a sub-advisory fee at an annual rate of 0.725% of the average daily net assets of the Fund.

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Management of the Funds

Salient Advisors is also responsible for overseeing the Sub-Advisor’s management of the Salient Tactical Plus Fund’s assets. Among other things, Salient Advisors negotiates the sub-advisory agreement and monitors management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. Salient Advisors monitors the Sub-Advisor on a routine basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Sub-Advisor pursuant to the Sub-advisory Agreement. Advisor personnel periodically visit the Sub-Advisor to perform due diligence on the Sub-Advisor business operations, regulatory compliance and advisory services, and Salient Advisors reports the results of its visits to the Board.

Salient Advisors performs additional services under the terms of the Advisory Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Fund; (i) reviewing and reporting to the Board on the performance of the Sub-Advisor, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Trust without cost to the Fund, (v) furnishing any personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (vi) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board. With the approval of the Board, Salient Advisors may elect to manage the Fund’s investments and determine the composition of the assets of the Fund.

Portfolio Managers (Salient Tactical Plus Fund)

Christopher J. Guptill is Chief Investment Officer and Co-Chief Executive Officer of the Sub-Advisor where he is responsible for the development of Broadmark’s investment management programs and products as well as the implementation of all portfolio management decisions. As Co-CEO, Mr. Guptill shares in managing the firm’s business operations. Prior to co-founding Broadmark in 1999, Mr. Guptill was Chief Equity Strategist and Senior Portfolio Manager of McKinley Capital Management, Inc. where he developed and co-managed the firm’s alternative investment portfolios. Mr. Guptill has over 30 years of investment experience during which time he has developed a methodology for identifying risk in the market which led to the creation of a tactical investment process. Mr. Guptill is a 1979 graduate of California State University, Chico with a B.A. in Economics.

William Ben Hunt, Ph.D is the chief investment strategist at Salient and the author of Epsilon Theory, a newsletter and website that examines markets through the lenses of game theory and history. Dr. Hunt helps develop investment strategy for the firm, works with portfolio managers and key clients to incorporate his investment views into their decision-making process, and manages certain portfolios directly. Dr. Hunt is a featured contributor to a wide range of investment publications and media programming. Dr. Hunt received his Ph.D. in Government from Harvard University in 1991. He taught political science for 10 years at New York University and (with tenure) at Southern Methodist University. Dr. Hunt wrote two academic books: Getting to War (Univ. of Michigan Press, 1997) and Policy and Party Competition (Routledge, 1992), which he co-authored with Michael Laver. Dr. Hunt is the founder of two technology companies and the co-founder of SmartEquip, Inc., a software company for the construction equipment industry that provides intelligent schematics and parts diagrams to facilitate e-commerce in spare parts. Dr. Hunt began his investment career in 2003, first in venture capital and subsequently as a portfolio manager of two long/short equity hedge funds. He worked at Iridian Asset Management from 2006 until 2011 and TIG Advisors from 2012 until 2013. Dr. Hunt joined Salient in 2013, where he combines his background as a portfolio manager, risk manager, and entrepreneur with academic experience in game theory and econometrics to provide a unique perspective on investment risk and reward on behalf of Salient and its clients.

Hiring Sub-Advisors Without Shareholder Approval

A Fund may in the future rely on an order from the SEC permitting its Advisor, subject to Board approval, to appoint an unaffiliated sub-advisor or change the terms of a sub-advisory agreement with an unaffiliated sub-advisor without obtaining shareholder approval. Reliance on such order would permit the Fund to change unaffiliated sub-advisors or the fees paid to an unaffiliated sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order would not, however, permit its Advisor to appoint a sub-advisor that is an affiliate of the Advisor or the Fund (other than by reason of serving as a sub-advisor to the Fund), or to increase the sub-advisory fee of an affiliated sub-advisor, without the approval of the shareholders. A Fund would not be permitted to rely on such order until such reliance has been approved by the Shareholders of the Fund.

Management Fees

The advisory fees paid by the Funds during the fiscal year ended December 31, 2016, as a percentage of each Fund’s average daily net assets, were 0.68% for Salient Adaptive Growth Fund (after waiver), 0.95% for Salient MLP & Energy Infrastructure Fund, 0.70% for Salient Trend Fund (after waiver), and 0.16% for Salient Tactical Plus Fund (after waiver).

A discussion regarding the basis for the Board’s approval of the investment management agreement for each of the Funds is available in the Funds’ December 31, 2016 annual report to shareholders.

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Management of the Funds

Related Perfomance (Salient Tactical Plus Fund)

See Appendix I for performance information of a substantially similar mutual fund for which the Sub-Advisor served as investment sub-advisor and Mr. Guptill served as sole portfolio manager from December 31, 2010 through October 31, 2012.

Additional Information About Fund Expenses

The Funds’ annual operating expenses will likely vary throughout the period and from year to year. A Fund’s expenses for the current fiscal year may be higher than the expenses listed in the respective Fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are in place and are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain Fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as Fund tax expenses.

The “Other Expenses” line item in the respective Fund’s “Annual fund operating expenses” table consists of annual Fund operating expenses, including professional fees (such as audit and legal), accounting, administration, transfer agency, recordkeeping and custodian fees payable to the Funds’ administrator and custodian, and fees under the Fund’s Administrative Services Plan payable to certain intermediary platforms (such as “fund supermarkets” and retirement plan administrators) for non-distribution related administration and recordkeeping services.

Expense Limitation Agreements

•

Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund and Salient Trend Fund. Under the respective Expense Limitation Agreements, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with a Fund’s investments in its respective wholly-owned subsidiary, litigation and extraordinary expenses. Each Expense Limitation Agreement expires on April 30, 2018, unless renewed by mutual agreement of the respective Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•

Salient Tactical Plus Fund. Under the Expense Limitation Agreement, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2018, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

Each Fund’s Advisor is permitted to recover from each of its respective Funds expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, a Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which its Advisor waived a fee or reimbursed an expense. Any such recovery by an Advisor will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Custodian

Holds the Funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating the Funds’ net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Principle Underwriter

Markets the Funds and distributes shares through selling brokers, financial planners and other financial representatives.

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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Management of the Funds

Tranfer Agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

FIS Investor Services, LLC

P.O. Box 182607

Columbus, Ohio 43218-2607

Valuation of Shares

Valuation of the Funds’ Shares

The net asset value (“NAV”) for each class of shares of each Fund is determined once daily as of the close of regular trading of the New York Stock Exchange (the “NYSE”) (typically 4:00 P.M., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and a Fund does not conduct purchase or redemption transactions of its own shares. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the Fund’s NAV may be significantly affected on days when a shareholder will not be able to purchase or redeem Fund shares. The NAV of each Fund is available at the Funds’ Web site: www.salientpartners.com.

Each class of shares of each Fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that share class.

Valuation of Portfolio Securities

Except as noted below, securities held by a Fund may be primarily valued on the basis of market quotations or official closing prices from recognized exchanges. Each Fund’s Advisor or administrator, as delegated by the Advisor, may use third party pricing vendors to supply the valuations for the publicly traded securities and certain derivative securities in the portfolio:

Exchange-Traded Debt and Equity Securities: Debt and equity securities (including exchange-traded funds (“ETFs”) and closed-end investment companies) traded on a recognized exchange or on the Nasdaq National Market Listing are valued using the last sale price on each security’s primary exchange on the valuation date.

Debt and Equity Securities Traded Over-The-Counter: Debt and equity securities traded over-the-counter (“OTC”) (but excluding the Nasdaq National Market Listing) are valued at the last reported sales price on the valuation date. In either of the foregoing cases, if there are no trades of the security on the valuation date, the price of the security shall generally be the mean of the reported bid and asked prices at market’s close on the valuation date. Certain short-term debt instruments with maturities of 60 days and shorter may be valued on the basis of amortized cost.

Exchange-Traded Options Contracts: Written/purchased option contracts on securities, currencies, indices and other financial instruments traded on one or more exchanges shall be valued on the valuation date at the last bid/ask price for options held long/short, respectively, or at the closing mid of the posted market, on the exchange on which the option is listed. If no such bid/ask price is reported by such exchange on the valuation date, the Advisor’s valuation committee will determine the fair value of such options in good faith using publicly available data where possible.

OTC Options: Option contracts on securities, currencies and other financial instruments traded in the OTC market shall be valued at a price obtained from a broker (often the counterparty to the option) on the valuation date. If a broker price is not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Futures: Exchange-traded futures are valued at the last trade or settlement price on the primary exchange on which the futures contracts trade. Third party pricing vendors will be used as primary pricing sources for these contracts.

Swaps: Swaps are valued using prices obtained from third party pricing vendors, which are based on standard industry models using publicly available data where available. If prices from third party pricing vendors are not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Forward Contracts: Forward foreign currency contracts shall be valued at prices supplied by a third party pricing vendor.

Government Obligations: U.S. Government obligations (including U.S. Treasury securities and U.S. Government Agency securities) shall be valued at prices supplied by a third party pricing vendor.

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Securities Traded on Foreign Exchanges: A Fund may invest in securities primarily traded in the United States as well as foreign securities markets. The Funds utilize fair value pricing on a daily basis for all securities that are not primarily traded in United States markets because trading in these securities typically is completed at times that can vary from the closing of the NYSE. This fair value pricing process for securities primarily traded on foreign exchanges uses the quotations of third party pricing vendors to value such securities unless the use of another fair valuation methodology is deemed appropriate by the Advisor’s investment committee. This policy is designed to help ensure that a Fund’s NAV per share appropriately reflects its investments’ values on the valuation date. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Standard Time).

Private Securities with no Public Market, and Other Illiquid Securities: If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is primarily traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to estimate the fair value of securities to the Advisor’s valuation committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. Further, the Advisor may engage third party valuation firms to assist in determining the estimated fair values of such securities. Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the fair value of the Fund’s portfolio securities as of the close of regular trading on the valuation date, thus limiting the opportunity for aggressive traders or market timers to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Investments in unregistered and open-ended investment companies: The fair value of investments in non-registered and open-ended investment companies is based on the NAV of that investment company in conformity with applicable accounting standards, so long as such fund’s NAV is based on fair value reporting of its underlying securities.

Purchasing Shares

Opening an Account

1)	Read this prospectus carefully.

2)	Determine how much you want to invest. The minimum initial investment for Class A and Class C shares of a Fund is:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

The minimum initial investment for Class I shares of a Fund is $1,000,000. This requirement, however, does not apply for investors in certain fee-based, wrap account or other investment platform programs that do not require a Fund to pay any type of administrative payments per shareholder account to any third party. A Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

Subsequent investments in Class A shares or Class C shares must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

A Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

3)	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call the Transfer Agent at: 1-866-667-9228.

4)	Complete the appropriate parts of the account application or account options form. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

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5)	Make your initial investment using the instructions under “How To Buy Shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important Information about Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For investors other than individuals.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (“TIN”) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help the Transfer Agent identify the entity. Please see the Mutual Fund Account Application for more details.

Orders in Proper Form

In order to receive a day’s price, your order must be received in good order by the close of the regular trading of the NYSE. Neither the Funds nor the Transfer Agent is responsible for delays caused by postal issues.

Automatic Investment Plan for Class A Shares and Class C Shares

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call 1-866-667-9228 if you would like more information.

How to Buy Shares

Class A Shares and Class C Shares

Initial purchases of Class A or Class C shares cannot be made directly from the Funds and must be made through a financial intermediary that has established an agreement with the Funds’ distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase you must complete an Account Application obtained from your financial intermediary that has established an agreement with the Funds’ distributor. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After an account has been established for you, you can make subsequent purchases of Class A or Class C shares of a Fund through your financial intermediary or from the Funds, provided that your financial intermediary maintains an agreement with the Fund’s distributor. To purchase shares by mail, send your instruction and a check to the Funds at P.O. Box 182607, Columbus, Ohio 43218-2607. The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A or Class C shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive from your financial intermediary.

You may be prevented from making subsequent purchases of Class A or Class C shares of a Fund if you do not have a financial intermediary assigned to your account. Although you will be allowed to maintain your existing investment in Class A and/or Class C shares of a Fund, if you would like to make a subsequent purchase of shares of a Fund when you do not have a financial intermediary assigned to your account you must either (i) engage a new financial intermediary that has established an agreement with the Funds’ distributor to purchase Class A and/or Class C shares; or (ii) make the subsequent purchase in a class of shares that does not require a financial intermediary.

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Share Classes

Class A shares are sold with a front-end sales charge, which may be reduced or waived, as discussed below. Class A and Class C shares’ cost structure includes a Rule 12b-1 plan that allows the payment of fees for the sale, distribution and/or service of their shares. Class I shares do not bear any distribution and/or service (Rule 12b-1) fees and are sold only to investors that meet the eligibility requirements described below under “Who Can Buy Class I Shares.”

Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “Sales Charges.”
•	Distribution and/or service (Rule 12b-1) fees at an annual rate of 0.25%.
•	No front-end sales charge on investments of $1 million or more, subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares sold within 12 months of purchase.

Class C

•	No front-end sales charge.
•	Distribution and/or service (Rule 12b-1) fees at an annual rate of 1.00%.
•	A 1.00% CDSC on shares sold within 12 months of purchase.

The maximum purchase amount for the Class C shares is $999,999.99. Purchasers of $1 million or more in shares of a Fund will not be able to purchase Class C shares of a Fund.

Class I

•	No front-end sales charge.
•	No distribution and/or service (Rule 12b-1) fees or CDSCs.

12b-1 Fees

Rule 12b-1 fees are paid to, but not retained by, Foreside Fund Services, LLC (the “Distributor”). These fees are used by the Distributor to pay for expenses relating to the distribution and servicing of Fund shares. The specific treatment per class of Rule 12b-1 fees is as follows:

Class A. The services fee represents the entire portion of the 0.25% Rule 12b-1 fee. There is no distribution-specific fee.

Class C. The distribution-specific fee represents 75 basis points, and the services fee represents 25 basis points of the overall 1.00% Rule 12b-1 fee.

Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares. Any such fee is not a charge of the respective Fund.

Who Can Buy Class I shares

Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):

•

Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting or similar services; or (ii) have entered into an agreement to offer Class I shares through a no-load program or investment platform

•	Retirement and other benefit plans
•	Endowment funds and foundations
•	Any state, county or city, or its instrumentality, department, authority or agency
•	Accounts registered to insurance companies, trust companies and bank trust departments
•	Any entity that is considered a corporation for tax purposes
•	Investment companies, both affiliated and not affiliated with the Advisor
•	Investors who invest directly in a Fund or through an affiliate of the Advisor

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•

Fund trustees and officers and other individuals who are affiliated with a Fund, the Advisor and its affiliates, the Sub-Advisor and its affiliates, and other funds within the complex which is comprised of all funds that are a part of Salient MF Trust and Forward Funds (collectively the “Salient Funds”)

•	An individual investor who meets the minimum initial investment requirement

Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical Plus with Salient Tactical Plus Fund. Only shareholders who acquired Class F shares pursuant to the Reorganization may purchase additional Class F shares.

Sales Charges

Class A Shares

	Sales Charge as a Percentage of:
Dollar Amount Invested	Offering Price(1)	NAV	Dealer’s Concession (as a % of Offering Price)
Less than $50,000	3.75%	3.90%	3.25%
$50,000 - $100,000	3.50%	3.63%	3.00%
$100,000 - $250,000	2.50%	2.56%	2.10%
$250,000 - $500,000	2.00%	2.04%	1.75%
$500,000 to $1,000,000	1.50%	1.52%	1.25%
$1,000,000 & Above	0.00%	0.00%	up to 0.75%

1	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C or Class I shares of a Salient fund contained in the Salient MF Trust. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the Fund’s Class A shares about any other Salient funds contained in the Salient MF Trust held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. Salient will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the Fund’s Web site www.salientpartners.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial advisor, or refer to the section entitled “Initial Sales Charge on Class A Shares” in the SAI. You may request an SAI from your broker or financial advisor by accessing the Fund’s Web site www.salientpartners.com or by calling the Transfer Agent at 1-866-667-9228.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Deferred Sales Charges

Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.

For purposes of charging a CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Salient Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Salient Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

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You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level.

3.	Letter of Intent. Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information at the time of purchase to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Salient Funds, their Transfer Agent, and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Salient Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Salient Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, at the time of purchase, the investor may not receive the breakpoints that would otherwise be available.

Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of a Fund may, upon prompt written notification to Salient Funds, reinvest the proceeds of such sale in Class A shares of any of the Salient Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Salient Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of a Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

Waiver of Initial Sales Charges for Class A Shares

A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Salient, Forward Management, LLC d/b/a Salient (“Salient Management”), the Advisors, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Advisors and their affiliates.
•	Clients of financial intermediaries using Salient Funds in fee-based investment products under a signed agreement with the Distributor or the Advisors.
•	Accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that

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the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of sales charges for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.
•	Financial intermediary supermarkets and fee-based platforms.
•	Individual Retirement Account rollovers involving retirement plan assets invested in the Salient Funds at the time of the rollover that are contributed to an IRA held directly with the Salient Funds.
•	Documentation must be provided at the time of the rollover purchase in order to be eligible for the sales charge waiver.
•	Only the rollover amount will have the sales charge waived.

Salient Funds reserves the right to waive or update these waiver requirements at its discretion.

Waiver of CDSC

A Fund may waive the imposition of a CDSC on redemptions of Class A or Class C shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Funds.

•	Forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $500.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.
•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of CDSCs for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Salient Funds prior to the redemption request to ensure your receipt of the waiver. Please call 1-866-667-9228 for additional information.

To utilize a waiver, you must contact your financial representative or the Transfer Agent. Consult the SAI for additional details.

Other Waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•

exchanges from one Salient fund contained in the Salient MF Trust to the same class of any other Salient fund contained in the Salient MF Trust (see “Exchange Privilege” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and Taxes” in this prospectus for additional details)

Exchange Privilege

Exchanges of Class A, Class C, or Class I for the Same Class of Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Salient MF Trust (including that your financial intermediary maintain an agreement with the Funds’ Distributor), you may exchange your Class A, Class C, or Class I shares of any Fund for the same class shares of any other Salient MF Fund. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

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Exchanges of Class A or Class C Shares for a Different Class within the Same Fund

By following the instructions below, and subject to such limitations as may be imposed by the Salient MF Trust (including that your financial intermediary maintain an agreement with the Funds’ Distributor), you may exchange your Class A and Class C shares for Class I shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Class A and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Class I shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

You may exchange your Class C shares for Class A shares, provided that the following conditions are met:

•	The Class C shares must be fully aged and no longer eligible for a CDSC, and
•	No sales charge may be applied to the Class A shares that are being acquired through an exchange from Class C shares.

Shares of one Fund or a class thereof, with the exception of Class F shares of Salient Tactical Plus Fund, may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. The registration for both accounts must be identical. Class C shares will continue to age from the original date and will retain the same CDSC rate. The Salient MF Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. For further details, see “Additional Information Concerning Taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Fund. A Fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI.

Pricing of Fund Shares

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Each Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after the Transfer Agent receives your request in good order. In unusual circumstances, a Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider sending your request in writing.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, the Advisors require that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

The Funds are required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, a Fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

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e DELIVERY – Class A and Class C Shares

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Salient Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call 1-888-667-9228 or visit www.salientpartners.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

Online Account Access – Class A and Class C Shares

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.salientpartners.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Salient Funds at 1-866-667-9228.

Other Information

The issuance of shares is recorded electronically on the books of the Salient MF Trust. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, the Salient Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

The Funds reserve the right to refuse any request to purchase shares.

Account Statements

In general, you will receive account confirmations and statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Salient Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Salient Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Salient Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

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Redeeming Shares

How To Redeem Shares

Neither the investment advisor, the Distributor, the Transfer Agent, Salient Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Salient Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Class A and Class C Shares

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Salient Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $100,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

By Mail

To redeem by mail, you must send a written request for redemption to Salient Funds, P.O. Box 182607, Columbus, Ohio 43218-2607. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is payable to the shareholder(s) of record; (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file; (3) the address of record and banking instructions have not changed in the last 30 days; and (4) an application is on file with the Transfer Agent. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Salient Funds account. Your Salient Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Salient Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Salient Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Salient Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Salient Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Class A and Class C Shares

At various times, Salient Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Salient Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Salient Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

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Redeeming Shares

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 182607, Columbus, Ohio 43218-2607.

By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Salient Funds Account Application.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Salient Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Salient Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Salient Funds for up to seven days if Salient Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Salient Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Salient Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Salient Funds, P.O. Box 182607, Columbus, Ohio 43218-2607. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Salient Funds.

Policies Concerning Frequent Purchases and Redemptions

Each Fund is intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in a Fund.

The Board has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities and periodic review of shareholder trading activity.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that a Fund will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to a Fund.

Distribution and Shareholder Services Plans

Distribution Plans

The Funds have adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Class A and Class C shares of the Funds that allow each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

The Class I and Class F Rule 12b-1 plans for each Fund are “no fee” plans. The Class I and Class F shares shall not pay any fee for distribution services to the respective Class I and Class F shareholders.

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Distribution and Shareholder Services Plans

Under the Plans, a Fund may pay one or more persons or entities a fee up to the following annual rates for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A and Class C shares of a Fund:

	Annual Rate (expressed as a percentage of the Fund’s average daily net assets attributable to the noted class of shares)
Fund Name	Class A	Class C

Salient Adaptive Growth Fund	0.25%	1.00%
Salient MLP & Energy Infrastructure Fund	0.25%	1.00%
Salient Tactical Plus Fund	0.25%	1.00%
Salient Trend Fund	0.25%	1.00%

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Class A and Class C shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Each of the Plans recognizes that the Advisors may use their management or administrative fees, in addition to their past profits or their other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Networking, Sub-Transfer Agency and Administrative Fees

Certain financial intermediaries may contract with the Funds, the Advisors or the Distributor to perform certain networking, sub-transfer agency or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive networking, sub-transfer agency or administrative fees, a portion of which may be paid by the Funds. Any such payments by the Funds to a financial intermediary for networking, sub-transfer agency or administrative services are in addition to any shareholder services fees payable to the financial intermediary by the Funds.

Administrative Services Plan

The Funds have adopted an Administrative Services Plan applicable to Shares sold through certain broker-dealers that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed 0.10%. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Advisor (and/or its affiliates) and the Board oversees any such allocation.

Additional Payments to Intermediaries

Shares of the Funds are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of a Fund paying Rule 12b-1 fees, if any.

Certain firms may request, and the Advisor (and/or its affiliates) and/or the Sub-Advisor (and/or its affiliates) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Advisor’s own resources and/or the Sub-Advisor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Advisor’s efforts to promote the sale of the Funds’ shares. The Advisor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation will vary. These payments could be significant to a firm. The Advisor determines which firms to support and the extent of the payments it is willing to make. The Advisor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Advisor’s promotional efforts.

The Advisor hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Advisor and its affiliates. In consideration for revenue sharing, a firm may feature a Fund in its sales system or give preferential access to

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Additional Payments to Intermediaries

members of its sales force or management. In addition, the firm may agree to participate in the Advisor’s marketing efforts by allowing the Advisor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in selling Fund shares and servicing its clients who have invested in a Fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor a Fund.

The SAI discusses the Advisor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Advisor or the Fund, as well as about fees and/or commissions it charges.

The Advisor and its affiliates may have other relationships with your firm relating to the provisions of services to a Fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Advisor or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Advisor or its affiliates that are not related to the Fund.

Dividends and Taxes

Dividends

The Funds typically declare and pay income dividends and capital gains, if any, at least annually.

Dividend Reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If any of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of Dividends

For investors who are not exempt from federal income taxes, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Distributions (Salient MLP & Energy Infrastructure Fund)

It is expected that only a portion of the cash payments from the Fund’s investments will constitute investment company taxable income. The balance will be return of capital from such investments. The Fund cannot predict with respect to a given quarter how much of the Fund’s investment company taxable income will be included in the distribution we make for that quarter. However, the Fund intends to pay to common shareholders on an annual basis at least 90% of the Fund’s investment company taxable income. Distributions may also include cash received as return of capital from the Fund’s portfolio investments or return of the Fund’s investors’ capital. Provisions of the 1940 Act and rules thereunder require the Fund to provide a written statement accompanying payment from any source other than income that adequately discloses the source or sources of such payment. Thus, if capital was the source of a distribution, and the payment amounted to a return of capital, written notice to that effect would be provided. Nevertheless, shareholders who periodically receive distributions from the Fund may be under the impression that such payments are made from income, when, in fact, they are not. The amount of the Fund’s distribution that constitutes a return of capital represents a return of a shareholder’s original investment in shares.

Accordingly, shareholders should carefully read any written disclosure accompanying a distribution and should not assume that the source of payment is income.

Cost Basis Reporting

The Funds will be required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for certain Fund shares (“covered shares”) that are redeemed. If you redeem covered shares during any year, the Funds will report the following information to the IRS and to you on Form 1099-B: (i) the “cost basis” of such shares; (ii) the gross proceeds you received on the redemption; and (iii) the “holding period” for the redeemed shares.

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Dividends and Taxes

The default method for calculating the cost basis of covered shares will be the average cost of all Fund shares you purchased prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you will be able to elect another IRS-accepted method by notifying the Fund’s transfer agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

Buying a Dividend

Purchasing a Fund’s shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund’s shares.

The risk in buying a dividend is that a Fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The Fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund’s portfolio.

Returns of Capital

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of Transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Portfolio Holdings Disclosure

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available (i) in the SAI; and (ii) on the respective Fund’s Web site, www.salientpartners.com. The holdings of each Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year.

Householding

To avoid sending duplicate copies of materials to households, the Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1-866-667-9228. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling 1-866-667-9228. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about the Funds, write to Salient MF Trust, P.O. Box 182607, Columbus, OH 43218-2607 or call 1-866-667-9228. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Funds are offered only where the sale is legal.

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Financial Highlights

The financial highlights table below is intended to help investors understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the applicable Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by KPMG LLP, whose report, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Trust’s annual report, which is available upon request and without charge by calling 1-866-667-9228 or on the Trust’s website at www.salientpartners.com.

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Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Adaptive Growth Fund - Class A
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, beginning of period	$7.06	$9.09	$9.07	$10.16	$9.94
Investment Activities:
Net investment income (loss)(c)	(0.15)	(0.13)	(0.14)	(0.14)	(0.07)
Net realized and unrealized gain (loss) on investments	1.14	(0.89)	1.38	(0.35)	0.32
Total from Investment Activities	0.99	(1.02)	1.24	(0.49)	0.25
Distributions to Shareholders From:
Net investment income	(0.20)	—	—	—	—
Net realized gain on investments	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)
Total Distributions	(1.22)	(1.01)	(1.22)	(0.60)	(0.03)
Net Asset Value, End of Period	$6.83	$7.06	$9.09	$9.07	$10.16
Total Return(d)	14.13%	(11.18)%	13.58%	(4.78)%	2.53%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$3,465	$5,213	$4,748	$5,409	$4,018
Ratios to Average Net Assets:
Gross expenses(e)	1.89%	1.68%	1.64%	1.84%	1.92%
Net expenses(e)(f)	1.64%	1.58%	1.60%	1.60%	1.61%
Net investment income (loss)(e)	(1.87)%	(1.46)%	(1.41)%	(1.45)%	(1.59)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.
(b)	Commenced operations on November 15, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

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Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Adaptive Growth Fund - Class C
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012(b)
Net Asset Value, beginning of period	$6.84	$8.91	$8.97	$10.13	$10.12
Investment Activities:
Net investment income (loss)(c)	(0.20)	(0.19)	(0.21)	(0.22)	(0.09)
Net realized and unrealized gain (loss) on investments	1.07	(0.87)	1.37	(0.34)	0.13
Total from Investment Activities	0.87	(1.06)	1.16	(0.56)	0.04
Distributions to Shareholders From:
Net investment income	(0.13)	—	—	—	—
Net realized gain on investments	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)
Total Distributions	(1.15)	(1.01)	(1.22)	(0.60)	(0.03)
Net Asset Value, End of Period	$6.56	$6.84	$8.91	$8.97	$10.13
Total Return(d)	12.87%	(11.86)%	12.84%	(5.49)%	0.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,961	$2,349	$2,516	$1,319	$363
Ratios to Average Net Assets:
Gross expenses(e)	2.67%	2.43%	2.38%	2.59%	2.67%
Net expenses(e)(f)	2.39%	2.33%	2.35%	2.35%	2.36%
Net investment income (loss)(e)	(2.58)%	(2.20)%	(2.16)%	(2.20)%	(2.34)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.
(b)	Commenced operations on October 1, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

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Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Adaptive Growth Fund - Class I
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period ended December 31, 2012(b)
Net Asset Value, beginning of period	$7.14	$9.15	$9.09	$10.16	$10.00
Investment Activities:
Net investment income (loss)(c)	(0.11)	(0.11)	(0.11)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investments	1.12	(0.89)	1.39	(0.35)	0.25
Total from Investment Activities	1.01	(1.00)	1.28	(0.47)	0.19
Distributions to Shareholders From:
Net investment income	(0.21)	—	—	—	—
Net realized gain on investments	(1.02)	(1.01)	(1.22)	(0.60)	(0.03)
Total Distributions	(1.23)	(1.01)	(1.22)	(0.60)	(0.03)
Net Asset Value, End of Period	$6.92	$7.14	$9.15	$9.09	$10.16
Total Return(d)	14.29%	(10.88)%	13.99%	(4.59)%	1.91%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$49,975	$48,988	$85,426	$95,156	$108,199
Ratios to Average Net Assets:
Gross expenses(e)	1.67%	1.42%	1.38%	1.59%	1.67%
Net expenses(e)(f)	1.39%	1.33%	1.35%	1.35%	1.36%
Net investment income (loss)(e)	(1.32)%	(1.20)%	(1.16)%	(1.20)%	(1.34)%
Portfolio turnover(g)	0%	0%	0%	0%	0%

(a)	Prior to May 1, 2016, Salient Adaptive Growth Fund was known as Salient Risk Parity Fund.
(b)	Commenced operations on July 9, 2012.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

78

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	MLP & Energy Infrastructure Fund - Class A
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period ended December 31, 2012(b)(c)
Net Asset Value, beginning of period	$7.08	$13.31	$12.77		$10.02		$10.09
Investment Activities:
Net investment income (loss)(d)	0.08	0.11	0.05		(0.05)		0.00	(e)
Net realized and unrealized gain (loss) on investments	2.71	(5.76)	1.03		3.29		(0.07)
Total from Investment Activities	2.79	(5.65)	1.08		3.24		(0.07)
Distributions to Shareholders From:
Net investment income	(0.19)	(0.17)	(0.10)		(0.16)		—
Return of capital	(0.37)	(0.41)	(0.44)		(0.33)		—
Total Distributions	(0.56)	(0.58)	(0.54)		(0.49)		—
Net Asset Value, End of Period	$9.31	$7.08	$13.31		$12.77		$10.02
Total Return(f)	41.90%	(44.10)%	8.35%		33.14%		(0.69)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$210,688	$127,069	$177,820		$147,626		$2,225
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(g)	1.51%	1.28%	1.59	%(h)	2.65%		6.52%
Net expenses (including tax expense/benefit)(g)	1.51%	1.28%	1.65%		2.49	%(i)	1.82	%(i)
Net expenses (excluding tax expense/benefit)(g)	1.44%	1.45%	1.48%		1.60	%(i)	1.60	%(i)
Net investment income (loss)(g)	0.98%	1.02%	0.36%		(0.41)%		(0.13)%
Portfolio turnover(j)	23%	39%	19%		64%		15%

(a)	Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on December 21, 2012.
(d)	Calculated based on average shares outstanding.
(e)	Represents less than $0.005 or $(0.005).
(f)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(g)	Annualized for periods less than one year.
(h)	The gross operating expenses are the expenses before reimbursement to the MLP Energy & Infrastructure Fund or recoupment by the Advisor.
(i)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(j)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

79

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	MLP & Energy Infrastructure Fund - Class C
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Period ended December 31, 2013(b)(c)
Net Asset Value, beginning of period	$7.04	$13.23	$12.72		$10.40
Investment Activities:
Net investment income (loss)(d)	0.02	0.03	(0.05)		(0.13)
Net realized and unrealized gain (loss) on investments	2.69	(5.73)	1.02		2.90
Total from Investment Activities	2.71	(5.70)	0.97		2.77
Distributions to Shareholders From:
Net investment income	(0.16)	(0.08)	(0.08)		(0.16)
Return of capital	(0.33)	(0.41)	(0.38)		(0.29)
Total Distributions	(0.49)	(0.49)	(0.46)		(0.45)
Net Asset Value, End of Period	$9.26	$7.04	$13.23		$12.72
Total Return(e)	40.66%	(44.50)%	7.53%		27.13%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$99,130	$78,112	$147,885		$37,527
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(f)	2.30%	2.06%	2.34	%(g)	3.40%
Net expenses (including tax expense/benefit)(f)	2.30%	2.06%	2.40%		3.24	%(h)
Net expenses (excluding tax expense/benefit)(f)	2.23%	2.20%	2.23%		2.35	%(h)
Net investment income (loss)(f)	0.22%	0.29%	(0.39)%		(1.16)%
Portfolio turnover(i)	23%	39%	19%		64%

(a)	Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on January 8, 2013.
(d)	Calculated based on average shares outstanding.
(e)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(f)	Annualized for periods less than one year.
(g)	The gross operating expenses are the expenses before reimbursement to the MLP Energy & Infrastructure Fund or recoupment by the Advisor.
(h)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

80

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	MLP & Energy Infrastructure Fund - Class I
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Year Ended December 31, 2014(b)		Year Ended December 31, 2013(b)		Period ended December 31, 2012(b)(c)
Net Asset Value, beginning of period	$7.07	$13.29	$12.76		$10.02		$10.00
Investment Activities:
Net investment income (loss)(d)	0.08	0.15	0.09		(0.02)		0.00	(e)
Net realized and unrealized gain (loss) on investments	2.72	(5.76)	1.02		3.29		0.14
Total from Investment Activities	2.80	(5.61)	1.11		3.27		0.14
Distributions to Shareholders From:
Net investment income	(0.20)	(0.20)	(0.11)		(0.18)		0.00	(e)
Return of capital	(0.39)	(0.41)	(0.47)		(0.35)		(0.12)
Total Distributions	(0.59)	(0.61)	(0.58)		(0.53)		(0.12)
Net Asset Value, End of Period	$9.28	$7.07	$13.29		$12.76		$10.02
Total Return(f)	42.08%	(43.95)%	8.56%		33.46%		1.47%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,218,042	$688,832	$1,149,509		$323,880		$38,190
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(g)	1.33%	1.04%	1.34	%(h)	2.40%		6.27%
Net expenses (including tax expense/benefit)(g)	1.33%	1.04%	1.40%		2.24	%(i)	1.57	%(i)
Net expenses (excluding tax expense/benefit)(g)	1.26%	1.20%	1.23%		1.35	%(i)	1.35	%(i)
Net investment income (loss)(g)	1.03%	1.31%	0.61%		(0.16)%		0.12%
Portfolio turnover(j)	23%	39%	19%		64%		15%

(a)	Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.
(b)	Presented on a consolidated basis.
(c)	Commenced operations on September 19, 2012.
(d)	Calculated based on average shares outstanding.
(e)	Represents less than $0.005 or $(0.005).
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The gross operating expenses are the expenses before reimbursement to the MLP Energy & Infrastructure Fund or recoupment by the Advisor.
(i)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(j)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

81

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Tactical Plus Fund - Class A
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.30	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.18)	(0.22)	0.04
Net realized and unrealized gain (loss) on investments	0.81	(0.09)	(0.29)
Total from Investment Activities	0.63	(0.31)	(0.25)
Distributions to Shareholders From:
Net realized gain on investments	(0.48)	(0.25)	(0.18)
Total Distributions	(0.48)	(0.25)	(0.18)
Net Asset Value, End of Period	$11.45	$11.30	$11.86
Total Return(d)	5.58%	(2.59)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$6,471	$3,489	$3
Ratios to Average Net Assets:
Gross expenses(e)	3.12%	4.04%	519.72%
Net expenses(e)(f)	2.05%	2.05%	2.05%
Net investment income (loss)(e)	(1.65)%	(1.93)%	6.90%
Portfolio turnover(g)	4,668%	146%	0%

(a)	Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.
(b)	Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

82

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Tactical Plus Fund - Class C
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.21	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.26)	(0.30)	0.03
Net realized and unrealized gain (loss) on investments	0.79	(0.10)	(0.28)
Total from Investment Activities	0.53	(0.40)	(0.25)
Distributions to Shareholders From:
Net realized gain on investments	(0.48)	(0.25)	(0.18)
Total Distributions	(0.48)	(0.25)	(0.18)
Net Asset Value, End of Period	$11.26	$11.21	$11.86
Total Return(d)	4.73%	(3.35)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$582	$50	$3
Ratios to Average Net Assets:
Gross expenses(e)	22.24%	97.09%	454.38%
Net expenses(e)(f)	2.80%	2.80%	2.80%
Net investment income (loss)(e)	(2.40)%	(2.69)%	6.03%
Portfolio turnover(g)	4,668%	146%	0%

(a)	Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.
(b)	Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

83

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Tactical Plus Fund - Class I
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period ended December 31, 2014(b)
Net Asset Value, beginning of period	$11.32	$11.86	$12.29
Investment Activities:
Net investment income (loss)(c)	(0.16)	(0.19)	0.04
Net realized and unrealized gain (loss) on investments	0.81	(0.10)	(0.29)
Total from Investment Activities	0.65	(0.29)	(0.25)
Distributions to Shareholders From:
Net realized gain on investments	(0.48)	(0.25)	(0.18)
Total Distributions	(0.48)	(0.25)	(0.18)
Net Asset Value, End of Period	$11.49	$11.32	$11.86
Total Return(d)	5.74%	(2.42)%	(2.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,905	$539	$503
Ratios to Average Net Assets:
Gross expenses(e)	5.70%	7.03%	819.13%
Net expenses(e)(f)	1.80%	1.80%	1.80%
Net investment income (loss)(e)	(1.40)%	(1.71)%	7.03%
Portfolio turnover(g)	4,668%	146%	0%

(a)	Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.
(b)	Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

84

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Tactical Plus Fund - Class F
	Year Ended December 31, 2016(a)	Year Ended December 31, 2015	Period Ended December 31, 2014(b)(c)	Year Ended November 30, 2014(c)	Period Ended November 30, 2013(c)(d)
Net Asset Value, beginning of period	$11.37	$11.86	$12.29	$11.66	$10.00
Investment Activities:
Net investment income (loss)(e)	(0.12)	(0.16)	0.04	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	(0.08)	(0.29)	1.03	1.67
Total from Investment Activities	0.68	(0.24)	(0.25)	0.97	1.66
Distributions to Shareholders From:
Net realized gain on investments	(0.48)	(0.25)	(0.18)	(0.34)	—
Total Distributions	(0.48)	(0.25)	(0.18)	(0.34)	—
Net Asset Value, End of Period	$11.57	$11.37	$11.86	$12.29	$11.66
Total Return(f)	5.98%	(2.00)%	(2.06)%	8.53%	16.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$17,050	$16,495	$30,743	$17,779	$9,789
Ratios to Average Net Assets:
Gross expenses(g)	2.62%	2.68%	4.18%	3.09%	29.89%
Net expenses(g)(h)	1.49%	1.49%	1.53%	1.49%	1.49%
Net investment income (loss)(g)	(1.09)%	(1.40)%	3.56%	(0.54)%	(0.74)%
Portfolio turnover(i)	4,668%	146%	0%	153%	1,814%

(a)	Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.
(b)	Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.
(c)	The Institutional Class was part of the predecessor Broadmark Tactical Plus Fund and was reorganized into Class F on December 15, 2014.
(d)	Commenced operations on December 31, 2012.
(e)	Calculated based on average shares outstanding.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

85

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Trend Fund - Class A
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.25	$11.90	$11.04	$10.64
Investment Activities:
Net investment income (loss)(b)	(0.17)	(0.20)	(0.16)	(0.17)
Net realized and unrealized gain (loss) on investments	(2.30)	0.14	1.69	1.71
Total from Investment Activities	(2.47)	(0.06)	1.53	1.54
Distributions to Shareholders From:
Net investment income	(0.58)	(0.08)	—	(0.34)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)
Total Distributions	(0.58)	(0.59)	(0.67)	(1.14)
Net Asset Value, End of Period	$8.20	$11.25	$11.90	$11.04
Total Return(c)	(21.94)%	(0.52)%	13.92%	14.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$2,996	$3,700	$4,934	$2,849
Ratios to Average Net Assets:
Gross expenses(d)	1.94%	2.09%	1.99%	1.98%
Net expenses(d)(e)	1.69%	1.80%	1.73%	1.62%
Net investment income (loss)(d)	(1.67)%	(1.70)%	(1.58)%	(1.52)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on March 28, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

86

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Trend Fund - Class C
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.05	$11.74	$10.98	$10.64
Investment Activities:
Net investment income (loss)(b)	(0.25)	(0.28)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	(2.23)	0.14	1.66	1.69
Total from Investment Activities	(2.48)	(0.14)	1.43	1.46
Distributions to Shareholders From:
Net investment income	(0.46)	(0.04)	—	(0.32)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)
Total Distributions	(0.46)	(0.55)	(0.67)	(1.12)
Net Asset Value, End of Period	$8.11	$11.05	$11.74	$10.98
Total Return(c)	(22.43)%	(1.21)%	13.08%	13.96%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$350	$800	$29	$116
Ratios to Average Net Assets:
Gross expenses(d)	2.68%	2.86%	2.75%	2.73%
Net expenses(d)(e)	2.44%	2.55%	2.48%	2.37%
Net investment income (loss)(d)	(2.42)%	(2.47)%	(2.34)%	(2.27)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on March 28, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

87

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Trend Fund - Class I
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Period ended December 31, 2013(a)
Net Asset Value, beginning of period	$11.26	$11.91	$11.02	$10.00
Investment Activities:
Net investment income (loss)(b)	(0.15)	(0.17)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	(2.28)	0.14	1.69	2.34
Total from Investment Activities	(2.43)	(0.03)	1.56	2.20
Distributions to Shareholders From:
Net investment income	(0.61)	(0.11)	—	(0.38)
Net realized gain on investments	—	(0.51)	(0.67)	(0.80)
Total Distributions	(0.61)	(0.62)	(0.67)	(1.18)
Net Asset Value, End of Period	$8.22	$11.26	$11.91	$11.02
Total Return(c)	(21.58)%	(0.33)%	14.21%	22.24%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$37,499	$55,306	$38,290	$72,325
Ratios to Average Net Assets:
Gross expenses(d)	1.69%	1.84%	1.74%	1.73%
Net expenses(d)(e)	1.44%	1.55%	1.48%	1.37%
Net investment income (loss)(d)	(1.41)%	(1.46)%	(1.33)%	(1.27)%
Portfolio turnover(f)	0%	0%	0%	0%

(a)	Commenced operations on January 2, 2013.
(b)	Calculated based on average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

88

Salient Funds Privacy Policy

The Funds appreciate the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of the Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

89

Appendix I—Description of Market Indices

Alerian MLP Index: The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization waited methodology.

Bloomberg Barclays US Aggregate Bond Index: The Bloomberg Barclays US Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays BTOP 50 Index: The Barclays BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.

MSCI ACWI Total Return: The MSCI ACWI (All Country World Index) Total Return is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

Appendix II—Related Performance of a Comparable Fund

The performance information shown below is the performance of a comparable mutual fund (“Comparable Fund”) for which the Sub-Advisor of the Salient Tactical Plus Fund served as investment sub-advisor and Mr. Guptill served as sole portfolio manager from December 31, 2010 through October 31, 2012. In its capacity as sub-advisor, the Sub-Advisor maintained full discretionary authority over the selection of investments for the Comparable Fund. Mr. Guptill, portfolio manager of the Fund, was solely responsible for the performance of the Comparable Fund for the period shown. During such period, December 31, 2010 through October 31, 2012, the Comparable Fund was the only fund or other account that the Sub-Advisor managed with an investment objective and investment policies and strategies substantially similar to those of the Fund.

The Comparable Fund is a separate fund, and the performance of the Comparable Fund shown below is provided to illustrate the past performance of a substantially similar mutual fund managed by the Sub-Advisor and the portfolio manager as measured against a broad-based market index, the S&P 500 Index. Because of the similarities between the Salient Tactical Plus Fund and the Comparable Fund, this information may help provide an indication of the Salient Tactical Plus Fund’s risks by showing how a similar Comparable Fund has performed historically. The performance of the Comparable Fund, however, is not the performance of the Salient Tactical Plus Fund, and you should not assume that the Salient Tactical Plus Fund will have the same performance as the Comparable Fund. The performance of the Salient Tactical Plus Fund may be greater or less than the performance of the Comparable Fund due to, among other things, the number of the holdings in and composition of the Salient Tactical Plus Fund’s portfolio, as well as the asset size and cash flow differences between the Salient Tactical Plus Fund and the Comparable Fund. The performance of the Comparable Fund has been calculated net of any fees and expenses, including sales loads, that were applicable to the Comparable Fund during the period shown. The performance information of the Comparable Fund has not been adjusted to reflect the expenses of the Salient Tactical Plus Fund, which are lower than the expenses of the Comparable Fund during the period shown. The expense ratio of each class of the Comparable Fund as of October 31, 2012 is shown below.

The following is NOT the Fund’s performance or indicative of the Salient Tactical Plus Fund’s future performance.

	3 Month Period (through 10/31/12)	Year-to-Date (through 10/31/12)	One-Year Period (through 10/31/12)	Calendar Year 2011	Since Inception (12/31/10) through 10/31/12
Investor Class	4.15%	9.57%	4.81%	(3.65)%	3.00%
Institutional Class	4.25%	9.86%	5.19%	(3.29)%	3.36%
S&P 500 Index(1)	2.96%	14.29%	15.21%	2.11%	8.79%

1

The S&P 500® Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Index results assume the reinvestment of all capital gain and dividend distributions. An investment cannot be made directly into an index.

Comparable Fund Class Inception Dates and Expense Ratios

Share Class	Inception Date	Gross Expense Ratio*	Net Expense Ratio*
Investor Class	12/31/2010	2.75%	2.34%
Institutional Class	12/31/2010	2.40%	1.99%

*	As of October 31, 2012.

90

Investment Advisors
Salient Advisors, L.P. Salient Capital Advisors, LLC Sub-Advisors
Broadmark Asset Management, LLC Salient Tactical Plus Fund Administrator ALPS Fund Services, Inc. Distributor Foreside Fund Services, LLC Counsel K&L Gates LLP	Independent Registered Public Accounting Firm KPMG LLP Custodian Citibank, N.A. Transfer Agent FIS Investor Services, LLC

Salient Adaptive Growth Fund

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Salient Trend Fund

Salient Adaptive Growth Fund

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Salient Trend Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual and Semi-Annual Reports

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of a Fund and includes a summary of the Fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI for each Fund has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

How Do I Obtain a Copy of These Documents?

There are several ways you can get a current annual/semiannual report (when available), prospectus or SAI from Salient:

1.	Call or write, and copies will be sent to you free of charge: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607, 1-866-667-9228. Or go to www.salientpartners.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-22678

STAT001 050117

Prospectus

May 1, 2017

Class R6

Tickers
Fund	Class R6
Salient MLP & Energy Infrastructure Fund	SMRPX

Neither Securities and Exchange Commission nor Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Salient MLP & Energy Infrastructure Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Class R6 shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.13%

Examples

These Examples are intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you’ve redeemed your shares would be:

Class R6

1 Year	$115
3 Years	$359
5 Years	$622
10 Years	$1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2016 was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund’s investments in the securities of MLPs, at the time of investment, will not exceed 25% of total assets as measured at the time of investment.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

Salient Capital Advisors, LLC’s (“Salient Capital” or the “Advisor”) investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States,

1

Salient MLP & Energy Infrastructure Fund

including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Fund (see “Tax Law Change Risk” below).

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 11 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration Risk: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Equity Securities Risk: The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Industry Specific Risk: The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the

2

Salient MLP & Energy Infrastructure Fund

Fund invests, are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

Leverage Risk: The Fund may make investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk: Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk: The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk: Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse

3

Salient MLP & Energy Infrastructure Fund

impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks Risk: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax Risk: The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Law Change Risk: Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Underlying Funds Risk: Because the Fund may be an “Underlying Fund” for one or more related “fund of funds” and, therefore, a significant percentage of the Fund’s outstanding shares may be held by a fund of funds, a change in asset allocation by the fund of funds could result in purchases and redemptions of a large number of shares of the Fund, causing significant changes to the Fund’s portfolio composition, potential increases in expenses to the Fund and purchases and sales of securities in a short timeframe, each of which could negatively impact Fund performance.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientpartners.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class R6 shares.

Calendar Year Total Returns—Class R6

Best Quarter – June 30, 2016	26.93%
Worst Quarter – March 31, 2016	–5.22%

4

Salient MLP & Energy Infrastructure Fund

Average Annual Total Returns

For the period ended December 31, 2016

	1 Year	Since Inception
Salient MLP & Energy Infrastructure Fund – Class R6 (Inception: 1/4/16)
Return Before Taxes	41.16%	41.16%
Return After Taxes on Distributions	40.22%	40.22%
Return After Taxes on Distributions and Sale of Fund Shares	23.69%	23.69%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(1)	18.31%	18.31%

(1)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Alerian MLP Index.

Investment Advisor/Portfolio Manager

Salient Capital serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the Fund’s team are: Gregory A. Reid, President and Chief Executive Officer, and Frank T. Gardner, III, CFA (Ted Gardner). Mr. Reid and Mr. Gardner have managed the Fund since its inception.

Purchase and Sale of Fund Shares

The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for all investors other than certain qualified and nonqualified plan investors. There is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment. There are no minimum investment requirements for subsequent purchases to existing accounts. You may redeem shares of the Fund on any business day through your financial intermediary, recordkeeper, and/or third party administrator.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

5

Investment Restrictions

All percentage restrictions referenced in this Prospectus or the associated Statement of Additional Information (“SAI”) are measured at the time of investment, whether or not the particular percentage restriction uses such language. If a percentage restriction on investment or use of assets discussed in any prospectus related to the Salient MLP & Energy Infrastructure Fund (the “Fund”) is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that the Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Security Types

The security types in which the Fund may invest (as discussed in the Fund’s “Fund Summary” section above) are as follows:

Debt Instruments

A Fund may invest in short- and/or long-term debt instruments. Debt instruments are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt instruments, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt instruments include corporate bonds (including convertible bonds), government securities, bank debt, and mortgage- and other asset-backed securities.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Hybrid Securities

Hybrid securities, including trust preferred securities, are securities that have characteristics of both equity securities and debt securities. Hybrid securities are typically issued by corporate entities or by a trust or partnership affiliated with a corporate entity. Hybrid securities usually pay a fixed, variable or floating rate of interest or dividends and can be perpetual or may have a maturity date. A hybrid security may provide for mandatory conversion into common stock under certain conditions, including conditions imposed by applicable regulations. A hybrid security may permit the issuer to defer the payment of interest or dividends. In the event of the bankruptcy or default of an issuer, holders of hybrid securities typically have claims that are senior to holders of the issuer’s equity securities but subordinate to holders of the issuer’s debt securities. The characteristics and use features of hybrid securities may be subject to change as the regulations governing such securities continue to evolve.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

6

Security Types

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Lower-Rated Debt Securities (“Junk Bonds”)

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by the Advisor and/or sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies. Exemptions are available for funds that are in the same group of funds.

7

Security Types

ETFs – Many ETFs have obtained exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs

U.S. Government Securities

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, including securities issued by a government-sponsored enterprise. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

8

Fund Details—Salient MLP & Energy Infrastructure Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund will invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

Salient Capital Advisors, LLC’s (“Salient Capital” or the “Advisor”) investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

There can be no assurance that the Fund will achieve its objective.

9

Fund Details—Salient MLP & Energy Infrastructure Fund

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective

10

Additional Investment Strategies and Risks

In addition to the principal investment strategies described above, the Fund may employ the following techniques in pursuing its investment objectives.

Segregation of Assets

As open-end investment companies registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Fund’s Advisor. The Fund’s Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Policies

As discussed in the relevant “Fund Summary” sections above, the Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time the Fund invests its assets. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of the Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also the Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

Temporary Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, interests in short-term investment funds, repurchase agreements, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objectives to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the SAI for more information about the additional types of securities in which the Fund may invest and their associated risks.

11

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund invests in other investment companies, it will be subject to the same risks of the other investment companies to the extent of its investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Risks:	Salient MLP & Energy Infrastructure Fund
Borrowing Risk	N/A
Cash and Cash Equivalents Risk	N/A
Commodities Risk	N/A
Concentration Risk	P
Convertible Securities Risk	N/A
Counterparty Risk	N/A
Currency Risk	N/A
Cybersecurity Risk	NP
Debt Instruments Risk	P
Depositary Receipts Risk	N/A
Derivatives Risk	N/A
Emerging Market and Frontier Market Risk	N/A
Equity Securities Risk	P
Exchange-Traded Funds (“ETFs”) Risk	N/A
Exchange-Traded Notes (“ETNs”) Risk	N/A
Foreign Securities Risk	N/A
Forward and Futures Contracts Risk	N/A
Government-Sponsored Enterprises Risk	NP
Growth Stocks Risk	N/A
Hedging Risk	N/A
Industry Specific Risk	P
Infrastructure-Related Investment Risk	N/A
Investment in Money Market Mutual Funds Risk	N/A
Leverage Risk	P
Liquidity Risk	P
Loans Risk	N/A
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP
Manager Risk	P
Market Events Risk	P
Market Risk	P
Master Limited Partnership Risk	P
Model and Data Risk	N/A
Momentum Style Risk	N/A
Mortgage-Related and Other Asset-Backed Securities Risk	N/A
Municipal Bonds Risk	N/A
Non-Diversification Risk	P
Overseas Exchanges Risk	N/A

12

Discussion of Principal and Non-Principal Risks

Risks:	Salient MLP & Energy Infrastructure Fund
Portfolio Turnover Risk	P
Real Estate Securities and REITs Risk	N/A
Repurchase Agreements Risk	NP
Restricted and Illiquid Securities Risk	N/A
Securities Issued by Other Investment Companies Risk	N/A
Short Sale Risk	N/A
Small and Medium Capitalization Stocks Risk	P
Sovereign Debt Risk	N/A
Sub-Advisor Risk	N/A
Subsidiary Risk	N/A
Swap Agreements Risk	N/A
Tax Risk	P
Tax Law Change Risk	P
Underlying Funds Risk	P
U.S. Government Securities Risk	NP
Value Stocks Risk	N/A
Volatility Risk	P

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Below are descriptions of the main factors that may play a role in shaping the Fund’s overall risk profile. The following discussions relating to various principal risks associated with investing in the Fund are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Your investment may be subject to the risks described below if you invest in the Fund, based on the risks identified for the Fund in the description above. For further details about the Fund’s risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the Fund’s SAI.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

The Fund’s principal risk factors are listed below. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

13

Discussion of Principal and Non-Principal Risks

Concentration Risk

Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy and energy infrastructure sectors and the group of industries that comprise the energy sector, respectively. The Fund may concentrate its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Cybersecurity Risk

Information and technology systems relied upon by the Fund, the Advisor, the Fund’s’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Advisor, the Fund’s service provider and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Fund, the Advisor, the Fund’s service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Instruments Risk

Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•

Credit risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s’ investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or Sub-Advisor. For the Fund, the yields for equity securities of MLPs and certain Midstream Energy Infrastructure Companies are susceptible in the short-term to fluctuations in interest rates, and the prices of such equity securities may decline when interest rates rise.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

14

Discussion of Principal and Non-Principal Risks

Investors should note that interest rates remain near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, there is a risk that interest rates will rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Equity Securities Risk

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Government-Sponsored Enterprises Risk

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies (including Midstream MLPs and Energy Infrastructure Companies) in which the Fund may invest are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.
•	Slowdowns in new construction and acquisitions can limit growth potential.
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.
•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.
•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.
•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

15

Discussion of Principal and Non-Principal Risks

Leverage Risk

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Liquidity Risk

Although common units of master limited partnerships trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities (“Junk Bonds”) Risk

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. A Fund’s Advisor and/or Sub-Advisor, as applicable, may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from

16

Discussion of Principal and Non-Principal Risks

engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risk

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Non-Diversification Risk

The Fund is a non-diversified Fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than the Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements Risk

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from the Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Small and Medium Capitalization Stocks Risk

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a decrease in the value of an investment in the Fund.

17

Discussion of Principal and Non-Principal Risks

Tax Risk

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Underlying Funds Risk

Because the Fund may be an “Underlying Fund” for one or more related fund of funds and, therefore, a significant percentage of the Fund’s outstanding shares may be held by such a fund of funds, a change in asset allocation by one or more fund of funds could result in purchases and redemptions of a large number of shares of the Underlying Fund, which could significantly affect the Underlying Fund in several respects, including: (i) potential disruption of the portfolio management processes of the Underlying Fund; (ii) increased tax liabilities for the Underlying Fund’s shareholders; (iii) increased portfolio transaction costs; and/or (iv) the adverse effect on an Underlying Fund’s expenses and/or impairment of an Underlying Fund’s viability as a result of a redemption of the Underlying Fund’s shares by one or more related fund of funds.

In addition, potential conflicts of interest may arise in connection with the Advisor or an affiliate serving as investment advisor to the Underlying Funds and fund of funds. For example, the Advisor or an affiliate may elect to redeem shares of an Underlying Fund in cash when it would be in the best interests of the Underlying Fund to redeem “in kind.” Conflicts of interest may also arise when the Advisor or an affiliate votes proxies of an Underlying Fund on behalf of a fund of funds or when determining the timing of the payment of the proceeds of redemptions from an Underlying Fund. To address these and other potential conflicts, the fund of funds have adopted policies and procedures requiring the Advisor or an affiliate, to the extent consistent with the exercise of its fiduciary duty, to seek to mitigate any potential material adverse effects that might result from a fund of fund’s investments in an Underlying Fund.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Management of the Fund

Board of Trustees Oversight

The Board of Trustees’ primary responsibility is oversight of the management of the Fund for the benefit of its shareholders, not day-to-day management. The Board authorizes the Trust to enter into service agreements with the Advisor and other service providers in order to provide necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this prospectus nor the Fund’s summary prospectus, the SAI, any documents filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Board of Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Board) may amend or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the

18

Management of the Fund

Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI. More information about the Board of Trustees and its governance processes is included in the Management of the Funds section of the Fund’s SAI .

Investment Advisor/Portfolio Managers

The Fund is a series of the Trust. The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust and the Fund.

Salient Capital serves as investment advisor to the Fund. Salient Capital is a registered investment advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of the Fund and its shareholders. Salient Capital is located at 4265 San Felipe, Suite 800, Houston, Texas, 77027. As of February 28, 2017, Salient Capital had approximately $6.94 billion of assets under management.

Subject to the overall authority of the Board, the Advisor furnishes continuous investment supervision and management to the Fund and also furnishes office space, equipment, and management personnel to the Fund. The Advisor is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”), a Houston-based investment firm. The Advisor is also registered with the Commodity Futures Trading Commission as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association.

The Advisor makes investment decisions on the Fund’s behalf using a series of security selection models, and implemented using proprietary trading and risk-management systems. The Advisor believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management.

The portfolio managers of the Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Fund’s overall investment strategy. Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Portfolio Managers

Gregory A. Reid is President and CEO of Salient’s MLP Business and Portfolio Manager for the various MLP strategies. Prior to joining Salient in January 2011, Mr. Reid served as the Founder and CEO from 2010 to 2011 of Salient Capital Advisors, LLC, then known as RDG Capital LLC, a Houston-based asset management firm specializing in MLP and Energy Sector investments that was spun off from Telemus Capital Partners in June 2010. Salient acquired RDG Capital LLC in January 2011 and renamed the company “Salient Capital Advisors, LLC.” Mr. Reid was Managing Partner of Telemus Capital Partner’s Houston office from May 2007 to June 2010 at which time he formed RDG Capital, LLC to acquire Telemus Capital Partner’s Houston office. Prior to joining Telemus Capital Partners in 2007, Mr. Reid was employed by Merrill Lynch’s Private Banking Group from 1997 to 2007 and he was employed by Goldman Sachs from 1991 to 1997. Mr. Reid has over 15 years of experience investing in MLPs and Energy Infrastructure Companies dating back to his employment at Goldman Sachs in 1995. Mr. Reid received his undergraduate degree from Texas A&M University in 1987 and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1991, and he later earned his Certified Investment Management Analyst designation from the Wharton School at the University of Pennsylvania. In addition, Mr. Reid is registered with the Financial Industry Regulatory Authority as a General Securities Representative and a General Securities Principal.

Frank T. Gardner III, CFA (Ted Gardner) serves as Portfolio Manager. Prior to joining Salient in early 2011, Mr. Gardner was a Portfolio Manager and Director of Research for RDG Capital from 2010 to 2011. Prior to RDG, Mr. Gardner was a Portfolio Manager for Telemus Capital Partners from 2007 to 2010. Prior to joining Telemus, he was an MLP research analyst for Raymond James Equity Research from 2004 to 2007. During his tenure at Raymond James, he followed 35 public MLPs and initiated coverage on 22 MLPs in the midstream, maritime, coal and refining industries. He was also actively involved in due diligence related to Raymond James’ investment banking transactions. Prior to joining Raymond James, Mr. Gardner was a financial advisor at UBS Financial Services. Mr. Gardner earned a Bachelor of Business Administration degree from The University of Texas at Austin and an MBA from the University of St. Thomas. He is also a CFA Charterholder.

Hiring Sub-Advisors without Shareholder Approval

The Fund may in the future rely on an order from the SEC permitting its Advisor, subject to Board approval, to appoint an unaffiliated sub-advisor or change the terms of a sub-advisory agreement with an unaffiliated sub-advisor without obtaining shareholder approval. Reliance on such order would permit the Fund to change unaffiliated sub-advisors or the fees paid to an unaffiliated sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order would not, however, permit its Advisor to appoint a sub-advisor that is an affiliate of the Advisor or the Fund (other than by reason of serving as a sub-advisor to the Fund), or to increase the sub-advisory fee of an affiliated sub-advisor, without the approval of the shareholders. The Fund would not be permitted to rely on such order until such reliance has been approved by the Shareholders of the Fund.

Management Fees

The advisory fees paid by the Fund during the fiscal year ended December 31, 2016, as a percentage of the Fund’s average daily net assets, were 0.95%.

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Management of the Fund

A discussion regarding the basis for the Board’s approval of the investment management agreement for the Fund is available in the Fund’s December 31, 2016 annual report to shareholders.

Additional Information About Fund Expenses

The Fund’s annual operating expenses will likely vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed in the Fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are in place and are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain Fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as Fund tax expenses.

The “Other Expenses” line item in the Fund’s “Annual fund operating expenses” table consists of annual Fund operating expenses, including professional fees (such as audit and legal), accounting, administration, transfer agency, recordkeeping and custodian fees payable to the Fund’s administrator and custodian.

Custodian

Holds the Fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the Fund’s net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Principle Underwriter

Markets the Fund and distributes shares through selling brokers, financial planners and other financial representatives.

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Tranfer Agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

FIS Investor Services, LLC

P.O. Box 182607

Columbus, Ohio 43218-2607

Valuation of Shares

Valuation of the Fund’s Shares

The net asset value (“NAV”) for each class of shares of the Fund is determined once daily as of the close of regular trading of the New York Stock Exchange (“NYSE”) (typically 4:00 P.M., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Fund does not conduct purchase or redemption transactions of its own shares. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the Fund’s NAV may be significantly affected on days when a shareholder will not be able to purchase or redeem Fund shares. The NAV of the Fund is available at the Fund’s Web site: www.salientpartners.com.

Each class of shares of the Fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that share class.

Valuation of Portfolio Securities

Except as noted below, securities held by the Fund may be primarily valued on the basis of market quotations or official closing prices from recognized exchanges. The Fund’s Advisor or administrator, as delegated by the Advisor, may use third party pricing vendors to supply the valuations for the publicly traded securities and certain derivative securities in the portfolio:

Exchange-Traded Debt and Equity Securities: Debt and equity securities (including exchange-traded funds (“ETFs”) and closed-end investment companies) traded on a recognized exchange or on the Nasdaq National Market Listing are valued using the last sale price on each security’s primary exchange on the valuation date.

20

Valuation of Shares

Debt and Equity Securities Traded Over-The-Counter: Debt and equity securities traded over-the-counter (“OTC”) (but excluding the Nasdaq National Market Listing) are valued at the last reported sales price on the valuation date. In either of the foregoing cases, if there are no trades of the security on the valuation date, the price of the security shall generally be the mean of the reported bid and asked prices at market’s close on the valuation date. Certain short-term debt instruments with maturities of 60 days and shorter may be valued on the basis of amortized cost.

Exchange-Traded Options Contracts: Written/purchased option contracts on securities, currencies, indices and other financial instruments traded on one or more exchanges shall be valued on the valuation date at the last bid/ask price for options held long/short, respectively, or at the closing mid of the posted market, on the exchange on which the option is listed. If no such bid/ask price is reported by such exchange on the valuation date, the Advisor’s valuation committee will determine the fair value of such options in good faith using publicly available data where possible.

OTC Options: Option contracts on securities, currencies and other financial instruments traded in the OTC market shall be valued at a price obtained from a broker (often the counterparty to the option) on the valuation date. If a broker price is not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Futures: Exchange-traded futures are valued at the last trade or settlement price on the primary exchange on which the futures contracts trade. Third party pricing vendors will be used as primary pricing sources for these contracts.

Swaps: Swaps are valued using prices obtained from third party pricing vendors, which are based on standard industry models using publicly available data where available. If prices from third party pricing vendors are not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Forward Contracts: Forward foreign currency contracts shall be valued at prices supplied by a third party pricing vendor.

Government Obligations: U.S. Government obligations (including U.S. Treasury securities and U.S. Government Agency securities) shall be valued at prices supplied by a third party pricing vendor.

Securities Traded on Foreign Exchanges: The Fund may invest in securities primarily traded in the United States as well as foreign securities markets. The Fund utilizes fair value pricing on a daily basis for all securities that are not primarily traded in United States markets because trading in these securities typically is completed at times that can vary from the closing of the NYSE. This fair value pricing process for securities primarily traded on foreign exchanges uses the quotations of third party pricing vendors to value such securities unless the use of another fair valuation methodology is deemed appropriate by the Advisor’s investment committee. This policy is designed to help ensure that the Fund’s NAV per share appropriately reflects its investments’ values on the valuation date. If the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Standard Time).

Private Securities with no Public Market, and Other Illiquid Securities: If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is primarily traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to estimate the fair value of securities to the Advisor’s valuation committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. Further, the Advisor may engage third party valuation firms to assist in determining the estimated fair values of such securities. Fair value pricing of securities is intended to help ensure that the Fund’s NAV reflects the fair value of the Fund’s portfolio securities as of the close of regular trading on the valuation date, thus limiting the opportunity for aggressive traders or market timers to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Investments in unregistered and open-ended investment companies: The fair value of investments in non-registered and open-ended investment companies is based on the NAV of that investment company in conformity with applicable accounting standards, so long as such fund’s NAV is based on fair value reporting of its underlying securities.

21

Purchasing Shares

Opening An Account

1)	Read this prospectus carefully.

2)	Determine how much you want to invest. The minimum initial investment is $1 million for all investors other than certain qualified and nonqualified plan investors. There is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the Fund or its affiliates to pay any type of administrative payment. There are no minimum investment requirements for subsequent purchases to existing accounts.

The Fund may, in its sole discretion, waive or reduce any minimum investment requirements.

3)	Class R6 shares may only be purchased through plan level or other omnibus accounts. To purchase R6 shares, eligible investors should contact their financial intermediary, recordkeeper and/or third party administrator.

Important Information about Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For investors other than individuals.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (“TIN”) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help the Transfer Agent identify the entity. Please see the Mutual Fund Account Application for more details.

Orders in Proper Form

In order to receive a day’s price, your order must be received in good order by the close of the regular trading of the NYSE. Neither the Fund nor the Transfer Agent is responsible for delays caused by postal issues.

How to Buy Shares

Purchases and sales of Class R6 shares may only be made by eligible investors through financial intermediaries, recordkeepers and/or third party administrators. To purchase or sell Class R6 shares, please contact your applicable account representative.

Who Can Buy Class R6 shares

Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares (See “Opening an Account.”):

•

Qualified retirement plans established under Internal Revenue Code Sections 401(a), 403(b), or 457 (including but not limited to: 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, and defined benefit pension plans)

•	Non-qualified deferred compensation plans
•	Endowment funds and foundations
•	Other registered investment companies as part of a Fund of Funds allocation
•	Fund Trustees and other individuals who are affiliated with the Fund

Class R6 shares are not available to retail nonretirement accounts, Traditional and Roth IRA’s, Coverdell Education Savings Accounts, SEPS, SARSEP, SIMPLE IRA’s, and 529 college saving plans.

The availability of Class R6 shares for eligible investors will depend upon the policies of such investors’ financial intermediaries, record-keepers and/or third party administrators. Financial intermediaries, record-keepers and/ or third party administrators may require different minimum investment amounts.

Class R6 shares are generally available to eligible investors where plan level or omnibus accounts are held on the books of the fund. Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the Fund, which have their own expense structure, are offered in separate prospectuses.

Sales of Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, nor do the Fund’s affiliates make payments to financial intermediaries to assist in the distributor’s efforts to promote the sale of the Fund’s shares, sometimes referred to as revenue sharing. No dealer compensation is paid from Fund assets on sales of Class R6 shares. Neither the Fund nor its affiliates make any type of administrative or service payments in connection with investments in R6 shares.

22

Purchasing Shares

When you place a request to sell shares in good order for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Exchange Privilege

Class R6 Shares are exchangeable into Class R6 Shares of other funds within the complex which is comprised of all funds that are a part of Salient MF Trust and Forward Funds (collectively the “Salient Funds”). The registration for both accounts must be identical. Although the Advisor may establish additional classes of R6 Shares in the future, there are currently no other classes of R6 Shares in the Salient Funds.

In addition, certain existing Class A and Class I shareholders of the Fund may be permitted to exchange their Class A or Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “Purchasing Shares”; and (2) the exchange by the shareholder does not require the payment of any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the same Fund are subject to the discretion of the distributor and/or Advisor to permit or reject such exchanges, and may be subject to requirements imposed by the applicable financial intermediary.

For further details, see “Additional Information Concerning Taxes” in the Fund’s SAI for information regarding taxation upon the redemption or exchange of shares of the Fund. The Fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the Fund’s SAI.

Pricing of Fund Shares

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

The Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after the Transfer Agent receives your request in good order. In unusual circumstances the Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider sending your request in writing.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, the Advisor requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Fund who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

The Fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number.

If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

23

Purchasing Shares

Other Information

The issuance of shares is recorded electronically on the books of the Trust. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Due to the relatively high cost of handling small investments, the Salient Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in the Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

The Fund reserves the right to refuse any request to purchase shares.

Account Statements

In general, you will receive account confirmations and statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
•	after any changes of name or address of the registered owner(s)
•	in all other circumstances, monthly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Redeeming Shares

You may normally redeem your shares on any Business Day through your financial intermediary, recordkeeper and/or third party administrator. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Fund’s distributor, Salient Funds, or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Salient Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Salient Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

How to Redeem Shares

Neither the investment advisor, the distributor, the Transfer Agent, Salient Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Salient Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Salient Funds may temporarily stop redeeming shares or delay

24

Redeeming Shares

payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Salient Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Salient Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

Policies Concerning Frequent Purchases and Redemptions

The Fund is intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to the Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require the Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Fund.

The Board has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities and periodic review of shareholder trading activity.

Despite the Fund’s efforts to detect and prevent abusive trading activity, there can be no assurance that the Fund will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Fund has entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Fund

Dividends and Taxes

Dividends

The Funds typically declare and pay income dividends and capital gains, if any, at least annually.

Dividend Reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If any of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of Dividends

For investors who are not exempt from federal income taxes, dividends you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Distributions

It is expected that only a portion of the cash payments from the Fund’s investments will constitute investment company taxable income. The balance will be return of capital from such investments. The Fund cannot predict with respect to a given quarter how much of the Fund’s investment company taxable income will be included in the distribution we make for that quarter. However, we intend to pay to common shareholders on an annual basis at least 90% of the Fund’s investment company taxable income. Distributions may also include cash received as return of capital from the Fund’s portfolio investments or return of the Fund’s investors’ capital. Provisions of the 1940 Act and rules thereunder require the Fund to provide a written statement accompanying payment from any source other than income that adequately discloses the source or sources of such payment. Thus, if capital was the source of a distribution, and the payment amounted to a return of capital, written notice to that effect would be provided. Nevertheless, shareholders who periodically receive distributions from the Fund may be under the impression that such payments are made from income, when, in fact, they are not. The amount of the Fund’s distribution that constitutes a return of capital represents a return of a shareholder’s original investment in shares. Accordingly, shareholders should carefully read any written disclosure accompanying a distribution and should not assume that the source of payment is income.

25

Dividends and Taxes

Cost Basis Reporting

The Fund will be required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for certain Fund shares (“covered shares”) that are redeemed. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the “cost basis” of such shares; (ii) the gross proceeds you received on the redemption; and (iii) the “holding period” for the redeemed shares.

The default method for calculating the cost basis of covered shares will be the average cost of all Fund shares you purchased prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you will be able to elect another IRS-accepted method by notifying the Fund’s transfer agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

Buying a Dividend

Purchasing the Fund’s shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund’s shares.

The risk in buying a dividend is that the Fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The Fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund’s portfolio.

Returns of Capital

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of Transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available (i) in the SAI; and (ii) on the Fund’s Web site, www.salientpartners.com. The holdings of the Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year.

Householding

To avoid sending duplicate copies of materials to households, the Fund may mail only one copy of the prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1-866-667-9228. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on the Fund between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling 1-866-667-9228. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about the Fund, write to Salient MF Trust, P.O. Box 182607, Columbus,
OH 43218-2607 or call 1-866-667-9228. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Fund are offered only where the sale is legal.

26

Financial Highlights

The financial highlights table below is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, is incorporated herein by reference and included in the Trust’s annual report, which is available upon request and without charge by calling 1-866-667-9228 or on the Trust’s website at www.salientpartners.com.

27

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated.

MLP & Energy Infrastructure Fund - Class R6
Period ended December 31, 2016(a)(b)
Net Asset Value, beginning of period	$7.12
Investment Activities:
Net investment income (loss)(c)	0.01
Net realized and unrealized gain (loss) on investments	2.74
Total from Investment Activities	2.75
Distributions to Shareholders From:
Net investment income	(0.20)
Return of capital	(0.39)
Total Distributions	(0.59)
Net Asset Value, End of Period	$9.28
Total Return(d)	41.16%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$2,249
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(e)	1.20%
Net expenses (including tax expense/benefit)(e)	1.20%
Net expenses (excluding tax expense/benefit)(e)	1.13%
Net investment income (loss)(e)	0.11%
Portfolio turnover(f)	23%

(a)	Commenced operations on January 4, 2016.
(b)	Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.
(c)	Calculated based on average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

28

Salient Funds Privacy Policy

The Fund appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of the Fund, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of the Fund through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

29

Appendix I—Description of Market Indices

Alerian MLP Index: The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization waited methodology.

30

Investment Advisor
Salient Capital Advisors, LLC Administrator
ALPS Fund Services, Inc. Distributor Foreside Fund Services, LLC Counsel K&L Gates LLP	Independent Registered Public Accounting Firm KPMG LLP Custodian Citibank, N.A. Transfer Agent FIS Investor Services, LLC.

Salient MLP & Energy Infrastructure Fund

Salient MLP & Energy Infrastructure Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual and Semi-Annual Reports

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of a Fund and includes a summary of the Fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI for the Fund has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

How do I Obtain a Copy of These Documents?

There are several ways you can get a current annual/semiannual report (when available), prospectus or SAI from Salient:

1.	Call or write, and copies will be sent to you free of charge: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607, 1-866-667-9228. Or go to www.salientpartners.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3.	Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-22678

STAT002 050116

Salient MF Trust	Forward Funds
4265 San Felipe, Suite 800	101 California Street, 16th Floor
Houston, Texas 77027	San Francisco, California 94111
1-866-667-9228	1-800-999-6809

Tickers
Fund	Investor Class	Institutional Class	Class A	Class C	Class I	Class R6	Class I2	Class F
SALIENT MF TRUST (the “Salient MF Funds”)
Salient Adaptive Growth Fund	N/A	N/A	SRPAX	SRPCX	SRPFX	N/A	N/A	N/A
Salient MLP & Energy Infrastructure Fund	N/A	N/A	SMAPX	SMFPX	SMLPX	SMRPX	N/A	N/A
Salient Tactical Plus Fund	N/A	N/A	SBTAX	SBTCX	SBTIX	N/A	N/A	BTPIX
Salient Trend Fund	N/A	N/A	SPTAX	SPTCX	SPTIX	N/A	N/A	N/A
FORWARD FUNDS (the “Salient FF Funds”)
Salient Adaptive Balanced Fund	AGALX	ACGAX	AOGAX	AGGGX	N/A	N/A	N/A	N/A
Salient Adaptive Income Fund	AIAIX	AIAAX	AILAX	AIACX	N/A	N/A	N/A	N/A
Salient Adaptive US Equity Fund	ACSIX	ASMCX	N/A	N/A	N/A	N/A	N/A	N/A
Salient EM Infrastructure Fund	FGLRX	KGIYX	KGIAX	KGICX	N/A	N/A	FGIMX	N/A
Salient International Dividend Signal Fund	FFINX	FFIEX	FFDAX	FINCX	N/A	N/A	FIDMX	N/A
Salient International Real Estate Fund	FFIRX	KIRYX	KIRAX	KIRCX	N/A	N/A	FINMX	N/A
Salient International Small Cap Fund	PISRX	PTSCX	N/A	—	N/A	N/A	FNSMX	N/A
Salient Real Estate Fund	FFREX	FPREX	KREAX	KRECX	N/A	N/A	N/A	N/A
Salient Select Income Fund	FFSLX	KIFYX	KIFAX	KIFCX	N/A	N/A	FSIMX	N/A
Salient Select Opportunity Fund	FSORX	FSOTX	FSONX	FSOCX	N/A	N/A	FSOMX	N/A
Salient Tactical Growth Fund	FFTGX	FTGWX	FTAGX	FTGOX	N/A	N/A	FTGMX	N/A
Salient Tactical Muni & Credit Fund	FLSRX	FLSIX	FLSLX	FLSFX	N/A	N/A	FLSMX	N/A
Salient Tactical Real Estate Fund	FFSRX	KSRYX	KSRAX	KSRCX	N/A	N/A	FRLSX	N/A
Salient US Dividend Signal Fund	FDYRX	FDYTX	FDYAX	FDYCX	N/A	N/A	FDYMX	N/A

Statement of Additional Information

dated May 1, 2017

Each of Salient MF Trust and Forward Funds (the “Salient FF Trust” and, collectively with Salient MF Trust, the “Trusts”) is an open-end management investment company commonly known as a mutual fund. The Trusts offer multiple separate series (each a “Fund” and collectively, the “Funds”). There is no assurance that any of the Funds will achieve its objective.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds, dated May 1, 2017, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). This SAI incorporates by reference financial statements of the Funds included in the shareholder reports dated December 31, 2016 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountant’s Reports, may be obtained free of charge by calling the Funds’ transfer agents at 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds.

ORGANIZATION OF THE TRUSTS

The Salient MF Trust was organized on November 15, 2011 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Salient MF Trust presently has four series, Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Trend Fund and Salient Tactical Plus Fund (each a “Salient MF Fund”).

The Salient FF Trust is an open-end investment management company registered under the 1940 Act. The Salient FF Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005. The Salient FF Trust presently has fourteen series, Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund (each a “Salient FF Fund” and, together with the Salient MF Funds, the “Funds”).

Salient Advisors, L.P. (“Salient Advisors”), a Texas limited partnership located at 4265 San Felipe, Suite 800, Houston, Texas 77027, is the investment advisor to the Salient MF Trust, Salient Adaptive Growth Fund, Salient Trend Fund and Salient Tactical Plus Fund. As of February 28, 2017, Salient Advisors had approximately $426 million of assets under management.

Salient Capital Advisors, LLC (“Salient Capital”), a Texas limited liability company located at 4265 San Felipe, Suite 800, Houston, Texas 77027, is the investment advisor to Salient MLP & Energy Infrastructure Fund. As of February 28, 2017, Salient Capital had approximately $6.94 billion of assets under management.

Forward Management, LLC d/b/a Salient (“Salient Management”), a Delaware limited liability company located at 101 California Street, 16th Floor, San Francisco, California 94111. Salient Management is the investment advisor to the Salient FF Trust and the Salient FF Funds. On June 6, 2015, Salient Management was acquired by Salient (defined below). As of February 28, 2017, Salient Management had approximately $3.02 billion of assets under management.

Salient Advisors, Salient Capital, and Salient Management (each an “Advisor” and together, the “Advisors”) are each registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Each Advisor is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”), a Houston-based investment firm. As of February 28, 2017, the Advisors and their affiliates managed or advised aggregate assets of approximately $10.39 billion, including $5.10 billion invested in master limited partnerships and energy infrastructure companies. The Advisors are each registered with the Commodity Futures Trading Commission (“CFTC”) as commodity pool operators and are members of the National Futures Association (“NFA”). Salient Advisors and Salient Capital are also registered with the CFTC as commodity trading advisors.

Broadmark Asset Management LLC (“Broadmark”), a Delaware limited liability company located at 101 California Street, 16th Floor, San Francisco, California 94111, is the investment sub-advisor (“Sub-Advisor”) to the Salient Tactical Growth Fund and Salient Tactical Plus Fund. The Sub-Advisor, which registered as an investment adviser with the SEC in 2000, provides investment advisory services to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of December 31, 2016, the Sub-Advisor had approximately $814.8 million in assets under management. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA. The Sub-Advisor is an affiliate of each of the Advisors.

Salient Adaptive Growth Fund presently has a single wholly-owned subsidiary, Salient Adaptive Growth Offshore Fund Ltd. (the “Adaptive Growth Subsidiary”). The Adaptive Growth Subsidiary is organized under the laws of the Cayman Islands as an “exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Adaptive Growth Fund is the sole owner of the Adaptive Growth Subsidiary, the board of directors of which is comprised of John A. Blaisdell and Jeremy L. Radcliffe.

Salient Trend Fund presently has a single wholly-owned subsidiary, Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”). The Trend Subsidiary is organized under the laws of the Cayman Islands as an “exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Trend Fund is the sole owner of the Trend Subsidiary, the board of directors of which is comprised of John A. Blaisdell and Jeremy L. Radcliffe.

Salient Select Opportunity Fund presently has a single wholly-owned subsidiary, Salient Select Opportunity (Cayman) Fund Ltd. (the “Select Opportunity Subsidiary”). The Select Opportunity Subsidiary is organized under the laws of the Cayman Islands as an

“exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Select Opportunity Fund is the sole owner of the Select Opportunity Subsidiary, the board of directors of which is comprised of John A. Blaisdell and Jeremy L. Radcliffe.

Each Fund’s fiscal year ends December 31. Each Fund’s tax year also ends December 31, other than the Salient MLP & Energy Infrastructure Fund and the Salient Tactical Plus Fund, which end November 30. Each wholly-owned subsidiary’s fiscal year ends December 31. Each wholly-owned subsidiary’s tax year also ends December 31, other than the Adaptive Growth Subsidiary and the Trend Subsidiary, which end November 30.

Prior to May 1, 2016, the Salient Adaptive Balanced Fund was named the Forward Growth Allocation Fund, the Salient Adaptive Growth Fund was named the Salient Risk Parity Fund, the Salient Adaptive Income Fund was named the Forward Income Builder Fund, the Salient Adaptive US Equity Fund was named the Forward Total MarketPlus Fund, the Salient EM Infrastructure Fund was named the Forward Global Infrastructure Fund, the Salient International Dividend Signal Fund was named the Forward International Dividend Fund, the Salient International Real Estate Fund was named the Forward International Real Estate Fund, the Salient International Small Cap Fund was named the Forward International Small Companies Fund, the Salient MLP & Energy Infrastructure Fund was named the Salient MLP & Energy Infrastructure Fund II, the Salient Real Estate Fund was named the Forward Real Estate Fund, the Salient Select Income Fund was named the Forward Select Income Fund, the Salient Select Opportunity Fund was named the Forward Select Opportunity Fund, Salient Tactical Growth Fund was named the Forward Tactical Growth Fund, the Salient Tactical Plus Fund was named the Salient Broadmark Tactical Plus Fund, the Salient Tactical Real Estate Fund was named the Forward Real Estate Long/Short Fund, and the Salient US Dividend Signal Fund was named the Forward Dynamic Income Fund.

Prior to June 1, 2016, the Salient Tactical Muni & Credit Fund was named the Salient Tactical Muni Strategy Fund; prior to May 1, 2016 it was named the Forward Credit Analysis Long/Short Fund, and prior to May 1, 2011 is was named the Forward Long/Short Credit Analysis Fund.

Prior to January 20, 2009, the Salient Real Estate Fund was named the Forward Progressive Real Estate Fund. Prior to May 1, 2013, the Salient Adaptive US Equity Fund was named the Forward Extended MarketPlus Fund, and prior to May 1, 2011, it was named the Forward SMIDPlus Fund, and prior to September 20, 2010, it was named the Forward Small to Mid Cap Fund. Prior to May 1, 2012, the Salient Adaptive Income Fund was named the Forward Income Allocation Fund. Prior to December 23, 2013, the Salient Select Opportunity Fund was named the Forward Select Income Opportunity Fund.

The Salient Select Income Fund, Salient Tactical Real Estate Fund, Salient EM Infrastructure Fund, and Salient International Real Estate Fund are successors to the Kensington Select Income Fund, Kensington Strategic Realty Fund, Kensington Global Infrastructure Fund, and Kensington International Real Estate Fund (each a “Predecessor Kensington Fund” and collectively, the “Predecessor Kensington Funds”), respectively. The Predecessor Kensington Funds were series of a separate legal entity called The Kensington Funds (the “Predecessor Kensington Trust”), which were reorganized into the Trust effective June 12, 2009. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 12, 2009 for any of these Funds refers to the Predecessor Kensington Funds or Predecessor Kensington Trust. Prior to May 1, 2011, the Salient Tactical Real Estate Fund was named the Forward Strategic Realty Fund.

The capitalization of each Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The funds in the Salient MF Trust offer Class A, Class C, Class I, Class F shares, and Class R6. The funds in the Salient FF Trust offer Investor Class, Institutional Class, Class A, Class C, and Class I2 shares. Not all share classes offered by a Trust are offered by each Fund within the Trust.

The Salient Adaptive Growth Fund, Salient International Real Estate Fund, Salient MLP & Energy Infrastructure Fund, Salient Select Opportunity Fund, Salient Tactical Muni & Credit Fund, and Salient Trend Fund have each elected to qualify as a non-diversified series of their applicable Trust. Each of the other Funds has elected to qualify as a diversified series of their applicable Trust.

The Salient MF Funds and the Salient FF Funds are related investment companies. Further integration of the Salient MF Funds and the Salient FF Funds will occur in the future.

The Boards of Trustees of the Trusts (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees

Each Fund’s operations are managed under the direction and oversight of the Board. The Board appoints officers of the Trusts who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Trustees and officers of the Trusts also may be directors or officers of some or all of the other registered investment companies managed by each Fund’s Advisor and affiliates (the “Fund Complex”). Each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. The table below shows, for each Trustee and executive officer, his/her full name, year of birth, the position held with the Trusts, the length of time served in that position, his/her principal occupation during the last five years, and other directorships held by such Trustee. The information in the table is current as of May 1, 2017. The address of each Trustee and officer is c/o Salient MF Trust, 4265 San Felipe, Suite 800, Houston, Texas 77027 or c/o Forward Funds, 101 California Street, 16th Floor, San Francisco, CA 94111.

INTERESTED TRUSTEES*

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
John A. Blaisdell* Year of Birth: 1960	Salient MF Trust Trustee, President and Principal Executive Officer (since 2012); Chairman of the Board (2012 to 2015) Salient FF Trust Trustee, President and Principal Executive Officer (since 2015)	Managing Director of Salient (since 2002).	19	The Endowment Funds (investment companies) (four funds) (since 2004); The Endowment PMF Funds (investment companies) (three funds) (since 2014); The Salient Midstream & MLP Fund (investment company)(since 2012).

Jeremy L. Radcliffe* Year of Birth: 1974	Salient MF Trust Trustee, Secretary (since 2012) Salient FF Trust Trustee, Secretary (since 2015)	President, Forward Securities, since 2015; Managing Director of Salient (since 2002).	19	None.

(1)	The Fund Complex for the purposes of this table consists of all open-end funds in the Trusts (18) and all public closed-end funds advised by the Advisors or an affiliate of the Advisors (1).
*	This person’s status as an “interested” Trustee arises from his affiliation with the Advisor.

INDEPENDENT TRUSTEES

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Julie Allecta Year of Birth: 1946	Salient MF Trust Trustee (since 2015); Audit Committee Chairperson (since 2016) Salient FF Trust Trustee (since 2012), Audit Committee Chairperson (since 2012)	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999 to 2009); Member of Executive Committee and Governing Council, Independent Directors Council (since 2014); Director, WildCare Bay Area (since 2007); Director, Audubon Canyon Ranch, Inc. (2009 to 2012); Parliamentarian and Director, American Society of Botanical Artists, Northern California Chapter (2014 to 2015).	18	Trustee, Litman Gregory Funds Trust (since 2013).

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Karin B. Bonding, CFA Year of Birth: 1939	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	Lecturer, University of Virginia (1996 to 2015); President of Capital Markets Institute, Inc. (retired)(fee-only financial planner and investment advisor) (1996 to 2016).	19	The Endowment Funds (investment companies) (four funds) (since 2010); The Salient Midstream & MLP Fund (investment company)(since 2012); Brandes Investment Trust (investment companies) (four funds) (2006 to 2012); Credit Suisse Alternative Capital Funds (investment companies) (six funds), (2005 to 2010).

Jonathan P. Carroll Year of Birth: 1961	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	President, Lazarus Capital LLC (Investment company) (since 2006); President, Lazarus Energy Holdings, LLC (Investment holding company) (since 2006); President and CEO of Blue Dolphin Energy Company (since 2012); private investor (since 1988).	19	The Endowment Funds (investment companies) (four funds) (since 2004); The Endowment PMF Funds (investment companies) (three funds) (since 2014); LRR Energy, L.P. (LRE) (energy company) (2014 to 2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); The Salient Midstream & MLP Fund (investment company)(since 2012).

A. John Gambs Year of Birth: 1945	Salient MF Trust Trustee (since 2015) Salient FF Trust Trustee (since 2012)	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011 to 2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006 to 2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006 to 2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (2011 to 2016); Member, Board of Governors San Francisco Symphony (since 2001); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988 to 1996); President and Director, Gambs Family Foundation (1997 to 2010).	18	None.

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); President of The Space Agency (marketing) (since 1999); President of The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986 to 1996).	19	The Endowment Funds (investment companies) (four funds) (since 2009); Babson Funds (eleven funds) (since 2011); Monebo Technologies Inc. (since 2009); The National Math and Science Initiative, and Space Agency (since 2008); Communities in Schools (since 2007); American Telemedicine Association (2007 to 2014); U.S. Physical Therapy, Inc. (since 2005); Houston Technology Center (2004 to 2016); Houston Angel Network (since 2004); The Harris Foundation, Inc. (since 1998); The Salient Midstream & MLP Fund (investment company)(since 2012).

Cecilia H. Herbert Year of Birth: 1949	Salient MF Trust Trustee (since 2015), Nominating Committee Chairperson (since 2016) Salient FF Trust Trustee (since 2009), Nominating Committee Chairperson (since 2010)	Trustee, Stanford HealthCare, (since 2016); Trustee, WNET, the public media company of New York (since 2011); Member, Archdiocese Finance Committee, the advisory council to the San Francisco Catholic Archdiocese (since 1994); Director (2000 to 2013) and President (2007 to 2010) of the Board, Catholic Charities CYO; Trustee, The Thacher School (2002 to 2011); Managing Director and head of San Francisco Office, J.P. Morgan/Morgan Guaranty Trust Company, a commercial and investment banking institution (1973 to 1976 and 1978 to 1991).	18	Director, iShares Inc. (since 2005 and Chair since 2016); Trustee, iShares Trust (since 2005 and Chair since 2016); Trustee, Pacific Select Funds (2004 to 2005); Trustee, The Montgomery Funds (1992 to 2003).

Richard C. Johnson Year of Birth: 1937	Salient MF Trust Trustee (since 2012); Compliance Committee Chairperson (since 2012) Salient FF Trust Trustee (since 2015); Compliance Committee Chairperson (since 2016)	Former Senior Partner (retired), Baker Botts LLP (law firm); Managing Partner, Baker Botts (1998 to 2002); practiced law at Baker Botts (1966 to 2002) (1972 to 2002 as a partner).	19	The Endowment Funds (investment companies) (four funds) (since 2004); The Endowment PMF Funds (investment companies) (three funds) (since 2014); The Salient Midstream & MLP Fund (investment company) (since 2012).

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Haig G. Mardikian Year of Birth: 1947	Salient MF Trust Trustee (since 2015), Chairman of the Board (since 2015) Salient FF Trust Trustee (since 1998), Chairman of the Board (since 2005)	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001); Trustee of the International House of UC Berkeley (2001 to 2007); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006 to 2010); Director of Near East Foundation (since 2007).	18	Chairman and Director of SIFE Trust Fund (1978 to 2001).

Scott E. Schwinger Year of Birth: 1965	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	President, The McNair Group (management), (since 2005); Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	19	The Endowment Funds (investment companies) (four funds) (since 2004); The Endowment PMF Funds (investment companies) (three funds) (since 2014); Houston Technology Center (since 2013); The Make-A-Wish Foundation (since 2008); The Salient Midstream & MLP Fund (investment company) (since 2012).

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

(1)	The Fund Complex consists of all open-end funds in the Trusts (18) and all public closed-end funds advised by the Advisors or an affiliate of the Advisors (1).

OFFICERS OF THE FUNDS WHO ARE NOT TRUSTEES

Name and Year of Birth***	Position(s) with the Trusts	Principal Occupation(s) During Past 5 Years
Paul A. Bachtold Year of Birth: 1973	Salient MF Trust Chief Compliance Officer (since 2012) Salient FF Trust Chief Compliance Officer (since 2016)	Chief Compliance Officer and Secretary, Forward Securities, LLC (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting) (2009 to 2010); US Compliance Manager, Barclays Global Investors (2005 to 2008).

Robert S. Naka Year of Birth: 1963	Salient MF Trust Vice President (since 2015) Salient FF Trust Vice President (since 2009)	Chief Operating Officer, Salient and Forward Management, LLC (since 2015); President, Forward Funds (2015); Secretary, Forward Funds, 2012 to 2015; Chief Operating Officer, Forward Management, LLC (since 2009); Interim Chief Executive Officer, Forward Management, LLC (2015); Principal & Chief Operating Officer, Anew Capital Management LLC (2007 to 2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989 to 2007).

Barbara H. Tolle Year of Birth: 1949	Salient MF Trust Treasurer and Principal Financial Officer (since 2017) Salient FF Trust Treasurer and Principal Financial Officer (since 2006)	Vice President, Director of Fund Accounting and Operations, Forward Management, LLC (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1998 to 2006).

Kathryn A. Burns Year of Birth: 1976	Salient FF Trust Assistant Treasurer (since 2014)	Vice President and Fund Controller, ALPS Fund Services, Inc. (since 2013); Vice President and Chief Compliance Officer, Old Mutual Capital (2010 to 2012); Vice President and Regulatory Reporting Manager, Old Mutual Capital (2006 to 2012); Manager, PricewaterhouseCoopers LLP (2004 to 2006).

***

Each officer shall hold office at the pleasure of the Board until the next annual meeting of the Trusts or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

Leadership Structure and Board of Trustees

The Board monitors the level and quality of services, including commitments of service providers and the performance of each Fund’s Advisor. In addition, the Board oversees that processes are in place to assure the Funds’ compliance with applicable rules, regulations, and investment policies and addresses possible conflicts of interest. The Board evaluates the services received under the contracts with service providers by, among other things, receiving reports covering investment performance, shareholder services, distribution and marketing, and the Advisors’ profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Mr. Mardikian is the Chairman of the Board. As Chairman, Mr. Mardikian serves as the Board’s Lead Independent Trustee and presides at meetings of the Trustees and, as necessary, the Trusts’ shareholders. “Independent Trustees” are those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts. Based on the specific characteristics of each Fund, including its size and investment focus, the Board has determined it appropriate that Mr. Mardikian fulfill the role of Chairman. Prior to each Board meeting, Mr. Mardikian formulates an agenda to be addressed at the meeting, as well as conferring with other representatives of management and with counsel to the Independent Trustees.

As registered investment companies, each Fund is subject to a number of investment risks (described in the Fund’s prospectus and this SAI), as well as financial and compliance risks. These risks are mitigated by written policies approved and overseen by the Board. Each Advisor conducts the respective Fund’s operations and the Board administers an oversight function. The Board oversees each Advisor’s operations and each Fund’s risk management with the assistance of the Board’s Audit and Compliance Committees. Each of these Committees is discussed below under “Committees.” At each Board meeting, the Board considers reports regarding each Fund’s operations and oversight thereof, including oversight of risks, as well as reports from the Chief Compliance Officer (the “CCO”), who also routinely meets privately with the Independent Trustees. Board Committees receive reports, and meetings may entail further discussion of issues concerning oversight of each Fund’s risk management. The Board also may discuss particular risks that are not addressed in the Committee process. Committee Chairs may confer with the Chairman of the Board to discuss various issues discussed in the Committee that may require further discussion by the full Board or separate reports by the Advisors. In addition, the Chairman of the Board confers with the CCO, the Trustees, the Advisors and counsel, including counsel to the Independent Trustees, to discuss risk management issues.

Trustee Qualifications

This section discusses, for each Trustee, the experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws or for any other purpose under state or federal law.

Julie Allecta – Ms. Allecta has professional experience in the legal field. Additional information regarding Ms. Allecta’s principal occupations and other directorships held is presented in the chart above. Ms. Allecta has a BA from the University of New Mexico and a JD from the University of New Mexico School of Law.

John A. Blaisdell – Through his experience as a senior executive of financial organizations, Mr. Blaisdell contributes his experience in the investment management industry to the Board. The Board also benefits from his experience as a member of the board of other funds. Additional information regarding Mr. Blaisdell’s principal occupations and other directorships held is presented in the chart above.

Karin B. Bonding, CFA – Through her role as a teacher and her insights on financial markets, Ms. Bonding contributes her experience in marketing to the Board. The Board also benefits from her experience as a member of the board of other funds. Additional information regarding Ms. Bonding’s principal occupations and other directorships held is presented in the chart above.

Jonathan P. Carroll – Through his experience as the executive of business enterprises, Mr. Carroll contributes experience in overseeing financial and investment organizations to the Board. The Board also benefits from his experience as a member of the board of other funds. Additional information regarding Mr. Carroll’s principal occupations and other directorships held is presented in the chart above.

A. John Gambs – Mr. Gambs has served as a trustee to other mutual fund complexes and philanthropic organizations. Mr. Gambs also has professional experience in the fields of finance and financial services. Additional information regarding Mr. Gambs’ principal occupations and other directorships held is presented in the chart above. Mr. Gambs has a BA from Northwestern University and an MBA from Northwestern University.

Dr. Bernard A. Harris, Jr. – Through his experience as a senior officer of and board member of financial and other organizations, Dr. Harris contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies. Additional information regarding Dr. Harris’s principal occupations and other directorships held is presented in the chart above.

Cecilia H. Herbert – In addition to Ms. Herbert’s responsibilities as a Trustee, Ms. Herbert has served as a trustee of educational and philanthropic organizations and other mutual fund complexes. Ms. Herbert also has professional experience in the fields of banking and finance. Additional information regarding Ms. Herbert’s principal occupations and other directorships held is presented in the chart above. Ms. Herbert has a BA in economics and communications from Stanford University and an MBA in finance from Harvard Business School.

Richard C. Johnson – Through his experience as an attorney, Mr. Johnson contributes his insight and management experience to the Board. The Board also benefits from his experience as a member of the board of other funds. Additional information regarding Mr. Johnson’s principal occupations and other directorships held is presented in the chart above.

Haig G. Mardikian – In addition to Mr. Mardikian’s responsibilities as a Trustee, he has served as a trustee of numerous educational, philanthropic, and professional organizations. Mr. Mardikian also has professional experience in the fields of real estate investment and broadcasting. Additional information regarding Mr. Mardikian’s principal occupations and other directorships held is presented in the chart above. Mr. Mardikian has a BA from Trinity College and an MBA from Harvard Business School.

Jeremy L. Radcliffe – Through his experience as a senior executive of financial organizations, Mr. Radcliffe contributes his experience in the investment industry to the Board. Additional information regarding Mr. Radcliffe’s principal occupations and other directorships held is presented in the chart above.

Scott E. Schwinger – Through his experience as a senior executive and financial officer of financial and business enterprises, Mr. Schwinger contributes his financial and management experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies. Additional information regarding Mr. Schwinger’s principal occupations and other directorships held is presented in the chart above.

Committees

Audit Committee

The Board has formed an Audit Committee that is responsible for meeting with each Fund’s independent registered public accounting firm, the Administrator, and the Trusts’ officers (including the CCO) to review financial statements, accounting reports, accounting issues and matters relating to compliance with the federal securities laws. The Audit Committee reports significant issues to the Board and makes recommendations regarding the selection, retention, or termination of each Fund’s independent registered public accounting firm, evaluates its independence, reviews its fees, and pre-approves any non-audit services rendered to each Fund or Advisor. The Committee also meets at least annually with the CCO without the presence of management to discuss issues arising under each Fund’s compliance program. Messrs. Allecta, Carroll, Gambs, Harris, Herbert, Mardikian, and Schwinger, each an Independent Trustee, constitute the Audit Committee. Ms. Allecta serves as Chairperson of the Audit Committee. The Audit Committee of the Salient MF Trust met four times and the Audit Committee of the Salient FF Trust met four times during the fiscal period ending December 31, 2016.

Nominating Committee

The Board has formed a Nominating Committee that recommends nominations for Independent Trustee membership on the Board. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as Independent Trustee, their independence from the Advisors and other principal service providers. The Committee meets as necessary to identify and evaluate nominees for Trustee and to make its recommendations to the Board. Messrs. Herbert, Gambs, Harris and Schwinger, each an Independent Trustee, constitute the Nominating Committee. Ms. Herbert serves as Chairperson of the Nominating Committee.

While the Nominating Committee is solely responsible for the selection and nomination of potential Independent Trustee candidates to serve on the Board, the Nominating Committee may consider and evaluate nominations properly submitted by shareholders of the Trusts. Nominations proposed by shareholders will be properly submitted for consideration by the Committee only if a Shareholder submits a nomination in accordance with the procedures set forth in the charter of the Nominating Committee. It is in the Nominating Committee’s sole discretion whether to seek corrections of a deficient submission or to exclude a nominee from consideration. The Nominating Committee of the Salient MF Trust met three times and the Nominating Committee of the Salient FF Trust met three times during the fiscal period ending December 31, 2016.

Compliance Committee

The Board has formed a Compliance Committee that is responsible for meeting with the Trusts’ CCO to review matters relating to compliance with the federal securities laws. The Committee meets at least annually with the CCO without the presence of management to discuss issues arising, among other things, under each Fund’s compliance program and operations. Messrs. Allecta, Bonding, Carroll, Johnson and Mardikian, each an Independent Trustee, constitute the Compliance Committee. Mr. Johnson serves as Chairperson of the Compliance Committee. The Compliance Committee met one time with the CCO during the fiscal period ending December 31, 2016.

In addition, the Board, for each Fund, has authorized the establishment of and delegation to an Advisor’s Valuation Committee, consisting of Messrs. Blaisdell and Radcliffe, and additional officers of the Trusts and representatives of the Funds’ respective Advisors to serve as the Advisor’s Valuation Committee. The Advisor’s Valuation Committee is not a Board committee. The Advisor’s Valuation Committee’s function, subject to the oversight of the Board, is generally to review each Fund’s valuation determinations, and any information provided to the Advisor’s Valuation Committee by a Fund’s Advisor or the Administrator. The Advisor’s Valuation Committee has been assigned to act in accordance with each Fund’s valuation procedures as approved by the Board and to report to the Board. Changes in its membership are subject to Board notification. The members of the Board are encouraged to attend Advisor Valuation Committee meetings and the Board reviews matters arising from the Advisor’s Valuation Committee’s considerations.

Other Committee Information

In addition, each Advisor has established an Investment Committee, which is not a Board committee. The Investment Committee considers investment management policies and strategies, investment performance, risk management techniques, and securities trading practices and reports areas of concern to the Board.

All actions taken by a committee of the Board are recorded and/or reported to the full Board at its next meeting following such actions.

Trustees’ Holdings

The dollar range of equity securities of the Funds owned by each Trustee is set forth below.

Name of Trustee	Dollar Range of Equity Securities in the Funds as of December 31, 2016 (1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in the Fund Complex as of December 31, 2016 (1) (2) (3)
Independent Trustees
Julie Allecta	Over $100,000	Over $100,000
Karin B. Bonding	None	$10,001 to $50,000
Jonathan P. Carroll	None	None
A. John Gambs	$50,001 - $100,000	$50,001 - $100,000
Dr. Bernard A. Harris, Jr.	None	None
Cecilia H. Herbert	Over $100,000	Over $100,000
Richard C. Johnson	None	None
Haig G. Mardikian	Over $100,000	Over $100,000
Scott E. Schwinger	None	Over $100,000
Trustees who are “Interested Persons”
John A. Blaisdell	Over $100,000	Over $100,000
Jeremy L. Radcliffe	Over $100,000	Over $100,000

(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.
(2)	The total of equity securities of the Funds held directly or indirectly by all Trustees, Officers and members of any advisory board is less than 1% as of March 31, 2017.
(3)	The Fund Complex for the purposes of this table consists of all open-end funds in the Trusts (18) and all public closed-end funds advised by the Advisors or an affiliate of the Advisors (1).

Independent Trustee Ownership of Securities

As of December 31, 2016, the Independent Trustees (and their respective immediate family members) did not beneficially own securities of the Advisors or an entity controlling, controlled by or under common control with the Advisors (not including registered investment companies).

Compensation for Trustees

The Funds’ Independent Trustees are paid annual compensation for services on the Board and its Committees as follows: each independent Trustee receives an annual retainer of $60,000; and each Independent Trustee receives Board meeting fees in the amount of $25,000 for attending the four quarterly meetings of the Board. Additionally, Independent Trustees may receive additional compensation for serving as the Independent Chairperson of the Board, serving as a committee chairperson, and for attending telephonic and informal meetings. Such compensation may vary depending on the number of meetings held throughout a year or committee service. There are currently nine Independent Trustees. In the interest of recruiting and retaining Independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, the Trust reimburses each Independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Trusts receive no compensation in such role.

The following table sets forth compensation paid to the Independent Trustees and officers during the Trusts’ last fiscal year. The Funds have no retirement or pension plans.

Name of Trustee or Officer	Aggregate Compensation from the Salient MF Funds	Aggregate Compensation from the Salient FF Funds	Total Compensation from the Trusts and Fund Complex
Julie Allecta	$35,819	$68,681	$104,500
Karen B. Bonding	$31,531	$60,469	$92,000
Jonathan P. Carroll	$31,874	$61,126	$93,000
A. John Gambs	$31,378	$60,122	$91,500
Dr. Bernard A. Harris, Jr.	$30,918	$59,082	$90,000
Cecilia H. Herbert	$33,607	$64,393	$98,000
Richard C. Johnson	$33,724	$64,776	$98,500
Haig G. Mardikian	$40,450	$77,550	$118,000
Scott E. Schwinger	$31,378	$60,122	$91,500

Independent Trustee Investment Policy

The Board has adopted a policy requiring that each Trustee must invest at least $100,000, measured at the time of investment, in the Funds; provided, however, that in the case of a Trustee who was 75 years of age or older as of January 26, 2016, such investment shall not be mandatory. A Trustee shall have a period of three years following his or her appointment within which to make such investment. Such Trustee investment requirement is waived for any Trustee who has made such an investment in another registered investment company advised by one of the Advisors, or an advisor controlling, controlled by or under common control with the Advisors.

Trustee Retirement Policy

The Board has adopted a policy requiring that commencing as of January 2018 and each January thereafter, any Trustee who reached age 80 during the prior calendar year ended December 31 shall retire from service as a Trustee. The remaining Trustees shall accept any such retirement(s) each January. In the case of Trustees serving prior to January 2018, any Trustee who as of December 31, 2017 has reached age 80 or more shall retire from the Board in January 2018.

Trustee, Advisory Board Member and Officer Indemnification

The Declarations of Trust provide that each Trust will indemnify its Trustees against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Declaration of Trust for the Salient MF Trust provides that this indemnification provision will apply to officers and directors of the Salient MF Trust as well. The Declaration of Trust of the Salient FF Trust provides that the Salient FF Trust may apply this indemnification provision to an officer or director of the Salient FF Trust, but is not required to do so. Each Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

The Trusts have adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of the Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between each Fund’s shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information regarding each Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below. Only the Trusts’ legal advisor or CCO may authorize disclosure of any Fund’s portfolio holdings.

Violations of the Disclosure Policies must be reported to the CCO. If the CCO, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Website

The Funds disclose all portfolio holdings of each Fund, excluding any Funds that primarily invest in master limited partnerships, as of the end of each month on its website at www.salientpartners.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day).

The portfolio holdings for each month will remain available on the website for a minimum of six months following the date posted. In addition, the Funds may, at the discretion of their respective Advisors, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wire houses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, their respective Advisors, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the CCO which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Board of Trustees, legal advisor or CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Trusts may determine to not provide purchase and sale information with respect to a Fund that invests in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trusts’ legal advisor or CCO. The CCO will report to the Board of Trustees any waivers at the Board of Trustee’s next regularly scheduled meeting.

Any amendments to the policies and procedures for the disclosure of portfolio holdings shall be approved and adopted by the full Board of Trustees, including each of the Independent Trustees.

The identity of the entities with which the Trusts have ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	FactSet Research Systems Inc. - Daily with no delay for all Salient FF Funds.

2.	Electra Information Systems Inc. - Daily with no delay for all Salient FF Funds.

3.	Glass, Lewis & Co. - Daily (or less frequently) with no delay for all Salient FF Funds.

4.	Cairn Investment Performance Consulting, LLC - Daily with no delay for all Salient FF Funds.

5.	Bloomberg Finance L.P. - Daily with no delay for all Funds directly advised by Salient FF Funds.

6.	SS&C Technologies, Inc. - Daily with no delay for all Salient FF Funds.

7.	Eze Castle Software LLC - Daily with no delay for all Salient FF Funds.

8.	Broadridge Investor Communications Solutions, Inc. - Daily with no delay for all Salient FF Funds.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian (Citibank, N.A.), Investment Advisors and Sub-Advisors, administrators (ALPS Fund Services, Inc.), and transfer agents (ALPS Funds Services, Inc. and FIS Investor Services, LLC), fund accountant (ALPS Fund Services, Inc.), independent registered public accounting firm (KPMG LLP), legal counsel (K&L Gates LLP), officers, and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the individual portfolio holdings of a Fund (the complete portfolio holdings of a Fund in the case of a Fund’s top twenty-five holdings as listed below) could not reasonably be determined from that information:

•	Top Twenty-Five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Percentage Allocations of Allocation Funds. Percentage of each Allocation Fund’s assets allocated to each underlying Fund in which each Allocation Fund invests.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Other Parties

The Funds or their duly authorized service providers may distribute portfolio holdings information to another party on a one-time or limited basis before their public disclosure is required or authorized by policy as above provided that (i) the specific disclosure of such non-public information is made under Conditions of Confidentiality, as defined above, and (ii) the specific disclosure of such non-public information has been approved by the Trusts’ legal advisor or CCO as consistent with these Disclosure Policies. By way of illustration and not a limitation, the distribution of a Fund’s portfolio holdings in accordance with this paragraph may be made (i) to a proposed or potential advisor or sub-advisor or investment manager asked to provide investment management services to a Fund, or (ii) to a third party in connection with a program or service to be provided for the benefit of a Fund.

Trading Desk/Research Reports

The trading desks of the Funds’ Advisors or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

The Funds’ Advisors or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Press Interviews, Broker Discussions, Etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisors, Sub-Advisors, distributors or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisors and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Under a separate investment management agreement (“Investment Management Agreement”), subject to the general supervision of the Board and in accordance with the investment objective, policies, and restrictions of each Fund, each Advisor provides the respective Fund with ongoing investment guidance, policy direction and monitoring.

Each Investment Management Agreement provides that the respective Advisor (or its delegate) will, subject to the Board’s oversight, provide investment advice consistent with the respective Fund’s investment objective and policies; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions, always subject to the Advisor’s obligation to seek best execution; prepare and make available to the Fund all necessary research and statistical data; maintain or cause to be maintained all required books, records, and reports, and other information not maintained or furnished by another service provider of the Fund; and all other services required in connection with management of the Fund. Each Advisor may, subject to Board approval and oversight, enter into a sub-advisory agreement, pursuant to which a sub-advisor would provide day-to-day investment management services with respect to such portions of a Fund’s assets as the Advisor in its discretion may determine from time to time. Provided that shareholders of the applicable Fund have approved reliance on the exemptive relief obtained from the SEC, the Fund or its Advisor may enter into such sub-advisory arrangements with sub-advisors without first obtaining the approval of the Fund’s shareholders. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however each Advisor reviews such transactions on a quarterly basis. Each Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Advisor, if in the Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund. Orders may in the discretion of the Advisor be aggregated with similar orders made for accounts managed by affiliates of the Advisor.

With respect to the Salient Tactical Plus Fund, Salient Advisors also is responsible for overseeing the Sub-Advisor’s management of the Fund’s assets. Among other things, the Advisor negotiates the sub-advisory agreement and monitors management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. The Advisor monitors the Sub-Advisor on a routine basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Sub-Advisor pursuant to the sub-advisory agreement. Advisor personnel periodically visit the Sub-Advisor to perform due diligence on the Sub-Advisor business operations, regulatory compliance and advisory services, and the Advisor reports the results of its visits to the Board.

Salient Management directly manages the Salient Adaptive Balanced Fund and Salient Adaptive Income Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), as well as the Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, and the Salient US Dividend Signal Fund (collectively, the “Salient Management Directly Advised Funds”). Salient Management has delegated to the Sub-Advisors the authority to manage the Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, and the Salient International Small Cap Fund.

Each Advisor performs additional services under the terms of the Investment Management Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Fund; (ii) reviewing and reporting to the Board on the performance of the Sub-Advisor, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Investment Management Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Fund without cost to the Fund, (v) furnishing any personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, (vi) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board, and (vii) monitoring and reviewing Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. With the approval of the Board, an Advisor may elect to manage the Fund’s investments directly and determine the composition of the assets of the Fund.

Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund. The Investment Management Agreements became effective as of June 19, 2012, each was most recently reapproved October 18, 2016 and remains in effect until October 31, 2017.

Salient Tactical Plus Fund. The Investment Management Agreement became effective as of July 15, 2014, was most recently reapproved October 18, 2016, and remains in effect until October 31, 2017. The Sub-Advisor is an affiliate of each of the Advisors.

Salient Trend Fund. The Investment Management Agreement became effective as of November 19, 2012 with respect to Salient Trend Fund, and the Investment Management Agreement was most recently reapproved October 18, 2016 and remains in effect until October 31, 2017.

The Salient FF Funds. The Investment Management Agreement became effective as of June 9, 2015 and remains in effect until October 31, 2017.

The Salient MF Funds. After the initial term, each Investment Management Agreement continues in effect from year to year thereafter, but only so long as the continuance of such agreement is specifically approved at least annually by the affirmative vote of: (i) a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any party to the Investment Management Agreement, or of any entity regularly furnishing investment advisory services with respect to the applicable Fund pursuant to an agreement with any party to the Investment Management Agreement, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the applicable Fund’s Trustees or the holders of a majority of the outstanding voting securities of the Fund.

The Salient FF Funds. After the initial term, each Investment Management Agreement continues in effect from year to year thereafter, but only so long as the continuance of such agreement is specifically approved at least annually by: (i) the Board of Trustees; or (ii) a vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding voting securities (as defined in the 1940 Act), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any party to the Investment Management Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Discussions regarding the basis for the Board’s approval of the investment management agreements and sub-advisory agreements for each of the Funds are available, as applicable, in the Salient MF Funds’ and Salient FF Funds’ December 31, 2016 annual reports to shareholders.

The Investment Management Agreements are terminable at any time without penalty upon 60 days’ written notice by the Board, by vote of holders of a majority of the outstanding voting securities of the applicable Fund, or by the Fund’s Advisor. The Investment Management Agreements will terminate automatically with respect to each Fund in the event of its assignment, as defined in the 1940 Act, provided that an assignment to a corporate successor to all or substantially all of an Advisor’s business or to a wholly-owned subsidiary of such corporate successor which does not result in a change of actual control or management of the Advisor’s business will not be deemed to be an assignment for the purposes of the Investment Management Agreements. A sub-advisory agreement would terminate upon the termination of the Investment Management Agreement.

Each Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the applicable Fund, the Fund’s Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. Each Investment Management Agreement also provides for indemnification by each Fund, to the fullest extent permitted by law, of its Advisor or any partner, director, officer or employee of the Advisor, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund.

Securities held by each Fund also may be held by other funds in the Fund Complex or investment advisory clients for which each Fund’s Advisor, the Sub-Advisor or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by a Fund’s Advisor or the Sub-Advisor for the Fund or for other funds or clients for which the Advisor or the Sub-Advisor renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of a Fund’s Advisor or the Sub-Advisor or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

For the periods indicated below, the Funds paid the following aggregate advisory fees to their respective Advisor:

Fund	Fiscal year ended 12/31/16(a)	Fiscal year ended 12/31/15(a)	Fiscal year ended 12/31/14(a)
Salient Adaptive Balanced Fund	$38,452	$26,182	$36,605
Salient Adaptive Growth Fund	$553,329	$900,111	$918,223
Salient Adaptive Income Fund	$14,447	$14,031	$18,029
Salient Adaptive US Equity Fund	$95,112	$118,271	$149,170
Salient EM Infrastructure Fund	$260,449	$495,013	$867,079
Salient International Dividend Signal Fund	$1,538,099	$2,307,636	$2,569,144

Fund	Fiscal year ended 12/31/16(a)	Fiscal year ended 12/31/15(a)	Fiscal year ended 12/31/14(a)
Salient International Real Estate Fund	$315,489	$673,571	$1,051,189
Salient International Small Cap Fund	$1,544,435	$1,797,110	$1,979,297
Salient MLP & Energy Infrastructure Fund	$10,768,360	$14,706,676	$10,198,598
Salient Real Estate Fund	$380,590	$485,197	$758,428
Salient Select Income Fund	$10,978,968	$15,958,590	$15,952,982
Salient Select Opportunity Fund	$115,194	$234,329	$260,906
Salient Tactical Growth Fund	$5,561,233	$8,036,191	$10,754,340
Salient Tactical Muni & Credit Fund	$1,209,270	$1,144,532	$1,077,864
Salient Tactical Plus Fund	$321,790	$336,387	$27,856
Salient Tactical Real Estate Fund	$693,982	$705,710	$712,081
Salient Trend Fund	$617,817	$528,149	$459,242
Salient US Dividend Signal Fund	$36,169	$304,182	$76,397

(a)	Expense does not include deductions for waivers.

Hiring Sub-Advisors without Shareholder Approval

Salient Management and the Salient FF Funds have received an exemptive order from the SEC that permits the Advisors, subject to the approval of the Board of Trustees of the Trust, to hire non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Salient FF Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

A Salient MF Fund may not rely on such exemptive order unless such reliance has been approved by the shareholders of the Fund. Reliance on the exemptive order has not been approved by the shareholders of any Salient MF Fund as of the date of this SAI.

Sub-Advisors

Salient Tactical Growth Fund and Salient Tactical Plus Fund

Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) serves as sub-advisor to the Salient Tactical Growth Fund and the Salient Tactical Plus Fund. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC under the Advisers Act. Broadmark is located at 101 California Street, 16th Floor, San Francisco, California 94111.

Under the terms of the respective sub-advisory agreements (each a “Sub-Advisory Agreement” and together the “Sub-Advisory Agreements”) between Salient Advisors and Broadmark for the Salient Tactical Plus Fund and between Salient Management and Broadmark for the Salient Tactical Growth Fund, the Sub-Advisor manages the investment and reinvestment of the assets of each Fund, subject to the supervision of the Board and each Advisor. The Sub-Advisor formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in each respective prospectus and this SAI. The Sub-Advisor implements such programs by purchases and sales of securities and other investments and regularly reports to each Advisor and the Board with respect to the implementation of such programs. The Sub-Advisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Fund. Additional information about each Fund’s portfolio manager, including other accounts managed, ownership of each respective Fund’s shares, and compensation structure, can be found under “Portfolio Managers” in this SAI.

The Sub-Advisory Agreements will initially continue in effect as to the Fund for an initial period of no more than two years and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of the respective Fund. In either event, such continuance also shall be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreement. The Sub-Advisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the terminated Agreement, and also to the respective Fund. The following parties may terminate the Sub-Advisory Agreements: the Board; a majority of the outstanding voting securities of the respective Fund; the respective Advisor; or the Sub-Advisor. The Sub-Advisory Agreements will automatically terminate in the event of their assignment.

The Sub-Advisory Agreement for the Salient Tactical Plus Fund may be amended by the parties to the agreement, provided that the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Independent Trustees.

The Sub-Advisory Agreement for the Salient Tactical Growth Fund may be amended at any time by the mutual written agreement of the parties.

As of December 31, 2016, Salient Management owned 31.64% of Broadmark’s outstanding voting securities. As of December 31, 2016, Broadmark had assets under management of approximately $814.8 million.

Broadmark Business Arrangements

In connection with the reorganization of Broadmark Tactical Plus into the Salient Tactical Plus Fund, Salient and Broadmark have entered into an overall business arrangement under which Broadmark and certain of its principals have agreed not to act as investment adviser or sub-adviser to, or otherwise be involved in providing investment management services to, another registered investment company (as well as certain other accounts) that utilizes, on a stand-alone basis, a substantially similar strategy to that of the Salient Tactical Plus Fund for a certain period of time. As part of this arrangement, Salient has agreed that, under certain circumstances, it (and not the Salient Tactical Plus Fund) will pay to Broadmark a specified amount if the Sub-Advisory Agreement for the Salient Tactical Plus Fund is terminated after the closing of the reorganization. Although the Board of Trustees has been informed of these arrangements, the Fund is not a party to these arrangements, and they are not binding upon the Salient Tactical Plus Fund or the Fund’s Board of Trustees. These arrangements present certain conflicts of interest, however, because Salient has a financial incentive to support the continuation of the Sub-Advisory Agreement for as long as these arrangements remain in effect. In approving the Salient Tactical Plus Fund’s Investment Management and Sub-Advisory Agreements, the Fund’s Board, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of Salient to Broadmark.

Effective November 1, 2016, Broadmark and Salient Management entered into a services agreement, pursuant to which Salient Management will provide to Broadmark office space, information technology support services, financial and accounting support services and compliance (CCO) services. In accordance with the services agreement, Broadmark moved its operations into Salient Management’s office space at 101 California Street, 16th Floor, San Francisco, California 94111 on or about November 14, 2016.

Salient Tactical Muni & Credit Fund

Salient Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Salient Tactical Muni & Credit Fund. PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660. PIMCO is registered with the SEC under the Advisers Act. PIMCO is an investment management firm founded in 1971. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. As of December 31, 2016, PIMCO managed $1.47 trillion in assets, including $1.09 trillion in third party assets.

Salient International Small Cap Fund

Salient Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor to the Salient International Small Cap Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered with the SEC under the Advisers Act and authorized and regulated by the Financial Services Authority in the United Kingdom. PAM was established in 1980 and is the institutional business division of The Pictet Group which includes all of the operating subsidiaries and divisions of The Pictet Group that carry on institutional asset management. As of December 31, 2016, Pictet Asset Management had approximately $165 billion of assets under management, and The Pictet Group had approximately $454 billion of assets under management and administration for institutional and private clients.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Salient Adaptive Balanced Fund	0.10%
Salient Adaptive Growth Fund	0.95%
Salient Adaptive Income Fund	0.10%
Salient Adaptive US Equity Fund	0.50%
Salient EM Infrastructure Fund	0.90%
Salient International Dividend Signal Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion
Salient International Real Estate Fund	1.00%
Salient International Small Cap Fund	1.00% up to and including $500 million 0.975% over $500 million up to and including $1 billion 0.95% over $1 billion
Salient MLP & Energy Infrastructure Fund	0.95%
Salient Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million
Salient Select Income Fund	1.00%
Salient Select Opportunity Fund	1.00%
Salient Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion
Salient Tactical Muni & Credit Fund	1.00%
Salient Tactical Plus Fund	1.45%
Salient Tactical Real Estate Fund	1.00%
Salient Trend Fund	0.95%
Salient US Dividend Signal Fund	0.80%

From time to time, an Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

The Allocation Funds bear their pro rata portion of the fees and expenses of the underlying Funds in which the Allocation Funds invest, including the investment advisory fees described below. The Salient FF Trust has obtained an exemptive order from the SEC that allows the Allocation Funds to enter into an agreement with the underlying Funds in which they invest under which such underlying Funds will bear certain of the Allocation Funds’ expenses (other than the Allocation Funds’ direct management fees, distribution and service fees and administrative services fees) to the extent that such underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds.

The Advisors compensate Sub-Advisors, as applicable, for the Salient International Small Cap Fund, Salient Tactical Growth Fund, Salient Tactical Plus Fund and Salient Tactical Muni & Credit Fund out of the Advisor’s revenues. Each Advisor retains the entire fee for, and does not pay a sub-advisory fee with respect to, each Fund that it directly manages. All fees paid to an Advisor or Sub-Advisor, as applicable, by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

The Salient Adaptive Growth Fund, Salient Select Opportunity Fund, and Salient Trend Fund each through their respective separate wholly-owned subsidiary organized under the laws of the Cayman Islands (each a “Subsidiary” and, collectively, the “Subsidiaries”), seeks exposure to restricted securities, such as certain commodity-linked instruments. Each Subsidiary has entered into a separate advisory agreement with the applicable Advisor for the management of the Subsidiary’s portfolio (each a “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Advisor a management fee at the same rate that the respective Fund pays their Advisor for services provided to the Fund. The Advisor has agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the respective Subsidiary. This waiver arrangement may not be terminated by the Advisor as long as the respective Subsidiary Advisory Agreement is in place. The Board, shareholders of the respective Funds, and the respective Advisor may terminate the respective Investment Management Agreement upon 60 days’ notice. Each Subsidiary Advisory Agreement may be terminated by the Advisor and the respective Subsidiary upon 60 days’ notice.

For the services provided pursuant to the Sub-Advisory Agreements with the Advisors, the Sub-Advisors for the Salient International Small Cap Fund, Salient Tactical Growth Fund, Salient Tactical Plus Fund and Salient Tactical Muni & Credit Fund are paid an annual fee from the applicable Advisor. The following table sets forth the annual rates paid to the Sub-Advisors pursuant to the Sub-Advisory Agreements (based on the average daily net assets of the respective Fund).

Fund	Sub-Advisory Fee
Salient International Small Cap Fund	0.60% up to and including $250 million 0.575% over $250 million up to and including $500 million 0.55% over $500 million up to and including $1 billion 0.525% over $1 billion
Salient Tactical Growth Fund	0.60% up to and including $1 billion 0.55% over $1 billion
Salient Tactical Muni & Credit Fund	0.50%
Salient Tactical Plus Fund	0.725%

As described in the prospectuses, the Advisors have agreed to limit the total expenses of certain of the Funds through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse its applicable Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by the Fund to the Advisor are made within three years following the year in which the expenses were incurred and will not cause the Fund’s expense limitation to exceed the expense limitation (1) in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower for the Salient FF Funds, or (2) in existence at the time of the reimbursement for the Salient MF Funds. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Salient Adaptive Balanced Fund	Investor Class	April 30, 2018	0.82	%(2)
Salient Adaptive Balanced Fund	Institutional Class	April 30, 2018	0.32	%(2)
Salient Adaptive Balanced Fund	Class A	April 30, 2018	0.67	%(2)
Salient Adaptive Balanced Fund	Class C	April 30, 2018	1.32	%(2)
Salient Adaptive Growth Fund	Class A	April 30, 2018	1.55	%(1)
Salient Adaptive Growth Fund	Class C	April 30, 2018	2.30	%(1)
Salient Adaptive Growth Fund	Class I	April 30, 2018	1.30	%(1)
Salient Adaptive Income Fund	Investor Class	April 30, 2018	0.51	%(2)
Salient Adaptive Income Fund	Institutional Class	April 30, 2018	0.01	%(2)
Salient Adaptive Income Fund	Class A	April 30, 2018	0.26	%(2)
Salient Adaptive Income Fund	Class C	April 30, 2018	1.01	%(2)
Salient Adaptive US Equity Fund	Investor Class	April 30, 2018	1.25	%(2)
Salient Adaptive US Equity Fund	Institutional Class	April 30, 2018	0.80	%(2)
Salient EM Infrastructure Fund	Investor Class	April 30, 2018	1.55	%(2)
Salient EM Infrastructure Fund	Institutional Class	April 30, 2018	1.20	%(2)
Salient EM Infrastructure Fund	Class A	April 30, 2018	1.60	%(2)
Salient EM Infrastructure Fund	Class C	April 30, 2018	2.15	%(2)
Salient EM Infrastructure Fund	Class I2	April 30, 2018	1.15	%(2)
Salient International Dividend Signal Fund	Investor Class	April 30, 2018	1.34	%(2)
Salient International Dividend Signal Fund	Institutional Class	April 30, 2018	0.99	%(2)
Salient International Dividend Signal Fund	Class A	April 30, 2018	1.49	%(2)
Salient International Dividend Signal Fund	Class C	April 30, 2018	1.94	%(2)
Salient International Dividend Signal Fund	Class I2	April 30, 2018	0.94	%(2)
Salient International Small Cap Fund	Investor Class	April 30, 2018	1.64	%(2)
Salient International Small Cap Fund	Institutional Class	April 30, 2018	1.29	%(2)
Salient International Small Cap Fund	Class C	April 30, 2018	2.24	%(2)
Salient International Small Cap Fund	Class I2	April 30, 2018	1.24	%(2)
Salient MLP & Energy Infrastructure Fund	Class A	April 30, 2018	1.55	%(1)
Salient MLP & Energy Infrastructure Fund	Class C	April 30, 2018	2.30	%(1)
Salient MLP & Energy Infrastructure Fund	Class I	April 30, 2018	1.30	%(1)

Fund	Class	End Date	Expense Limit
Salient MLP & Energy Infrastructure Fund	Class R6	N/A	None
Salient Select Opportunity Fund	Investor Class	April 30, 2018	1.58	%(2)
Salient Select Opportunity Fund	Institutional Class	April 30, 2018	1.23	%(2)
Salient Select Opportunity Fund	Class A	April 30, 2018	1.73	%(2)
Salient Select Opportunity Fund	Class C	April 30, 2018	2.18	%(2)
Salient Select Opportunity Fund	Class I2	April 30, 2018	1.18	%(2)
Salient Tactical Muni & Credit Fund	Investor Class	April 30, 2018	1.79	%(2)
Salient Tactical Muni & Credit Fund	Institutional Class	April 30, 2018	1.44	%(2)
Salient Tactical Muni & Credit Fund	Class A	April 30, 2018	1.94	%(2)
Salient Tactical Muni & Credit Fund	Class C	April 30, 2018	2.39	%(2)
Salient Tactical Muni & Credit Fund	Class I2	April 30, 2018	1.39	%(2)
Salient Tactical Plus Fund	Class A	April 30, 2018	2.05	%(1)
Salient Tactical Plus Fund	Class C	April 30, 2018	2.80	%(1)
Salient Tactical Plus Fund	Class I	April 30, 2018	1.80	%(1)
Salient Tactical Plus Fund	Class F	April 30, 2018	1.49	%(1)
Salient Trend Fund	Class A	April 30, 2018	1.55	%(1)
Salient Trend Fund	Class C	April 30, 2018	2.30	%(1)
Salient Trend Fund	Class I	April 30, 2018	1.30	%(1)
Salient US Dividend Signal Fund	Investor Class	April 30, 2018	1.34	%(2)
Salient US Dividend Signal Fund	Institutional Class	April 30, 2018	0.99	%(2)
Salient US Dividend Signal Fund	Class A	April 30, 2018	1.49	%(2)
Salient US Dividend Signal Fund	Class C	April 30, 2018	1.94	%(2)
Salient US Dividend Signal Fund	Class I2	April 30, 2018	0.94	%(2)

(1)

This limit excludes certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses.

(2)	This limit excludes certain expenses, such as brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses.

With respect to the Salient International Small Cap Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%.

Portfolio Managers

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the respective Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. Other accounts might have similar investment objectives or strategies as a Fund, track the same index that a Fund tracks or otherwise hold, purchase, or sell securities and other investments that are eligible to be held, purchased or sold by a Fund. Other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of each Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts. On occasion, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there could be limited opportunity to sell an investment held by the Fund and other accounts. Each Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. However, there is a risk that a conflict of interest may occur when allocating investment opportunities and that the conflict may not be resolved in favor of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which advisory fees are based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to a Fund.

To mitigate these conflicts, Salient’s policies and procedures seek to ensure that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of Salient’s (or such personnel’s) pecuniary, investment, or other financial interests, and to ensure fair and equitable allocation of investment opportunities among its clients over time.

Portfolio Management Teams

Salient Adaptive Growth Fund and Salient Trend Fund. The Fund is managed by Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient.

Salient MLP & Energy Infrastructure Fund. The Fund is team managed by Gregory A. Reid, President and Chief Executive Officer, Salient’s MLP Business, and Ted Gardner, CFA.

Salient Tactical Growth Fund. The Fund is subadvised by Broadmark Asset Management LLC. Christopher J. Guptill is solely responsible for the day-to-day management of the Fund.

Salient Tactical Plus Fund. Christopher J. Guptill, Chief Investment Officer and Co-Chief Executive Officer, Broadmark, is primarily responsible for the day-to-day management of the Fund. Effective November 1, 2016, William Ben Hunt, Ph.D, Chief Investment Strategist, Salient, has been added as a member of the day-to-day management team of the Fund.

Allocation Funds. The Funds are managed by Nathan J. Rowader, Senior Portfolio Manager.

Salient Adaptive US Equity Fund. The Fund is team managed by Roberto M. Croce, Ph.D., Director of Quantitative Research, Salient and Nathan J. Rowader, Senior Portfolio Manager.

Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund. The Funds are team managed by David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, and Eric Sagmeister, Portfolio Manager.

Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, and Salient Select Opportunity Fund. The Funds are managed by Joel S. Beam, Portfolio Manager.

Salient International Small Cap Fund. The Fund is subadvised by Pictet Asset Management Limited. The Fund is team managed by Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team, and Justin Hill, Senior Investment Manager.

Salient Tactical Muni & Credit Fund. The Fund is subadvised by Pacific Investment Management Company LLC. The Fund is managed by David Hammer, Executive Vice President and municipal bond portfolio manager.

Compensation

The compensation of all of the Advisors’ portfolio managers consists of a fixed base salary and bonus. Bonus payments are awarded based on certain discretionary and/or non-discretionary factors tailored to particular circumstances. Such factors include, in certain cases, objective product revenue or enterprise financial performance metrics and, in other cases, subjective assessments by senior members of the team of each team member’s performance in the management of the portfolio.

In certain cases, portfolio managers also participate in equity-based compensation consisting of participation in the Salient Partners, L.P. Long-Term Equity Incentive Plan, and/or indirect ownership of equity interests in the Advisors, which each compensate participants based on long-term enterprise value creation. Certain portfolio managers also participate in profits interests reflective of the performance of their business unit. Portfolio managers who hold indirect equity interests or profits interests may be entitled to cash distributions of partnership profits from time to time.

Other Accounts Managed by Portfolio Managers

The following tables reflects information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), the information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the chart of each portfolio manager’s investments in the Fund he or she manages.

Mr. Beam:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$1,267.3	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Mr. Broughton:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	276	$246.7	0	$0.0

Mr. Brewington:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	258	$240.3	0	$0.0

Mr. Coleman:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	276	$246.7	0	$0.0

Dr. Croce:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$96.0	0	$0.0
Other Pooled Investment Vehicles	5	$279.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Mr. Gardner:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$1,530.0	0	$0.0
Other Pooled Investment Vehicles	7	$1,346.0	2	$230.0
Other Accounts	324	$1,834.0	2	$55.0

Mr. Reid:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$1,530.0	0	$0.0
Other Pooled Investment Vehicles	7	$1,346.0	2	$230.0
Other Accounts	324	$1,834.0	2	$55.0

Mr. Rowader:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	5	$163.3	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

Mr. Ruff:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	258	$240.3	0	$0.0

Mr. Sagmeister:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	258	$240.3	0	$0.0

Mr. Visse:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$190.1	0	$0.0
Other Pooled Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	258	$240.3	0	$0.0

Information above is shown as of December 31, 2016 (except as otherwise noted). Asset amounts have been rounded.

The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to- day management of each Fund’s portfolio.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they managed as of December 31, 2016. Asset amounts have been rounded.

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
Roberto M. Croce	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	$100,001 to $500,000
	Salient US Dividend Signal Fund	None
Gregory A. Reid	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	$100,001 to $500,000
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Frank T. Gardner III	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	$10,001 to $50,000
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	$100,001 to $500,000
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	$10,001 to $50,000
	Salient US Dividend Signal Fund	None
Christopher J. Guptill	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	$100,001-$500,000
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	$100,001-$500,000
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
William Ben Hunt	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Nathan J. Rowader	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
Paul Broughton	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	$1-$10,000
	Salient International Dividend Signal Fund	$1-$10,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
David Hammer	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
David Ruff	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	$10,001-$50,000
	Salient International Dividend Signal Fund	$100,001-$500,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	$10,001-$50,000
Randall Coleman	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	$50,001-$100,000
	Salient International Dividend Signal Fund	$100,001-$500,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Bruce Brewington	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	$100,001-$500,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	$50,001-$100,000
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Eric Sagmeister	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	$10,001-$50,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Joel S. Beam	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	$100,001-$500,000
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	$10,001-$50,000
	Salient Select Income Fund	$500,001,-$1,000,000
	Salient Select Opportunity Fund	Over $1,000,000
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	$100,001-$500,000
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Aaron Visse	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	$10,001-$50,000
	Salient International Dividend Signal Fund	$10,001-$50,000
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	$100,001-$500,000
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Justin Hill	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None
Bill Barker	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None

Broadmark Asset Management LLC:

Salient Tactical Growth Fund and Salient Tactical Plus Fund

Christopher J. Guptill is solely responsible for the day-to-day management of the Salient Tactical Growth Fund. Mr. Guptill is primarily responsible for the day-to-day management of the Salient Tactical Plus Fund and William Ben Hunt, Ph.D. is a member of the day-to-day management team of the Salient Tactical Plus Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Guptill and Mr. Hunt each managed as of December 31, 2016:

Mr. Guptill:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	2	$404.0	0	N/A
Other Pooled Investment Vehicles	1	$51.7	1	$51.7
Other Accounts	9	$359.1	2	$3.5

Mr. Hunt:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$26.0	0	$0.0
Other Pooled Investment Vehicles	21	$1,391.0	2	$230.0
Other Accounts	2	$55.0	2	$55.0

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients. Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of Broadmark in which he has significant ownership.

Mr. Hunt receives a fixed annual salary and discretionary bonus compensation based upon annual performance reviews, the overall financial performance of Salient, and other factors as Salient may determine from time to time. Mr. Hunt is also entitled to certain bonus compensation based on business generation, subject to certain thresholds and other limitations. Mr. Hunt also owns a minority equity interest in Salient, and thus has a financial incentive related to the overall profitability of Salient.

Pictet Asset Management Limited:

Salient International Small Cap Fund

PAM Ltd constructs the portfolio of the Salient International Small Cap Fund using a team approach. Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team, and Justin Hill, Senior Investment Manager are the two portfolio managers with the most significant responsibility for the day-to-day management of the Salient International Small Cap Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2016*:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$121.0	0	$0.0
Other Pooled Investment Vehicles	1	$230.0	0	$0.0
Other Accounts	0	$0.0	0	$0.0

*	All of the other accounts listed above are managed by Messrs. Barker and Hill together.

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package – the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Salient International Small Cap Fund, the investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI ACWI ex-USA; MSCI Emerging Markets Index; and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Pacific Investment Management Company LLC:

Salient Tactical Muni & Credit Fund

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts.

The Salient Tactical Muni & Credit Fund is managed by David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hammer managed as of December 31, 2016:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	30	$7,563.9	0	$0.0
Other Pooled Investment Vehicles	0	$0.00	0	$0.0
Other Accounts	14	$2,064.9	0	$0.0

PIMCO anticipates that the needs of the Fund for services may create certain issues, including the following; although this would not necessarily be different for PIMCO’s other accounts.

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Funds. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Funds, as well as regulatory or other limitations applicable to the Funds, may affect the courses of action available to PIMCO-advised accounts (including certain Funds) that invest in the Funds in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. Moreover, the Fund or other account managed by PIMCO may invest in a transaction in which the Fund or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance rating is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate), which will also consider firm performance.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

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The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

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The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

Participation in LTIP and M Unit program is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

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3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Portfolio Managers may also be evaluated against some or all of the non-exclusive list of criteria listed above.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Codes of Ethics

The Trusts, the Advisors, the Sub-Advisors, and Forward Securities, distributor to the Salient FF funds, have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Advisors and Sub-Advisors to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Codes of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Advisors’ and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

Forward Securities’ Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. Forward Securities’ Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material non-public information to which they have access solely as a result of their employment with Forward Securities, and prohibits informing others, who may act on such information, about material non-public information about Forward Securities or one of its clients.

The Codes of Ethics of the Trusts, the Advisors, the Sub-Advisors, and Forward Securities are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

Each Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to its Advisor, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests.

Each Advisor has adopted its own proxy voting policies and procedures for this purpose. A summary of these policies and procedures is included below. As a general principle, the Advisors will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. If it is determined that a proxy presents a material conflict of interest, then the affected Fund’s Advisor shall vote the proxy in accordance with the recommendations of Institutional Shareholder Services (“ISS”), Glass, Lewis & Co. LLC (“Glass Lewis”), or another nationally recognized party, if available, or, if ISS or such party has disclosed that it has a conflict of interest with the vote, another independent third party.

Each Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each Fund’s Form N-PX filing for the period ended June 30 of each year will be available: (i) without charge, upon request, by calling 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds, or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Guidelines

Salient Advisors

As a general principle, Salient Advisors will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. If it is determined that a proxy presents a material conflict of interest, then Salient Advisors shall vote the proxy in accordance with the recommendations of ISS or another nationally recognized party, if available, or, if ISS or such party has disclosed that it has a conflict of interest with the vote, another independent third party.

Salient Capital

Salient Capital has adopted proxy voting guidelines that provide general direction regarding how it will vote on a number of significant and recurring ballot proposals. These guidelines are not mandatory voting policies, but rather are an indication of general voting preferences. The following are a few examples of these guidelines:

•	Salient Capital generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect directors annually.

•	Salient Capital generally votes against proposals to ratify a poison pill and for proposals that ask a company to submit its poison pill for shareholder ratification.

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Salient Capital generally votes against proposals to require a supermajority shareholder vote to approve charter and bylaw amendments and for proposals to lower such supermajority shareholder vote requirements.

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Salient Capital generally votes for management proposals to increase the number of shares of common stock authorized for issue provided management demonstrated a satisfactory reason for the potential issuance of the additionally authorized shares.

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Salient Capital generally votes for proposals to increase common share authorization for a stock split provided management demonstrates a reasonable basis for the split and for proposals to implement a reverse stock split provided management demonstrates a reasonable basis for the reverse split.

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Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Salient Capital, on a case-by-case basis, votes for proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

•	Proposals to change a company’s state of incorporation area examined on a case-by-case basis.

•	Salient Capital, on a case-by-case basis, votes on mergers and acquisitions taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies,

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

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Salient Capital generally does not support shareholder social and environmental proposals, and may vote such matters, on a case-by-case basis, where the proposal enhances the long-term value of the shareholder and does not diminish the return on investment.

Salient Management

For the Salient FF Funds portfolios for which it exercises proxy voting authority, Salient Management will vote proxies in the best interests of the Fund. Salient Management has contracted with Glass Lewis to handle administration and voting of these proxies and has directed Glass Lewis to vote all proxies on behalf of the portfolios of the Salient FF Funds in accordance with Glass Lewis’ recommendations. Glass Lewis’ proxy analysis is focused on the economic and financial consequences of voting and therefore on improving medium- to long-term value and mitigating risk at public companies. The firm’s approach to enhancing overall corporate value growth through effective proxy voting is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. In addition to corporate governance, Glass Lewis’ research on proxies analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect the quality of board oversight and company transparency.

The following examples illustrate Glass Lewis’ general guidelines with respect to proxy votes in certain areas:

Board of Directors. The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value of the medium- and long-term. Glass Lewis believes that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Governance Structure and the Shareholder Franchise. With respect to anti-takeover measures, Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. However, in certain circumstances, Glass Lewis will recommend supporting a limited poison pill to accomplish a particular objective. Glass Lewis typically recommends that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominations. Glass Lewis reviews cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure.

Governance Shareholder Initiatives. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to promote the furtherance of shareholder rights. It also generally recommends proposals seeking to promote director accountability and to improve compensation practices.

Because Salient Management does not exercise discretion in voting proxies for the Salient FF Funds portfolios but routinely votes proxies according to the recommendations of Glass Lewis, no potential conflict of interests between Salient Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Salient Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	vote as recommended by an additional third-party service if Salient Management utilizes such a service;

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not clients of Salient Management;

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict;

•	if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or

•	if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

Broadmark Asset Management, LLC

Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Broadmark has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. Broadmark employs the services of Broadridge, an unaffiliated proxy firm, to assist in the electronic record keeping and management of the proxy process with respect to client securities.

Proxy Voting Procedures

Broadridge, through its ProxyEdge voting service, notifies Broadmark of annual meetings and ballots and provides the ability to manage, track, reconcile and report proxy voting through electronic delivery of ballots, online voting, integrated reporting and record keeping. The Director of Investment Operations is responsible for monitoring and cross referencing holdings and account information pertaining to the proxy received from ProxyEdge while the Chief Compliance Officer oversees the process to assure that all proxies are being properly voted and appropriate records are being retained.

All proxies received by Broadmark are sent to the Portfolio Manager. The Portfolio Manager then reviews the information and votes according to the guidelines set forth below.

Voting Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Broadmark believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

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Generally, Broadmark will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

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Generally, Broadmark will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Broadmark shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Broadmark’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Chief Compliance Officer with the Portfolio Manager will identify any conflicts that exist between the interests of Broadmark and its clients. This examination will include a review of the relationship of Broadmark and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of Broadmark or has some other relationship with Broadmark or a client of Broadmark.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Broadmark will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Broadmark will give the ERISA client the opportunity to vote the proxies themselves.

Pacific Investment Management Company LLC

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations specific for each account that holds the related fixed income security. PIMCO considers each proposal regarding a fixed income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Pictet Asset Management Limited

PAM (which includes PAM Ltd) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed, and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

Funds’ Proxy Voting Records

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available: (1) without charge, upon request, by calling 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds; and (2) filed on Form N-PX on the SEC’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (“AFS”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Trusts’ administrator. As administrator, AFS performs administrative, bookkeeping and pricing services, and acts as fund accounting agent for the Funds.

The Amended and Restated Fund Accounting and Administration Agreement between the Salient FF Trust and AFS was dated and effective as of April 12, 2010. The Amended and Restated Fund Accounting and Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

The Administration, Bookkeeping and Pricing Services Agreement between the Salient MF Trust and AFS was dated and effective as of May 2, 2016. The Administration, Bookkeeping and Pricing Services Agreement has an initial term of three years and will renew automatically for successive one-year terms.

AFS has served as administrator for the Salient Tactical Muni & Credit Fund, Salient International Dividend Signal Fund, Salient International Small Cap Fund, and Salient Real Estate Fund since September 12, 2005; the Salient EM Infrastructure Fund, Salient International Real Estate Fund, Salient Tactical Real Estate Fund, and Salient Select Income Fund since June 12, 2009; the Salient Tactical Growth Fund since its inception on September 14, 2009; and the Salient US Dividend Signal Fund and Salient Select Opportunity Fund since their inception on July 31, 2013. For its services as administrator, the Salient FF Trust pays AFS the greater of a minimum fee or fees based on the annual net assets of the Salient FF Funds accrued daily and payable monthly by the Salient FF Funds. For the fiscal years ended December 31, 2016, 2015, and 2014, AFS received from the Salient FF Funds fees for administrative services totaling $1,417,369, $2,115,850, and $2,461,901, respectively. AFS has served as administrator for the Salient MF Funds since May 2, 2016. For the period from May 2, 2016 to December 31, 2016, AFS received from the Salient MF Funds fees for administrative services totaling $653,100.

Effective January 17, 2017, the Trusts and AFS entered into a Compliance Support Services Agreement (the “CSS Agreement”) pursuant to which AFS provides certain compliance support services to the Salient FF Trust, the Salient MF Trust and the Trusts’ Chief Compliance Officer. In consideration for providing such services, each Trust pays AFS its allocated portion of the annual fee under the CSS Agreement. In addition, AFS is entitled to reimbursement of certain expenses.

Prior to May 1, 2016, Citi Fund Services Ohio, Inc. (“Citi Fund Services”) served as the administrator of the Salient MF Funds and had the responsibility for providing administrative services and for assisting the Salient MF Funds with their operational needs, pursuant to the Administration Agreement. In consideration for administrative, accounting, and recordkeeping services, the Administration Agreement provided that each Salient MF Fund would pay Citi Fund Services a monthly “trust level” administration fee (“Administration Fee”) based on the Fund’s proportional share of the Salient MF Trust’s month-end aggregate net assets. The Administration Agreement also provided for certain other annual fees, such as fees for additional investment managers. In addition, Citi Fund Services was entitled to reimbursement of certain expenses.

Citi Fund Services also may have provided the Salient MF Funds with legal, compliance, and other investor-related services for an additional cost.

Under the Administration Agreement, Citi Fund Services was responsible for, among other things: (1) providing the Salient MF Funds with certain administrative, clerical, recordkeeping and bookkeeping services; (2) assisting in supervising the entities retained by the Salient MF Funds, if any, to provide transfer agency services, services related to the payment of distributions, and accounting services; (3) computing the NAV of each class of the Salient MF Funds; (4) preparing accounting information, or overseeing the preparation of, monthly, quarterly, semi-annual and annual financial statements of the Salient MF Funds, quarterly reports of the operations of the Salient MF Funds and maintaining information to facilitate the preparation of annual tax returns; (5) supervising regulatory compliance matters and assisting in the preparation of certain regulatory filings; and (6) performing additional services, as agreed upon, in connection with the administration of the Salient MF Funds. Subject to approval of the Board, Citi Fund Services may have from time to time delegated its responsibilities under the Administration Agreement to one or more parties selected by Citi Fund Services.

For the periods indicated below, Citi Fund Services received Administration Fees in the following amounts from each of the Salient MF Funds:

Fund	Fiscal Period 1/01/16 – 4/29/16	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/14
Salient Adaptive Growth Fund	$15,954	$73,731	$95,062
Salient MLP & Energy Infrastructure Fund	$184,955	$908,208	$694,103
Salient Tactical Plus Fund	$4,415	$10,541	$5,234	(a)
Salient Trend Fund	$41,576	$155,885	$108,348

(a)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

Pursuant to an Amended and Restated Transfer Agency and Service Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Salient FF Funds. The Amended and Restated Transfer Agency and Service Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

FIS Investor Services, LLC located at 4249 Easton Way, Suite 400, Columbus, Ohio 43219, is the transfer and dividend paying agent for the Salient MF Funds’ Class A, Class C, Class I, and Class F shares.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by the transfer agent. The Advisor or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Funds, for transaction processing, recordkeeping or shareholder services. For example, shares in the Funds may be owned by certain intermediaries for the benefit of their customers. Because the transfer agent often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan record keepers, who may have affiliated financial intermediaries who sell shares of the Funds, may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for providing services that would otherwise have been performed by the transfer agent. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by the Advisor or an affiliate or by an unaffiliated third party.

Other Service Providers

Each Fund pays all expenses not assumed by its Advisor, the Sub-Advisors or its administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees, and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; sub-transfer agent and/or administrative fees; costs of designing, printing, and mailing reports, prospectuses, proxy statements, and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trusts; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade organization dues and fees. In addition, the Trusts have agreed to pay the Advisors approximately $581,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisors to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses, and (ii) an allocation of the expenses of other officers or employees of the Advisors who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense.

DISTRIBUTION PLANS, SHAREHOLDER SERVICES PLAN AND THE ADMINISTRATIVE PLAN

Distribution Plans

The following language is applicable to the Salient MF Funds.

The Salient MF Trust, on behalf of each Salient Fund, has adopted an Administrative Services Plan applicable to Shares sold through certain Selling Firms that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed an annual rate of 0.10%. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Fund’s Advisor (and/or its affiliates) and the Board oversees any such allocation. The Trust has not adopted any such plan for Class R6 shares.

Foreside Fund Services, LLC (“Foreside”) is the distributor (also known as the principal underwriter) of the shares of the Salient MF Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Foreside is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a distribution agreement with the Salient MF Trust dated May 31, 2012, as amended, Foreside acts as the agent of the Salient MF Trust in connection with the continuous offering of shares of the Salient MF Funds. During the continuous public offering of shares of the Salient MF Funds, Foreside shall use commercially reasonable efforts to distribute the shares of the Salient MF Funds. Foreside shall devote its best efforts to distribute shares of the Salient MF Funds but is not obligated to sell any certain number of shares. Foreside and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Salient MF Trust.

Foreside may enter into agreements with selected broker-dealers, banks or other financial intermediaries (“Selling Firms”) for distribution of shares of the Funds. With respect to certain Selling Firms and related fund “supermarket” platform arrangements, the Salient MF Fund and/or its Advisor, rather than Foreside, typically enter into such agreements. These Selling Firms may charge a fee for their services and may receive shareholder service or other fees from parties other than Foreside. These Selling Firms may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Salient MF Fund. Investors who purchase Shares through Selling Firms will be subject to the procedures of those Selling Firms through which they purchase Shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Selling Firm through which they purchase shares. Investors purchasing shares of the Fund through Selling Firms should acquaint themselves with their Selling Firm’s procedures and should read the Prospectus in conjunction with any materials and information provided by their Selling Firm. The Selling Firm, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. Foreside does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. Each Advisor pays Foreside a fee for certain distribution-related expenses.

The Board has adopted a Rule 12b-1 Plan with respect to certain classes of shares of each Salient MF Fund, as described below in further detail.

Class A and C Shares.

Under each Salient MF Fund’s Class A Rule 12b-1 Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

Under each Salient MF Fund’s Class C Rule 12b-1 Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Fund attributable to Class A Shares.

Each Class A and Class C Rule 12b-1 Plan provides that Foreside may incur expenses for any distribution-related purpose that is primarily intended to result in the sale of shares of the Class A and Class C shares, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Fund’s Advisor) that engage in or support the sale of the Class A and Class C shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Class A and Class C shares. Service fees under each Class A and Class C Rule 12b-1 Plan may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

The Salient MF Fund’s Advisor, Foreside or other third party provider may pay for the administration and shareholder servicing of Class A and Class C shareholder accounts, including, but not limited to, responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of Class A and Class C Shares, performance, services, plans and options, investment policies, portfolio holdings, and redemptions of shares and distributions and taxation thereof; and dealing with complaints and correspondence of shareholders; including compensation to organizations and employees who service Class A and Class C shareholder accounts, and expenses of such organizations, including overhead and telephone and other communications expenses.

Each Class A and Class C Rule 12b-1 Plan was approved by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on the respective Class A and Class C Rule 12b-1 Plan.

Class I and F Shares.

The Class I Rule 12b-1 Plan for each Salient MF Fund and the Class F Rule 12b-1 Plan for the Salient Tactical Plus Fund is a “no fee” plan, and provides that the Class I and F Shares, as applicable, of the Fund shall not pay to the distributor or third-party provider any fee for providing distribution or shareholder services to the respective Class I and F shareholders.

Class R6 Shares

Class R6 shares of Salient MLP & Energy Infrastructure Fund are not subject to any Rule 12b-1 Plan. Any expenses associated with the obligation of the distributor to use its best efforts to sell Class R6 shares will be paid by the Advisor and will not be paid from the fees paid under the Rule 12b-1 Plan for any other class of shares. Subject to the foregoing, neither the Advisor nor the Fund will pay any third party provider any fee for providing distribution or shareholder services to the R6 shareholders.

Amounts paid by any class of shares of a Salient MF Fund will not be used to pay the expenses incurred with respect to any other class of shares of that Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees.

From time to time, a Salient MF Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each fund in proportion to the relative NAVs of the participating funds.

Each Rule 12b-1 Plan recognizes that each Salient MF Fund’s Advisor may use its management fee revenue under its Investment Management Agreement with a Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by a Salient MF Fund to its Advisor should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by each Rule 12b-1 Plan.

In adopting each Rule 12b-1 Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the respective Fund’s Class A, Class C, Class I and Class F shares, as applicable.

Each Salient MF Fund Rule 12b-1 Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Salient MF Fund Class A and Class C Rule 12b-1 Plan provides that it may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b) by a vote of a majority of the respective Fund’s outstanding Class A or Class C shares, respectively, upon 60 days’ written notice to the distributor.

Pursuant to each Salient MF Fund Rule 12b-1 Plan, at least quarterly, any person authorized to direct the disposition of monies paid or payable (if any) by a Fund shall provide the Board and the Board shall review, at least quarterly, a written report of the amounts expended under the Plan and the purpose for which these expenditures were made.

Each Salient MF Fund Rule 12b-1 Plan further provides that it may not be amended to increase materially the amount of the fees to be paid by a Salient MF Fund without the approval of a majority of the outstanding securities (as defined in the 1940 Act) of the class of shares of the Fund, which has voting rights with respect to the Plan. Further, each Salient MF Fund Rule 12b-1 Plan provides that no material amendment to the Plan shall be made unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Trust.

The holders of Class A shares of a Salient MF Fund have exclusive voting rights with respect to the Fund’s Class A Rule 12b-1 Plan; the holders of Class C shares of a Salient MF Fund have exclusive voting rights with respect to the Fund’s Class C Rule 12b-1 Plan; the holders of Class I shares of a Salient MF Fund have exclusive voting rights with respect to the Fund’s Class I Rule 12b-1 Plan; the holders of Class F shares of the Salient Tactical Plus Fund have exclusive voting rights with respect to the Fund’s Class F Rule 12b-1 Plan.

The following language is applicable to the Salient FF Funds.

The Salient FF Funds offer their shares to the public on a continuous basis. Shares of the Salient FF Funds are distributed pursuant to a distribution agreement, dated as of June 9, 2015 between the Salient FF Trust and Forward Securities, 101 California Street, 16th Floor, San Francisco, California 94111. Forward Securities is 100% owned by Salient Management. The distribution agreement requires Forward Securities to solicit orders for the sale of shares and to undertake such advertising and promotion as Forward Securities believes reasonable in connection with such solicitation. The Salient FF Trust and Forward Securities have agreed to indemnify each other against certain liabilities. The Salient FF Trust pays no fee to Forward Securities under the distribution agreement. The distribution agreement will remain in effect from June 9, 2015, and shall continue until two years from such date and thereafter shall continue year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the out-standing voting securities of the Salient FF Funds. The distribution agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A, Class C, and Investor Class shares of the Salient FF Funds (each a “Salient FF Distribution Plan” and collectively, the “Salient FF Distribution Plans”). The purpose of the Salient FF Distribution Plans is to permit the Salient FF Funds to compensate Forward Securities, banks, brokers, dealers, administrators and other financial intermediaries for services provided and expenses incurred by them in promoting the sale of shares of a Fund or maintaining or improving services provided to Class A, Class C, and Investor Class shareholders. By promoting the sale of shares and maintaining or improving services to shareholders, the Salient FF Distribution Plans should help provide reduced shareholder redemptions through established relationships provided by financial intermediaries therefore affording the Advisors and Sub-Advisors the ability to purchase and redeem portfolio securities without forcing the Advisors and Sub-Advisors to make unwanted sales of existing portfolio securities.

Expenses acceptable for payment under the Salient FF Distribution Plans include, but are not limited to: (i) compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the Class A, Class C, and Investor Class shares of the Salient FF Funds; (ii) expenses of printing and distributing prospectuses, SAIs and reports to prospective holders of Class A, Class C, and Investor Class shares of the Salient FF Funds; (iii) expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of Forward Securities’ expenses attributable to each Class of shares related to implementing and operating the Salient FF Distribution Plan; (iv) providing information periodically to existing shareholders; (v) forwarding communications from the Salient FF Trust to shareholders; (vi) responding to inquiries from shareholders regarding their investment in the Salient FF Funds; (vii) other services qualifying under applicable rules of the FINRA; (viii) administrative services such as transfer agent and sub-transfer agent services for shareholders; (ix) aggregating and processing purchase and redemption orders for Fund shares; (x) preparing statements for shareholders; (xi) processing dividend payments; (xii) providing sub-accounting services; (xiii) receiving, tabulating, and transmitting proxies executed by shareholders; (xiv) and other personal services in connection with shareholder accounts (collectively “Sales and/or Services Support”). The Salient FF Funds’ Advisors are responsible for paying Forward Securities for any unreimbursed distribution expenses.

For more information on fees paid by the Salient FF Funds under the Salient FF Distribution Plans, please see “Distribution and Shareholder Services Plans” in the Salient FF Funds’ prospectuses. The Salient FF Funds have not adopted a Salient FF Distribution Plan with respect to Class I2 or Institutional Class shares of the Salient FF Funds.

Broker-dealers or others may not be eligible to receive payments under the Salient FF Distribution Plan for Class C shares until after the twelve-month period following a shareholder purchase in the Class C shares of a particular Fund.

Because the fees under the Salient FF Distribution Plans are paid out of a Fund’s assets attributable to the Class A, Class C, and Investor Class shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Salient FF Distribution Plans are governed by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of services and expenses that are paid for or reimbursed. Continuance of each Salient FF Distribution Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Independent Trustees and who have no direct or indirect interest in the Salient FF Distribution Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Salient FF Distribution Plan must likewise be approved by separate votes of the Trustees and the Independent Trustees. A Salient FF Distribution Plan may not be amended in order to increase materially the costs which a Fund bears for distribution pursuant to the Salient FF Distribution Plan without also being approved by a majority of the outstanding voting securities of the applicable Fund. Any agreement pursuant to a Salient FF Distribution Plan terminates automatically in the event of its assignment, and a Salient FF Distribution Plan and any agreement pursuant to a Salient FF Distribution Plan may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the relevant class or (ii) the Independent Trustees.

For purposes of paying for record-keeping and administrative services under the Salient FF Distribution Plans, Forward Securities and financial intermediaries normally calculate payment on the basis of an average running balance over a quarter; however, Forward Securities may enter into agreements providing for a different method of calculating “average net asset value.” In addition, Forward Securities may suspend or modify any of the Salient FF Distribution Plans at any time. Payments are subject to the continuation of the Salient FF Distribution Plans described above and the terms of service agreements between financial intermediaries and Forward Securities.

The Funds participate from time to time in joint distribution activities. Fees paid under a Salient FF Distribution Plan may be used to finance Sales and/or Service Support of other Salient FF Funds, and the expenses will be allocated on the relative net asset size of the Funds.

The following table shows the amounts of Rule 12b-1 fees paid by each Fund under the Rule 12b-1 Plans during the periods shown below:

Fund	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/14
Salient Adaptive Balanced Fund	$128,437	$77,968	$107,506
Salient Adaptive Growth Fund	$29,869	$47,587	$29,320
Salient Adaptive Income Fund	$53,827	$57,862	$66,096
Salient Adaptive US Equity Fund	$4,662	$4,906	$4,368
Salient EM Infrastructure Fund	$75,658	$134,202	$179,589
Salient International Dividend Signal Fund	$221,214	$353,779	$384,240
Salient International Real Estate Fund	$92,022	$158,531	$212,756
Salient International Small Cap Fund	$78,198	$79,614	$81,554
Salient MLP & Energy Infrastructure Fund	$1,221,663	$1,861,287	$1,509,897
Salient Real Estate Fund	$113,476	$145,284	$211,435
Salient Select Income Fund	$2,858,767	$3,796,223	$3,861,744
Salient Select Opportunity Fund	$35,135	$76,548	$52,910

Fund	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/14
Salient Tactical Growth Fund	$693,198	$997,722	$1,381,953
Salient Tactical Muni & Credit Fund	$268,368	$246,327	$244,363
Salient Tactical Plus Fund	$14,481	$5,338	$1	(a)
Salient Tactical Real Estate Fund	$196,657	$225,102	$229,825
Salient Trend Fund	$17,928	$15,424	$6,245
Salient US Dividend Signal Fund	$9,897	$33,809	$2,407

(a)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

Shareholder Services Plan

The Salient FF Funds have also adopted a shareholder services plan, which is separate from the Salient FF Distribution Plans described above, with respect to Class A, Class C, Class I2, Investor Class, and Institutional Class shares of certain Salient FF Funds (the “Shareholder Services Plan”). The Salient FF Trust intends to operate the Shareholder Services Plan in accordance with its terms. Under the Shareholder Services Plan, each Salient FF Fund is authorized to pay to banks, brokers, dealers, administrators, and other financial intermediaries or third party service providers a payment each month in connection with non-distribution related services provided to shareholders.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to; (i) providing information periodically to existing shareholders; (ii) forwarding communications from the Salient FF Trust to shareholders; (iii) responding to inquiries from shareholders regarding their investment in the Salient FF Funds; (iv) other services qualifying under applicable rules of FINRA; (v) administrative services such as transfer agent and sub-transfer agent services for shareholders; (vi) aggregating and processing purchase and redemption orders for Fund shares; (vii) preparing statements for shareholders; (viii) processing dividend payments; (ix) providing sub-accounting services; (x) receiving, tabulating, and transmitting proxies executed by shareholders; (xi) and other personal services provided in connection with shareholder accounts (collectively “Shareholder Services”).

For more information on fees paid by the Salient FF Funds under the Shareholder Services Plan, please see “Distribution and Shareholder Services Plans” in the Salient FF Funds’ prospectuses.

In the event the Shareholder Services Plan is terminated with respect to a Salient FF Fund or class of shares thereof in accordance with its terms, the obligations of the Salient FF Fund to make payments pursuant to the Shareholder Services Plan with respect to the applicable class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Salient FF Trust’s Board of Trustees, including all of the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in the Shareholder Services Plan of the Salient FF Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Salient FF Funds requires approval by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements related to it, by a vote cast in person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plan in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, Forward Securities and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter; however, Forward Securities may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

Because fees under the Shareholder Services Plan are paid out of the Salient FF Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Intermediaries

The following is a list of the financial intermediaries that Salient Management or its affiliates have entered into ongoing contractual arrangements with to make additional payments as of January 1, 2017. These additional payments are described in more detail in the “Additional Payments to Intermediaries” section of the Salient FF Funds’ prospectuses. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since January 1, 2017 are not reflected.

Ameriprise Financial Services, Inc.; Ascensus, Inc.; Baylake Bank; Benefit Trust Company; BNY Mellon Investment Servicing Trust Company; Cetera Investment Services LLC; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Fidelity Brokerage Services LLC; Fidelity Investment Institutional Operations Company, Inc.; FOLIOfn Investments, Inc.; GWFS Equities, Inc.; H Beck, Inc.; Hornor, Townsend & Kent, Inc.; Intercarolina Financial Services, Inc.; Investment Center, Inc., The; Lincoln Retirement Services Company, LLC; LPL Financial LLC; Madison Avenue Securities; MBM Securities, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Mid Atlantic Capital Corporation; Morgan Stanley & Co., Incorporated; Morgan Stanley Smith Barney LLC; MSCS Financial Services, LLC; Nationwide Investment Services Corp.; optionsXpress, Inc.; Pershing LLC; The; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; Romano Brothers & Co.; RBC Capital Markets, LLC.; Reliance Trust Company; SEI Private Trust Company; Sterne, Agee & Leach, Inc.; TD Ameritrade Trust Company; TD Ameritrade Trust Company; TD Ameritrade, Inc.; TIAA-CREF Individual & Institutional Services; Trust Company of America; UBS Financial Services, Inc.; U.S. Bank N/A; ValMark Securities, Inc.; Vanguard Group, Inc.; Vanguard Marketing Corporation; Voya Financial Advisors, Inc.; Wedbush Securities Inc.; Wells Fargo Advisors, LLC; Wells Fargo Bank, N.A.; and Xerox HR Solutions, LLC.

INVESTMENT OBJECTIVES AND POLICIES

The principal strategies and risks of investing in the Funds are described in the prospectus. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

Salient Adaptive Growth Fund

Investment Strategies

The Fund is a risk-targeted portfolio that invests primarily in futures contracts and other financially-linked derivatives, as well as individual securities, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Advisor seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The Fund will also invest in the Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading. The portfolio targets a constant level of volatility similar to the long-term volatility of global equity markets while simultaneously seeking to source that risk in a balanced manner within and across asset classes. The Fund’s advisor, Salient Advisors, LP, uses a dynamic quantitative model to measure and allocate based on current and expected market conditions including but not limited to correlation, volatility and momentum (the continuation of recent price trends). The Fund will hold a large portion of its assets, either directly or indirectly (through the Subsidiary, as discussed below) in cash and money market instruments, some of which serve as collateral for the funds futures and other derivative positions. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may accordingly seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters. The Fund also may invest from time to time in equity securities of any capitalization and in debt securities of any maturity.

The Board of the Salient MF Trust, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Asset Classes and Strategies

The Advisor allocates investment exposure broadly across the following global asset classes and strategies:

(1) Equities. Sub-asset classes include:

a.	United States

b.	Other developed countries

c.	Emerging markets

(2) Interest Rates, represented by developed markets government fixed income.

(3) Commodities. Sub-asset classes include:

a.	Energy

b.	Agriculture

c.	Metals

(4)

Momentum Strategy. The Advisor believes that momentum, or the continuation of recent price trends, is prevalent in most markets, and it attempts to capitalize on this by utilizing a trend-following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will utilize the same futures contracts that the Advisor selects to gain exposures to the asset classes in items (1), (2) and (3) above, and it will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining.

The broad asset classes and strategies are determined based on their respective correlation and volatility contributions across different market environments. The Fund is not currently expected to, but could in the future allocate investment exposure to Fixed Income assets.

Investment Process

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets (and could in the future include selection of assets within the fixed income markets); then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. As a result, the number of instruments in which the Fund invests at any time may be higher or lower than its universe of representative assets.

The Fund intends to gain exposure to these asset classes by investing in a variety of investment instruments, as discussed below. The Fund generally expects to maintain investments in approximately 50 different instruments, each of whose performance is expected to reflect the performance of a specific underlying asset or security. Generally, the Advisor selects representative assets with the goal of having a portfolio of assets within each asset class that is as broad as possible as long as the instruments used to gain exposure to the asset meets the Advisor’s minimum liquidity guidelines for inclusion.

The Advisor then constructs a portfolio utilizing these assets that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, the advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance. To date the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

The Advisor targets a 15% rolling 12-month volatility for the Fund, and the Fund is expected to experience realized volatility of between 10% and 20% throughout each 12 month period, although it may differ according to market conditions. Actual or realized volatility can and will differ from the anticipated and target volatility described. There is no assurance that the Fund’s use of investment instruments providing exposure will enable the Fund to achieve its investment objective.

Investment Types

Generally, the Fund primarily gains exposure to asset classes by investing in different types of instruments including, but not limited to: currency forwards, currency futures, swap agreements, equity futures, commodity futures, bond futures, individual stocks, exchange traded funds, exchange traded notes, corporate and government bonds, and cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Adaptive Growth Subsidiary. The Adaptive Growth Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Adaptive Growth Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. The Fund could in the future invest in credit default swaps.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Adaptive Growth Subsidiary. Generally, the Adaptive Growth Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Adaptive Growth Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Adaptive Growth Subsidiary may invest without limitation in commodity-linked derivatives, however, the Adaptive Growth Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Adaptive Growth Subsidiary, the Adaptive Growth Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Adaptive Growth Subsidiary and shares of the Adaptive Growth Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Adaptive Growth Subsidiary to the extent of the Fund’s investment in the Adaptive Growth Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Credit Default Swaps (“CDS”) are contractual agreements in which the seller will compensate the buyer in the event of a default or other credit event by or relating to a referenced asset. The Fund does not currently, but could in the future, invest in CDS. The buyer of CDS makes periodic payments to the seller in exchange for a payoff by the seller in the event of a default by or other credit event with respect to the referenced asset. The seller operates to provide, in effect, “insurance” to the buyer in the event of default of the referenced asset. Typical credit events include bankruptcies and restructurings. Credit Default Swap Indices (“CDS Indices”) represent packages of individual CDS obligations. CDS Indices are issued in series with a new series typically issued on a six month rolling basis. The series typically have five year expirations. If the Fund invests in CDS indices, the Fund is likely to use CDS indices with constituents being high yield corporate fixed income issuers and emerging market sovereign issuers. If the Fund is a CDS index seller, then the Fund will segregate or “earmark” liquid assets consistent with regulatory positions at the time of the transaction. To the extent the Fund were to invest in CDS, the Fund would currently be required to segregate liquid assets sufficient to cover the notional value of any CDS instrument where the Fund is the seller.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the aggregate notional amount attributable to individual contracts, or markets, or the portfolio in the aggregate or to the Fund’s portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Salient MLP & Energy Infrastructure Fund

Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund will invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares, preferred shares and convertible securities in MLPs and Energy Infrastructure Companies. There are no limitations on the credit quality of the convertible securities in which the Fund may invest. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The units for these entities are listed and traded on a U.S. securities exchange. To qualify as a master limited partnership, the entity must receive at least 90% of its gross income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage, gathering, processing, distribution and marketing of mineral or natural resources. Limited partnerships have two classes of interests: general partner interests and limited partner interests. The general partner typically controls the operations and management of the partnership through an equity interest in the partnership (typically up to 2% of total equity). Limited partners own the remainder of the partnership and have a limited role in the partnership’s operations and management.

Master limited partnerships organized as limited partnerships generally have a general partner interest and two classes of limited partner interests – common units and subordinated units. The general partner interest may be held by either a private or publicly traded corporation or other entity. In many cases, the general partner owns common units, subordinated units and incentive distribution rights (“IDRs”) in addition to its general partner interest in the master limited partnership. Master limited partnerships are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid while any subordinated units remain outstanding. Once common units have been paid, subordinated units receive distributions in an amount up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD that is paid with respect to both common and subordinated units generally is distributed to both common and subordinated units on a pro rata basis.

Whenever a distribution is paid to common unitholders or subordinated unitholders, the general partner is paid a proportional distribution. The holders of IDRs (usually the general partner) are eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per unit surpassing specified target levels. As cash distributions to the limited partners increase, the IDRs receive an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the IDRs can reach a tier where the holder receives 48% of every incremental dollar paid to partners. These IDRs encourage the general partner to streamline costs, make investments and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of such master limited partnership.

The master limited partnerships in which the Fund may directly or indirectly invest are currently classified as Midstream MLPs and MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. As described below, the Fund further sub-categorizes these master limited partnerships into the following groups:

•

Midstream MLPs own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation (including marine) and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats). Midstream MLPs also include (a) General Partner MLPs whose assets consist of ownership interests of an affiliated Midstream MLP and (b) MLP Affiliates of Midstream MLPs.

•

MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. Such MLPs can be classified into one of the following groups:

•

“Upstream MLPs” are businesses engaged in the acquisition, exploitation, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.

•

“Coal MLPs” are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. The primary use of steam coal is for electric generation (steam coal is used as a fuel for steam-powered generators by electrical utilities). The primary use of metallurgical coal is in the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process).

•

“Propane MLPs” are engaged in the distribution of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane serves approximately 6% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Volumes are weather dependent and a majority of annual cash flow is earned during the winter heating season (October through March).

•

Master limited partnerships may also own other assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity or provide energy-related services, such as refining and distribution of specialty refined products. While these master limited partnerships do not fit into one of the three categories listed above, they are publicly traded and generate qualified income and qualify for federal tax treatment as partnerships.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets. These companies operate, among other things, assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining, marketing or generation of natural gas, natural gas liquids, crude oil, refined petroleum products, coal or electricity.

Energy Infrastructure Companies can be broadly divided into five groups:

Upstream	Companies engaged in exploring, developing and producing natural gas, natural gas liquids, crude oil and coal.
Midstream	Companies engaged in transporting, gathering, processing, storing and delivering natural gas, natural gas liquids, crude oil and refined products for use by end users.
Downstream	Companies engaged in refining, marketing and distributing crude oil and refined products to end customers.
Power	Companies engaged in generating, transmitting and distributing electricity.
Energy Services	Companies that provide services to the Upstream, Midstream and Downstream sectors of the energy industry.

•	The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure Companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

•

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

•	The Fund may invest up to but not more than 25% of total assets, at the time of purchase, in a wholly-owned subsidiary.

•	The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

•	The Fund may invest up to but not more than 10% of total assets in any single issuer.

•	The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

•

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). To a lesser extent, the Fund currently expects to write call options for the purpose of generating additional income and realized gains or reducing the Fund’s ownership of certain securities. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Funds has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

•	The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio

•

The Fund also may use various hedging and other risk management strategies to seek to manage various risks including market, credit and tail risks. Such hedging strategies would be utilized to seek to protect the value of the Fund’s portfolio, for example, against possible adverse changes in the market value of securities held in the portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes and entering into total return swap contracts.

Interest Rate Swaps. The Fund may utilize hedging techniques such as interest rate swaps to mitigate potential interest rate risk on any borrowings. Such interest rate swaps would principally be used to protect against higher costs on any borrowings resulting from increases in short-term interest rates. The majority of interest rate hedges would be interest rate swap contracts with financial institutions.

Use of Arbitrage and Other Derivative-Based Strategies. The Fund may use short sales, arbitrage and other strategies to try to generate additional return. As part of such strategies, the Fund may (i) engage in paired long-short trades to arbitrage pricing disparities in securities held in the Fund’s portfolio; (ii) purchase call options or put options; (iii) enter into total return swap contracts; or (iv) sell securities short. Paired trading consists of taking a long position in one security and concurrently taking a short position in another security within the same or an affiliated issuer. With a long position, the Fund purchases a stock outright; whereas with a short position, the Fund would sell a security that it does not own and must borrow to meet the Fund’s settlement obligations. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time the stock is sold and when the Fund replaces the borrowed security. A total return swap is a contract between two parties designed to replicate the economics of directly owning a security. The Fund may enter into total return swaps with financial institutions related to equity investments in certain master limited partnerships.

Other Risk Management Strategies. To a lesser extent, the Fund may use various hedging and other risk management strategies to seek to manage market risks. Such hedging strategies would be utilized to seek to protect against possible adverse changes in the market value of securities held in the Fund’s portfolio, or to otherwise protect the value of the Fund’s portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”), consistent with its investment objective and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as such fund’s asset size increases, which could reduce such fund’s returns. IPOs may not be consistently available to the Fund for investing. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase turnover and may lead to increased expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

The Fund may obtain leverage through borrowings in seeking its objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that the Fund may borrow an amount equal to as much as 33 1/3% of the value of its total assets (which represents 50% of net assets). The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

There can be no assurance that the Fund will achieve its objective.

The Board can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, any liquid asset segregated may not be used for other operational purposes, unless replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Portfolio

At any given time, the Fund’s portfolio will have some or all of the types of investments described below. A description of the Fund’s investment policies and restrictions and more information about the Fund’s portfolio investments are contained in this SAI and the prospectus.

Equity Securities of Master Limited Partnerships. The following summarizes in further detail certain features of equity securities of master limited partnerships. Also summarized below are certain features of i-shares, which represent an ownership interest issued by an MLP Affiliate. “MLP Affiliates” are affiliates of master limited partnerships substantially all of whose assets consist of units or ownership interests of an affiliated master limited partnership (which may include general partner interests, incentive distribution rights, common units and subordinated units) and are structured as C Corporations. MLP Affiliates are not treated as partnerships for federal income tax purposes.

Common Units. Common units represent a master limited partnership limited partner interest and may be listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of such master limited partnership. The Fund intends to purchase common units in market transactions as well as in primary issuances directly from the master limited partnership or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and, in most instances, have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units to the remaining assets of such master limited partnership, but are subordinated to debt and preferred units in the event of a liquidation.

Subordinated Units. Subordinated units are typically issued by master limited partnerships to their original sponsors, such as their management teams, corporate general partners, entities that sell assets to the master limited partnership, and outside investors such as the Fund. The Fund may purchase subordinated units from these persons as well as newly issued subordinated units from the master limited partnerships. Subordinated units have similar limited voting rights as common units and are generally not publicly traded. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors.

General Partner Interests. General partner interests of master limited partnerships are typically retained by their respective original sponsors, such as its management teams, corporate partners, entities that sell assets to the master limited partnership, and investors such as the Fund. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in such general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the master limited partnership. General partner interests receive cash distributions, typically 2% of the master limited partnership’s aggregate cash distributions. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the master limited partnership if the unitholders of the master limited partnership choose to remove the general partner, typically with a supermajority vote by the limited partners.

Incentive Distribution Rights (“IDRs”). Holders of IDRs are entitled to a larger share of the cash distributions after the distributions to common unit holders meet certain prescribed levels. IDRs are generally attributable to the holder’s other equity interest (typically a general partner interest and subordinated units) in the master limited partnership and permit the holder to receive a disproportionate share of the cash distributions above stated levels.

I-Shares. The Fund will directly invest in i-shares or other securities issued by MLP Affiliates. I-shares represent an ownership interest issued by an affiliated party of a master limited partnership. The MLP Affiliate uses the proceeds from the sale of i-shares to purchase limited partner interests in the master limited partnership in the form of i-units. I-units have similar features as common units in terms of voting rights, liquidation preference and distributions. However, rather than receiving cash, the MLP Affiliate receives additional i-units in an amount equal to the cash distributions received by the holders of the common units. Similarly, holders of i-shares will receive additional i-shares, in the same proportion as the MLP Affiliate’s receipt of i-units, rather than cash distributions. I-shares themselves have limited voting rights which are similar to those applicable to common units. The MLP Affiliate issuing the i-shares is structured as a corporation for federal income tax purposes and is not treated as a partnership for federal income tax purposes.

Equity Securities of Midstream Energy Infrastructure Companies and Other Energy Infrastructure Companies. Equity securities of Midstream Energy Infrastructure Companies and other Energy Infrastructure Companies consist of common equity, preferred equity and other securities convertible into equity securities of such companies. Holders of common shares are typically entitled to one vote per share on all matters to be voted on by shareholders. Holders of preferred equity can be entitled to a wide range of voting and other rights, depending on the structure of each separate security. Securities convertible into equity securities of Midstream Energy Infrastructure Companies generally convert according to set ratios into common shares and are, like preferred equity, entitled to a wide range of voting and other rights. These securities are typically listed and traded on U.S. securities exchanges or over-the-counter. The Fund intends to invest in equity securities of Midstream Energy Infrastructure Companies primarily through market transactions as well as primary issuances directly from such Companies or other parties in private placements.

Securities of Private Midstream Partnership and Private Midstream Energy Infrastructure Companies. The Fund’s investments in the equity securities of private Midstream MLPs and private Midstream Energy Infrastructure Companies will typically be made with the expectation that such assets will be contributed to a newly-formed MLP or sold to or merged with an existing MLP within approximately one to two years. The Fund expects that such companies will typically be partnerships structured like master limited partnerships. Fund investments will typically be common units and subordinated units of such entity.

Debt Securities of Energy Infrastructure Companies. The debt securities in which the Fund will invest provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred and payment-in-kind features. Certain debt securities are “perpetual” in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation. Because the risk of default is higher for below investment grade and unrated debt securities than for investment grade securities, the Advisor’s research and credit analysis is a particularly important part of making investment decisions on securities of this type. The Advisor will attempt to identify those issuers of below investment grade and unrated debt securities whose financial condition the Advisor believes is sufficient to meet future obligations or has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest coverage, fixed charges coverage, asset coverage, operating history, financial resources, earnings prospects and the experience and managerial strength of the issuer.

Salient Tactical Plus Fund

Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Board, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Investment Process

The Sub-Advisor’s investment begins with identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment process also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

Investment Types

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Segregation of Assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund must set aside liquid assets for cover purposes on a daily marked-to-market basis. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Sub-Advisor. The Sub-Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary Defensive Investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Salient Trend Fund

Investment Strategies

The Fund invests both long and short primarily in futures contracts, equities, debt instruments, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of the Salient MF Trust, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Momentum Strategy

The Advisor believes that momentum is:

•	a powerful factor with positive expected returns;

•	available across nearly every publicly-traded market;

•	a persistent return stream whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures, particularly global equities, held by most investors;

•	responsible for the majority of returns generated by many Commodity Trading Advisors (“CTAs”) who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary global markets targeted by the Advisor include:

•	Equities;

•	Commodities; and

•	Interest Rates (as reflected by government bond markets of developed countries).

In addition, at its discretion, the Advisor may target exposure to:

•	Currencies.

Investment Process

After the Advisor determines which global markets are appropriate for its momentum strategy, the Advisor utilizes proprietary systematic strategies to gain exposure to momentum by establishing a mixture of long and short positions in various markets, typically utilizing forward contracts and futures contracts. The Advisor generally causes the Fund to go long markets exhibiting recent upward price trends while going short those markets exhibiting recent downward trends. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized daily standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The Advisor may target a lower annualized standard deviation of returns in certain periods based on market conditions. The portfolio is rebalanced dynamically according to this framework.

The annualized daily return volatility of the Fund is a measure of the variation in the Fund’s return around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each investment and the correlations among each investment with the portfolio weighting of each investment.

By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance relative to the stated target variance. To date, the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: securities, forward contracts, currency forwards, swap agreements, equity futures, commodity futures, bond futures, individual stocks, exchange traded funds, exchange traded notes, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Trend Subsidiary. The Trend Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Trend Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Trend Subsidiary. Generally, the Trend Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Trend Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Trend Subsidiary may invest without limitation in commodity-linked derivatives, however, the Trend Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Trend Subsidiary, the Trend Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Trend Subsidiary and shares of the Trend Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Trend Subsidiary to the extent of the Fund’s investment in the Trend Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the aggregate notional amount attributable to individual contracts, or markets, or to the Fund’s portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

The following language is applicable to the Salient FF Funds.

The investment objective of each of the Salient FF Funds (except the Allocation Funds, Salient US Dividend Signal Fund, and Salient Select Opportunity Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Salient FF Fund may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Salient FF Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment objectives of the Allocation Funds, although non-fundamental and may be changed by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Salient US Dividend Signal Fund and Salient Select Opportunity Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the respective Fund and without prior shareholder notice. In addition, Salient Select Opportunity Fund may pursue its investment objectives by investing in the Fund’s Subsidiary. The Subsidiary is advised by Salient Management and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Salient Select Opportunity Fund. The Subsidiary for the Salient Select Opportunity Fund may invest without limitation in restricted securities. The Salient Select Opportunity Fund and its Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Salient Select Opportunity Fund. By investing in the Subsidiary, the Salient Select Opportunity Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Salient Select Opportunity Fund and are subject to the same risks that apply to similar investments if held directly by the Salient Select Opportunity Fund. See below under “Additional Investment Techniques and Risks – Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Salient Select Opportunity Fund’s Subsidiary.

The following Funds have names which suggest a focus on a particular type of investment: Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted an investment policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy covered by Rule 35d-1.

For purposes of a Fund’s policy to invest 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

INVESTMENT RESTRICTIONS

All percentage restrictions referenced in this SAI or the prospectuses of the Funds are measured at the time of investment, whether or not the particular percentage restriction uses such language. If a percentage restriction on investment or use of assets discussed in this SAI or any prospectus related to the Funds is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

Each Fund’s fundamental policies listed below shall not be changed without an affirmative vote of a majority of the Fund’s voting securities, which means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

When submitting an investment restriction change to the holders of a Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other series of the applicable Trust affected by the matter; and (2) the vote of a majority of the outstanding voting securities of the applicable Trust as a whole.

No other policy, including a Fund’s investment objective, is a fundamental policy.

The following language is applicable to the Salient MF Funds.

To the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders, or other guidance provided by the SEC or its staff, each Salient Fund:

1.

Can borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2.	Salient Adaptive Growth Fund, Salient Trend Fund and Salient Tactical Plus Fund:

Cannot invest 25% or more of the value of its total assets in the securities of issuers in any single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and each Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if a Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if a Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration policy of the underlying investment companies for purposes of determining compliance with its own concentration policy.

Salient MLP & Energy Infrastructure Fund:

Will invest 25% or more of the value of its total assets in the securities of issuers in the energy and energy infrastructure industries; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

3.

Cannot act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

4.

Cannot purchase or sell real estate except insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

5.	Can make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6.

Cannot make a direct purchase or sale of physical commodities and commodity contracts, except: (a) insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein; and (b) it may: (i) enter into futures contracts and options thereon in accordance with applicable law; and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Salient MF Funds will not consider stock index, currency and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy.

As a non-fundamental and additional policy, each Salient Fund may pursue the investment program through one or more subsidiary vehicles. The establishment of such vehicles and a Fund’s utilization thereof is wholly within the discretion of the Board. To the extent applicable to the investment activities of a Fund’s respective subsidiary, the subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.

With respect to these policies and other policies and investment restrictions described herein (except each Fund’s fundamental policies on borrowings and the issuance of senior securities), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Fund’s total assets, unless otherwise stated, will not constitute a violation of such policy or restriction.

The following language is applicable to the Salient FF Funds.

Fundamental Investment Restrictions of the Allocation Funds

As a matter of fundamental policy:

1.

With respect to 75% of its total assets, each Allocation Fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government Securities”) or securities of other investment companies) if as a result: (i) more than 5% of an Allocation Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) an Allocation Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of an Allocation Fund’s assets after the time of purchase do not affect the aforementioned calculations.

2.

Each Allocation Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. With respect to this restriction, in accordance with each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses, each Allocation Fund may invest more than 25% of its assets in any one underlying Salient FF Fund. Each Allocation Fund treats the assets of the underlying Salient FF Fund in which it invests as its own for purposes of this restriction.

3.	Each Allocation Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.	Each Allocation Fund may not purchase or sell commodities or commodities contracts.

The Allocation Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit an Allocation Fund, subject to the Allocation Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Allocation Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Allocation Fund may not underwrite the securities of other issuers, except to the extent that an Allocation Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

Other Investment Restrictions of the Allocation Funds

In addition to the fundamental investment restrictions listed above, the Allocation Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Allocation Funds

1.	Each Allocation Fund will not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities.

2.

Each Allocation Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.

Each Allocation Fund will not purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

Fundamental Investment Restrictions of the Salient US Dividend Signal Fund and Salient Select Opportunity Fund

As a matter of fundamental policy:

1.

Each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result more than 25% of a Fund’s total assets, taken at market value at the time of investment, would be invested in the securities of issuers whose principal business activities are in the same industry.

2.	Each Fund may not issue senior securities or borrow money, except to the extent permitted under applicable securities laws.

3.	Each Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

4.	Each Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations promulgated thereunder, and any applicable exemptive relief.

5.

Each Fund may not act as an underwriter of securities of other issuers, except to the extent that a Fund may be considered an underwriter under applicable securities laws in the disposition of portfolio securities or in the purchase of securities directly from the issuer thereof.

6.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this policy shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or in securities of issuers engaged in the real estate business.

Other Investment Restrictions of the Salient US Dividend Signal Fund and Salient Select Opportunity Fund

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Salient US Dividend Signal Fund and Salient Select Opportunity Fund

Each Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Additional Fund Policies of the Salient US Dividend Signal Fund and Salient Select Opportunity Fund

For purposes of the Funds’ policy regarding concentration in a particular industry under Fundamental Investment Restriction 1 above, with respect to a Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Funds’ policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 2 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 3 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

Fundamental Investment Restrictions of the Salient FF Funds (other than the Allocation Funds, Salient US Dividend Signal Fund and Salient Select Opportunity Fund)

As a matter of fundamental policy:

1.

With the exception of the Salient Tactical Muni & Credit Fund, Salient EM Infrastructure Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, and Salient Select Income Fund, with respect to 75% of its total assets, each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations. The Salient Select Opportunity Fund, Salient Tactical Muni & Credit Fund, and Salient International Real Estate Fund have each elected to qualify as non-diversified series of the Salient FF Trust.

2.

With the exception of the Salient EM Infrastructure Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, and Salient Select Income Fund, each Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. The Salient EM Infrastructure Fund will invest its assets such that more than 25% of the Fund’s total assets will be invested in the securities of issuers in the infrastructure industry. The Salient International Real Estate Fund, Salient Real Estate Fund, Salient Tactical Real Estate Fund, and Salient Select Income Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry.

3.	Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.

4.	Each Fund may not purchase or sell commodities or commodities contracts.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

5.	Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

6.

Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with the investment in other investment companies.

7.

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).

8.

With the exception of the Salient EM Infrastructure Fund, Salient International Real Estate Fund, Salient Tactical Real Estate Fund, Salient Select Income Fund, Salient Tactical Growth Fund, and Salient Adaptive US Equity Fund, each Fund may not purchase securities on margin, except for short-term credits necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with certain “covered” transactions such as options, futures, options on futures and short positions.

Other Investment Restrictions of the Salient FF Funds (other than the Allocation Funds, Salient US Dividend Signal Fund and Salient Select Opportunity Fund)

In addition to the fundamental investment restrictions listed above, the Funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions of the Salient FF Funds (other than the Allocation Funds, Salient US Dividend Signal Fund and Salient Select Opportunity Fund)

Each Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Non-Fundamental Investment Restriction of the Salient International Small Cap Fund

The maximum draw of the credit line of the Fund may not exceed 20% of the Fund’s total assets, as measured at the time of the use of the credit line.

Additional Fund Policies of the Salient FF Funds (other than the Allocation Funds, Salient US Dividend Signal Fund and Salient Select Opportunity Fund)

For purposes of the Fund’s policy regarding concentration in a particular industry under Fundamental Investment Restriction 2 above, with respect to the Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Fund’s policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 3 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

Additional Fund Policies of the Salient FF Funds (other than the Allocation Funds, Salient US Dividend Signal Fund and Salient Select Opportunity Fund)

For purposes of the Fund’s policy regarding concentration in a particular industry under Fundamental Investment Restriction 2 above, with respect to the Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Fund’s policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 3 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Bank Obligations Risk

Certain Funds may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing Risk

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code. In addition, certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the respective Fund’s Advisor or Sub-Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s net asset value (“NAV”) per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed- delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. Such a transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The Funds’ holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Cash and Cash Equivalents Risk

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commercial Paper and Variable Amount Demand Master Notes Risk

A Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper (e.g., banks or corporations).

The distinct difference between commercial paper and variable amount demand master notes is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, variable amount demand master notes are issued by a bank or corporation and liquidated on demand. Further, there is no secondary market for variable amount demand master notes. Typically the issuance of a variable amount demand master note consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

In selecting commercial paper and other corporate obligations for investment by a Fund, the Advisor and/or a Fund’s sub-advisor also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Advisor and/or a Fund’s sub-advisor will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless the Advisor and/or a Fund’s sub-advisor determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Commodities Risk

Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Commodity-Linked Securities Risk

A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. A Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Advisor seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on a Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Conflicts of Interest of the Advisors

Conflicts of interest may arise because the Advisors and their affiliates generally carry on substantial investment activities for other clients in which the Funds will have no interest. The Advisors or their affiliates may have financial incentives to favor certain of such accounts over the Funds. Any of their proprietary accounts and other customer accounts may compete with the Funds for specific trades. The Advisors or their affiliates may buy or sell securities for a Fund which differ from securities bought or sold for other accounts and customers, although their investment objectives and policies may be similar to those of a Fund. Situations may occur when a Fund could be disadvantaged because of the investment activities conducted by the Advisors or their affiliates for their other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for a Fund and the other accounts, thereby limiting the size of a Fund’s position, or the difficulty of liquidating an investment for a Fund and the other accounts where the market cannot absorb the sale of the combined position.

With respect to the Salient MLP & Energy Infrastructure Fund, the Fund’s investment opportunities may be limited by affiliations of Salient Capital or its affiliates with MLPs, Energy Infrastructure Companies and Other Energy Companies. In addition, to the extent that Salient Capital sources and structures private investments in MLPs, Energy Infrastructure Companies or Other Energy Companies, certain employees of Salient Capital may become aware of actions planned by these companies, such as acquisitions, that may not be announced to the public. Although Salient Capital maintains procedures to ensure that any material non-public information available to certain Salient Capital employees not be shared with those employees responsible for the purchase and sale of publicly traded securities, it is possible that the Funds could be precluded from investing in a company about which Salient Capital has material non-public information.

Each Fund’s Advisor or Sub-Advisor, as applicable, also manages other funds that have investment objectives and strategies that are similar to and/or overlap with those of the Funds (collectively, “Affiliated Funds”). In particular, with respect to the Salient MLP & Energy Infrastructure Fund, certain Affiliated Funds invest in MLPs, Midstream MLPs, Energy Infrastructure Companies and/or Other Energy Companies. Furthermore, each Fund’s Advisor or Sub-Advisor may, at some time in the future, manage other investment funds with the same investment objective as the Fund. Investment decisions for the Funds are made independently from those of Advisors’ other clients; however, from time to time, the same investment decision may be made for more than one fund or account. When two or more clients advised by the Advisors or their affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold are allocated among the clients on a good faith equitable basis by the Advisors in their discretion in accordance with the clients’ various investment objectives and procedures adopted by the Advisors and approved by the Board. In some cases, this system may adversely affect the price or size of the position that a Fund may obtain. In other cases, however, the Funds’ ability to participate in volume transactions may produce better execution for the Funds.

Each Fund and its affiliates, including Affiliated Funds, may be precluded from co-investing in private placements of securities, including in any portfolio companies that the Advisors control. The Advisors will allocate private investment opportunities among their clients, including the Funds, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount of funds that each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an Affiliated Fund rather than to a Fund. The policies contemplate that the Advisors will exercise discretion, based on several factors relevant to the determination, in allocating the entirety, or a portion, of such investment opportunities to an Affiliated Fund, in priority to other prospectively interested advisory clients, including the Funds. In this regard, when applied to specified investment opportunities that would normally be suitable for the Funds, the allocation policies may result in certain Affiliated Funds having greater priority than the Funds to participate in such opportunities depending on the totality of the considerations, including, among other things, a Fund’s available capital for investment, its existing holdings, applicable tax and diversification standards to which a Fund may then be subject and the ability to efficiently liquidate a portion of its existing portfolio in a timely and prudent fashion in the time period required to fund the transaction.

The investment management fee paid to a Fund’s Advisor and/or Sub-Advisor is based on the value of the Fund’s assets, as periodically determined. A percentage of the Fund’s assets may be illiquid securities acquired in private transactions for which market quotations will not be readily available. Although the Fund has adopted valuation procedures designed to determine valuations of illiquid securities in a manner that reflects their fair value, there typically is a range of prices that may be established for each individual security. Senior management of the Fund’s Advisor, the Board, the Advisor’s Valuation Committee, and a third-party valuation firm participate in the valuation of its securities. See “Net Asset Value.”

Convertible Securities Risk

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the opinion of the Advisor and/or a Fund’s sub-advisor. Certain Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the- counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Funds, the Funds must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Funds may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Funds.

Credit Risk

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of a Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if a Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to gain exposure to a particular currency or currencies as a part of the Funds’ investment strategies, when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Advisor or Sub- Advisor, as appropriate, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty. Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund’s performance may be adversely affected as the Advisor or the Sub-Advisor may be incorrect in its forecasts of market value and currency exchange rates.

Cybersecurity Risk

The use of technology has become more prevalent in the Funds’ management and operations. As a result, the Funds have become more susceptible to risks associated with breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption and/or destruction, or lose operational capacity. Cybersecurity breaches may involve unauthorized access to the Funds’ digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). A cybersecurity breach may result in financial losses to the Funds; the inability of the Funds to process transactions or conduct trades; delays or mistakes in materials provided to shareholders or the calculation of Funds’ net asset values; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. In addition, the foregoing risks may adversely impact the Investment Advisor, the distributor and other service providers to the Funds, as well as financial intermediaries, companies in which the Funds invest and parties with which the Funds do business, which could result in losses to the Funds and shareholders and disruptions to the conduct of business between the Funds, shareholders, the Funds’ service providers and/or financial intermediaries.

Cybersecurity breaches of the Funds’ third party service providers or issuers that the Funds invest in can also subject the Funds to many of the same risks associated with direct cybersecurity breaches. While measures have been developed that are designed to reduce cybersecurity risks, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Funds transact, including companies in which the Funds invest.

Debt Instruments Risk

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such instruments generally declines. These changes in market value will be reflected in a Fund’s net asset value and could also impact the amount of income a Fund generates through debt investments. The rate of interest on a corporate debt instrument may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities Risk.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt instrument may repay principal prior to an instrument’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected instruments, making them more sensitive to interest rate changes and making a Fund’s net asset value more volatile.

Certain Funds may invest in debt instruments that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Advisor and/or a Fund’s sub-advisor. Such debt instruments may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt instruments such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt instruments may be acquired with warrants attached. Corporate income-producing instruments may also include forms of preferred or preference stock. Investments in corporate debt instruments that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt instrument satisfies a Fund’s minimum rating requirement when purchased, a subsequent downgrade does not require the sale of the instrument, but the Advisor and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the instrument.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt instruments (commonly referred to as “junk bonds”) and unrated debt instruments generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the instruments. In addition, the markets in which low-rated and unrated debt instruments are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt instruments may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt instruments, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt instruments, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated instruments. In addition, the use of credit ratings as the sole method of evaluating low-rated instruments can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated instruments. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the instrument was most recently rated.

Low-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt instruments have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt instruments prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt instruments. If the issuer of low-rated debt instruments defaults, a Fund may incur additional expenses seeking recovery.

Depositary Receipts Risk

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Derivatives Risk

Certain Funds may purchase and write call and put options on securities, securities indices and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indices. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will segregate or “earmark” assets determined to be liquid by the Advisor and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors. If the Advisor and/or a Fund’s sub-advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss. In addition, while the use of derivatives for hedging purposes can reduce losses, it can also reduce or eliminate gains, and hedges are sometimes subject to imperfect matching between the derivative and security it is hedging, which means that a hedge might not be effective. A Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Privately negotiated derivatives typically may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Investment in futures-related and commodity-linked derivatives may subject a Fund to additional risks, and in particular may subject a Fund to greater volatility than investments in traditional securities. The value of futures-related and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Code.

Dividend-Harvesting Strategy Risk

A dividend-harvesting strategy is an income-producing strategy in which a particular security that is expected to pay a dividend in the near-term is purchased, the security is held until its dividend is paid, and then the security is sold in order to purchase another security about to pay a dividend.

Duration Risk

Duration is one of the fundamental tools used by the Advisor and/or a Fund’s sub-advisor in security selection for certain Funds. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately 3% with a 1% change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A Fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every 1% change in interest rate, a Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).

Emerging Market and Frontier Market Risk

Each Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed below relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.

Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Energy Company Risk

Certain risks inherent in investing in energy and Energy Companies (including MLPs, Energy Infrastructure Companies and Other Energy Companies) include the following:

Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution or a sustained decline in demand for such commodities, may adversely impact the financial performance of Energy Companies and Energy Infrastructure Companies. Energy Companies and Energy Infrastructure Companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including economic conditions, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, among others.

Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. Many Energy Companies and Energy Infrastructure Companies are either engaged in the production of natural gas, natural gas liquids, crude oil, or coal, or are engaged in transporting, storing, distributing and processing these items and refined products on behalf of the owners of such commodities. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. The financial performance of Energy Companies and Energy Infrastructure Companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company or Energy Infrastructure Company fails to add reserves by acquiring or developing them, its reserves and production will decline over time as they are produced. If an Energy Company or Energy Infrastructure Company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.

Reserve Risks. Energy Companies and Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities are subject to the risk that the quantities of their reserves are overstated, or will not be produced in the time periods anticipated, for a variety of reasons including the risk that no commercially productive amounts of such energy commodities can be produced from estimated reserves because of the curtailment, delay or cancellation of production activities as a result of unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements and cost of, or shortages or delays in the availability of, drilling rigs and other equipment, and operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering and pollution.

Regulatory Risk. Energy Companies and Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how and where wells are drilled, (iii) how services are provided, (iv) environmental and safety controls, and, in some cases (v) the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies.

Commodity Pricing Risk. The operations and financial performance of Energy Companies and Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Companies and Energy Infrastructure Companies which own the underlying energy commodity or receive payments for services that are based on commodity prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one energy commodity relative to the price of another energy commodity (i.e., the price of natural gas relative to the price of natural gas liquids). Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for Energy Companies and Energy Infrastructure Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. In addition to the volatility of commodity prices, extremely high commodity prices may drive further energy conservation efforts which may adversely affect the performance of Energy Companies and Energy Infrastructure Companies.

Acquisition Risk. The ability of Energy Companies and Energy Infrastructure Companies to grow operating cash flow and increase such company’s enterprise value can be highly dependent on their ability to make accretive acquisitions. In the event that Energy Companies and Energy Infrastructure Companies are unable to make such acquisitions because they are unable to identify attractive acquisition candidates and negotiate acceptable purchase contracts, because they are unable to raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth will be limited. Furthermore, even if Energy Companies or Energy Infrastructure Companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in operating cash flow or a decrease in enterprise value. Any acquisition involves risks, including, among other things: mistaken assumptions about revenues and costs, including synergies; the assumption of unknown liabilities; limitations on rights to indemnity from the seller; the diversion of management’s attention from other business concerns; unforeseen difficulties operating in new product or geographic areas; and customer or key employee losses at the acquired businesses.

Affiliated Party Risk. Certain Energy Companies and Energy Infrastructure Companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by such company’s parents or sponsors to satisfy their payments or obligations would impact such company’s revenues and operating cash flows and ability to make interest payments and/or distributions.

Catastrophe Risk. The operations of Energy Companies and Energy Infrastructure Companies are subject to many hazards inherent in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing natural gas, natural gas liquids, crude oil, refined products, coal or electricity, including: damage to pipelines, storage tanks, plants or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; well blowouts; leaks of such energy commodities; fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations. Not all Energy Companies or Energy Infrastructure Companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the Energy Company’s or Energy Infrastructure Company’s operations and financial condition.

The Funds expect that insurance premiums to operate certain assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity may increase due to operational risks (such as the Macondo oil spill in the Gulf of Mexico in 2010). Further increased government regulations to mitigate such catastrophe risk could increase insurance and other operating costs for Energy Infrastructure Companies and adversely affect the financial performance of such companies.

Terrorism/Market Disruption Risk. Terrorist attacks may have a disruptive effect on the economy and the securities markets. Global events, including particularly in the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets. Assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity could be direct targets, or indirect casualties, of an act of terror. The U.S. government has issued warnings that such assets, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.

Weather Risk. Extreme weather conditions, such as hurricanes, (i) could result in substantial damage to the facilities of certain Energy Companies and Energy Infrastructure Companies located in the affected areas, (ii) significantly increase the volatility in the supply of energy commodities and (iii) adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies, and could therefore adversely affect their securities. The damage done by extreme weather also may serve to increase many insurance premiums paid by Energy Companies and Energy Infrastructure Companies and could adversely affect such companies’ financial condition.

Master Limited Partnership Risks. An investment in master limited partnership units involves certain risks which differ from an investment in the securities of a corporation. Holders of master limited partnership units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in master limited partnership units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

Equity Securities Risk

Certain Funds may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, private investments in public equities, depositary receipts, warrants and equity participations.

Common stock represents an equity or ownership interest in a company. This interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

In addition, each Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Medium Capitalization Stocks Risk”).

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Exchange-Traded Funds (“ETFs”) Risk

Certain Funds may invest in shares of ETFs. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or New York Stock Exchange. ETFs are priced continuously and trade throughout the day. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself;

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities.

The value of shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, should, under normal circumstances, closely track the value of the underlying component stocks. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. A Fund’s investment in ETFs will be subject to the risks of investing in the ETFs’ underlying securities.

In connection with its investment in ETF shares, a Fund will incur various costs. A Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, a Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depositary Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage. Trading in leveraged ETFs can be relatively illiquid, which means that they may be hard to purchase or sell at a fair price.

Exchange-Traded Notes (“ETNs”) Risk

Each Fund may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or the entire amount invested.

ETFs and ETNs Risk

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Leveraged ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Leveraged ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. The market value of ETF or ETN shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its net asset value.

Foreign Currencies Risk

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. dollar. Exchange rates fluctuate for a number of reasons.

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund’s net asset value as expressed in U.S. dollars should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Foreign Currency Transactions Risk

Certain Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps, and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Certain Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies, as well as to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. Although foreign exchange dealers typically do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships. Eventually some but not all forward contracts will be centrally-cleared and exchanged-traded. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk-free. A Fund will segregate or “earmark” assets determined to be liquid by the Advisor and/or the Fund’s sub-advisor, in accordance with procedures established by the Board of Trustees, to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Certain Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency may constitute only a partial hedge, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Forwards, Futures, Swaps and Options Risk.”

Certain Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be segregated or “earmarked.” The Advisor and/or a Fund’s sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make.

While certain Fund portfolio managers are authorized to hedge against currency risk, they are not required to do so. Furthermore, certain Funds’ sub-advisors generally choose, in accordance with their investment philosophies, not to hedge currency exposure.

Forwards, Futures, Swaps and Options Risk

As described below, each Fund may purchase and sell in the U.S. or abroad futures contracts, put and call options, forward contracts, swaps and options on securities, swaptions, futures, broadly-based stock indices and currencies. In the future, a Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the Fund’s investment objectives, and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

Each Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge a Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund’s exposure to the securities market.

Special Risk Factors Regarding Forwards, Futures, Swaps and Options

Transactions in derivative instruments (e.g., futures, options, forwards, swaps, and swaptions) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. Each Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund’s assets.

OTC derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that an Advisor’s or Sub-Advisor’s use of derivative instruments will be advantageous to a Fund.

Regulatory Matters Regarding Forwards, Futures, Swaps and Options

With respect to the Salient Adaptive Income Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient MLP & Energy Infrastructure Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund, the respective Advisor of each fund has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under CFTC Regulation 4.5 under the Commodity Exchange Act (“CEA”). As such, the Salient Adaptive Income Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient MLP & Energy Infrastructure Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund are not currently subject to registration or regulation as a commodity pool under the CEA.

The Salient Adaptive Balanced Fund, Salient Adaptive Growth Fund, Salient Adaptive US Equity Fund, Salient Tactical Plus Fund, and Salient Trend Fund are each subject to regulation by the CFTC as commodity pools, and each fund’s respective Advisor is registered with the CFTC as a commodity pool operator with respect to each of these Funds, and the Sub-Advisor Broadmark is registered with the CFTC as a commodity trading advisor with respect to the Salient Tactical Plus Fund.

The CFTC has adopted final regulations designed to harmonize the obligations of registered CPOs for commodity pools that are also registered as investment companies under the 1940 Act (the “Harmonization Rules”). Under the Harmonization Rules, the CFTC generally will accept the SEC’s disclosure, reporting, and recordkeeping regime as “substituted compliance” for substantially all of the CFTC’s regulations as long as the CPO complies with applicable requirements under the SEC’s statutory and regulatory compliance regime to which it or the pool is already subject. The Advisors intend to operate Salient Adaptive Balanced Fund, Salient Adaptive Growth Fund, Salient Adaptive US Equity Fund, Salient Tactical Plus Fund, and Salient Trend Fund in compliance with the CFTC’s Harmonization Rules. Historically, the CFTC has mandated that CPOs keep required records at their main business office. The Harmonization Rules provide relief to CPOs by permitting them to maintain books and records with certain third parties, rather than at the main business office, subject to certain conditions. One of these conditions requires the Fund to disclose the location of the Fund’s books and records. Such information is included in the Fund’s registration statement.

Transactions in futures and options by the Funds are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of futures or options which a

Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by its Advisor or Sub-Advisor (or an advisor that is an affiliate of the Fund’s Advisor and/or Sub-Advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Forward Contracts

A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are highly leveraged and highly volatile, and a relatively small price movement in a forward contract may result in substantial losses to a Fund. To the extent a Fund engages in forward contracts to generate total return, the Fund will be subject to these risks.

Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved. By contrast, futures contracts are generally standardized and futures exchanges have central clearinghouses which keep track of all positions.

Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange as one can with respect to a futures contract. Absent contractual termination rights, a Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.

Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.

Futures Contracts

U.S. futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

There are several risks in connection with the use of futures by the Funds. In the event futures are used by a Fund for hedging purposes, one risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor or Sub-Advisor. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by its Advisor or Sub-Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

Each Fund may also use futures to attempt to gain exposure to a particular market, index or instrument or for speculative purposes to increase return. One or more markets, indices or instruments to which a Fund has exposure through futures may go down in value, possibly sharply and unpredictably. This means the Funds may lose money.

With respect to futures contracts that are not contractually required to “cash-settle,” the Funds must cover their open positions by designating or segregating on its records cash or liquid assets equal to the contract’s full, notional value. With respect to futures that are contractually required to “cash-settle,” however, a Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Each Fund may contractually agree to close positions prior to physical settlement and/or otherwise agree to avoid non-cash settlement.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor or Sub-Advisor, as applicable, may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin (as described below).

In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures

Each Fund may invest in stock index futures. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, each Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by a Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Futures Contracts on Securities

Each Fund may purchase and sell futures contracts on securities. A futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts on securities by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. A Fund may close out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss. Similarly, a Fund may close out of a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

Swap Agreements

Each Fund may enter into interest rate, total return, equity and other swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Some swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, the Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets in accordance with SEC staff positions on the subject.

Forms of swap agreements also include cap, floor and collar agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

Each Fund’s use of swap agreements may not be successful in furthering its investment objective, as its Advisor or Sub-Advisor, as appropriate, may not accurately predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such instruments are determined to be illiquid, then the Fund will limit its investment in these instruments subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit the Fund’s ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Default Swap Agreement (“CDS”) and Credit Default Index Swap Agreement Risk (“CDX”)

The Funds do not currently intend to, but could in the future enter into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” in order to gain exposure to the credit risk of U.S. and non-U.S. fixed income securities and sovereign debt, as well as mortgage-backed securities. The Funds may also be a “buyer” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit default swap agreements or similar instruments may have as reference obligations one or more securities that are not then held by the involved Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. Except as noted in the next sentence, with respect to credit default swap agreements that are contractually required to cash settle, a Fund sets aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap. For credit default swap agreements that are contractually required to physically settle, a Fund sets aside the full notional value of such contracts. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. If a Fund is a buyer and no credit event occurs, the Fund’s net cash flows over the life of the contract will be the initial up-front amount paid or received minus the sum of the periodic payments made over the life of the contract. However, if a credit event occurs, the Fund may elect to receive a cash amount equal to the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Advisor or Sub-Advisor, as appropriate, does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.

Equity Swaps

An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component (“asset”) during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Equity swap contracts may be structured in different ways. For example, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, the Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock.

Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when a Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, the Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover a Fund’s current obligations (or are otherwise covered as permitted by applicable law), the Fund and its Advisor or Sub-Advisor, as appropriate, believe that these transactions do not constitute senior securities under the Act.

Equity swaps are derivatives and their value can be very volatile. To the extent that a Fund’s Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Total Return and Interest Rate Swaps

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

When-Issued and Forward Commitment Securities (Salient MLP & Energy Infrastructure Fund)

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Fund’s Advisor or Sub-Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor or Sub-Advisor’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Hedging Risk

Each Fund’s Advisor or Sub-Advisor, as appropriate, from time to time, may employ various hedging techniques. The success of a Fund’s hedging strategy will be subject to its Advisor’s or Sub-Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to its Advisor’s or Sub-Advisor’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Advisor or Sub-Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. Each Fund’s Advisor or Sub-Advisor may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Advisors or Sub-Advisor may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Hybrid Instruments Risk

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative instruments with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodity Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, a Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have more than 10% non-qualifying income.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ shares and Distributions declines.

Infrastructure-Related Investments Risk

Certain Funds may invest in the securities of infrastructure-related companies. (The Salient EM Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

Initial Public Offering (“IPO”) Holding Risk

IPO holding is the practice of participating in an IPO with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a Fund can participate. Even when a Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

International Sanctions Risk

From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, a Fund will be indirectly subject to those risks.

Investment in Foreign and Developing Markets Risk

A Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the U.S., but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Furthermore, securities in which a Fund invests may be held in foreign banks and securities depositories, which may be recently organized and subject to limited or no regulatory oversight.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; (viii) currency fluctuations; and (ix) the contagious effect of market or economic setbacks in one country on another developing country.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Investments in foreign securities and deposits with foreign banks or foreign branches of U.S. banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), government approval for the repatriation of investment income, capital, or the sale of securities, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic, and economic developments that could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security. The Funds will treat investments that are subject to repatriation restrictions of more than seven days as illiquid securities.

European Economic Risk. European financial markets have recently experienced volatility and have been adversely affected by concerns about rising government debt levels, credit rating downgrades, and possible default on or restructuring of government debt. These events have affected the value and exchange rate of the euro, which subjects a Fund’s investments tied economically to Europe or the euro to additional risks. Investing in euro-denominated (or other European currency-denominated) securities also entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. The governments of several member countries of the European Union (EU) have experienced large public budget deficits, which have adversely affected the sovereign debt issued by those countries and may ultimately lead to declines in the value of the euro.

It is possible that EU member countries that have already adopted the euro could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets are impossible to predict, but are likely to be negative and may include, but are not limited to: (i) flight of capital from perceived weaker countries to stronger countries in the EU; (ii) default on the domestic debt of any exiting country; (iii) collapse of the domestic banking system of any exiting country; (iv) seizure of cash or assets in the effected countries; (v) imposition of capital controls that may discriminate in particular against foreigners’ asset holdings; and (vi) political or civil unrest. The exit of any country out of the EU would likely have an extremely destabilizing effect on all EU member countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency and there may be operational difficulties related to the settlement of trades of euro-denominated holdings.

Investing through Stock Connect. Certain Funds may invest in eligible securities (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect Securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect Securities are generally subject to the People’s Republic of China (“PRC”) securities regulations and SSE listing rules, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect Program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Funds. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect is in its initial stages. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.

Investments in a Wholly-Owned Subsidiary Risk (Salient Adaptive Growth Fund, Salient Select Opportunity Fund and Salient Trend Fund)

The Salient Adaptive Growth Fund, Salient Select Opportunity Fund, and Salient Trend Fund each may invest in that specific Fund’s Subsidiary. Each Subsidiary is a company organized under the laws of the Cayman Islands, and each is overseen by its own board of directors. Each Fund is currently the sole shareholder of the applicable Subsidiary. Although each Fund may invest in restricted securities directly, each Fund may also gain exposure to these securities indirectly by investing in the Fund’s Subsidiary. To the extent that a Fund invests in its Subsidiary, it may be subject to the risks associated with restricted securities, which are discussed elsewhere in each Fund’s prospectus and this SAI.

None of the subsidiaries are investment companies registered under the 1940 and, unless otherwise noted in a Fund’s prospectus and this SAI, they are not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as described in each Fund’s prospectus and this SAI and could negatively affect a Fund and its shareholders.

Investments in Underlying Funds Risk

The Allocation Funds invest substantially all or a significant portion of their assets in underlying Funds. Please see each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses for a description of the asset allocation strategies and general investment policies of each Fund. In some cases, the Allocation Funds may be the predominant or sole shareholders of a particular underlying Fund. As such, investment decisions made with respect to the Allocation Funds could, under certain circumstances, negatively impact the underlying Funds.

For instance, the Allocation Funds may purchase and redeem shares of an underlying Fund as part of a reallocation or rebalancing strategy, which may result in the underlying Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an underlying Fund’s transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains.

Additionally, as the Allocation Funds may invest substantially all or a significant portion of their assets in underlying Funds, the underlying Funds may not acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, thus limiting the underlying Funds’ investment flexibility.

Leverage Risk

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the Fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed- delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a Fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by the Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. The Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Liquidity Management Practices Risk

Certain Funds may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. The percentage of net assets of which a Fund may enter into a Letter of Credit or Line of Credit arrangement are limited to the extent permitted by the 1940 Act and rules and interpretations thereunder.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. In the case of a Line of Credit arrangement, the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor or the Sub-Advisor, as applicable, believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Loan Participations and Assignments Risk

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Restricted and Illiquid Securities Risk” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

In addition, loan investments are subject to a number of other risks, including but not limited to the following: (1) non-payment of interest and/or principal; (2) to the extent a loan is collateralized, a decline in the value of collateral and difficulty or delay in obtaining or selling collateral in the event of the borrower’s default or bankruptcy; (3) lack of publicly available information about borrowers; and (4) the highly speculative nature of indebtedness of companies with poor creditworthiness, including the risk that companies will never pay off their indebtedness.

Manager Risk

Each Fund’s portfolio is subject to management risk because it is actively managed. Each Fund’s Advisor or Sub-Advisor, as appropriate, applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

Certain securities of other instruments in which a Fund seeks to invest may not be available in the quantities desired. In such circumstances, the Advisor or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

A Fund depends upon its Advisor’s and Sub-Advisor’s, as appropriate, key personnel for its future success and upon the Fund’s access to certain individuals and investments. In particular, each Fund depends on the diligence, skill and network of business contacts of its portfolio managers, who evaluate, negotiate, structure, close and monitor Fund investments. These individuals do not have long-term employment contracts with the Advisor or Sub-Advisor, although they do have equity interests and other financial incentives to remain with the Advisor and Sub-Advisor. Each Fund also depends on the senior management of its Advisor and Sub-Advisor, as appropriate. The departure of any of a Fund’s portfolio managers or the senior management of its Advisor or Sub-Advisor could have a material adverse effect on the Fund’s ability to achieve its investment objective. In addition, the Funds can offer no assurance that its respective Advisor or Sub-Advisor, as appropriate, will remain its investment advisor or sub-advisor or that a Fund will continue to have access to the Advisor’s or Sub-Advisor’s industry contacts and deal flow.

Margin Deposits and Cover Requirements for Futures Contracts Risk

Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, a Fund’s Advisor or Sub-Advisor, as appropriate, may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

When entering into a futures contract that must be cash settled, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into a futures contract that does not need to be settled in cash, a Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, a Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. The Fund may contractually agree to close positions prior to settlement and/or otherwise agree to avoid non-cash settlement.

Master Limited Partnership (“MLP”) Risk

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Money Market Instruments Risk

Certain Funds may invest in the following instruments which are commonly referred to as “money market instruments”:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the U.S. or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the U.S.; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, an denominated in U.S. dollars. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Advisor and/or a Fund’s sub-advisor.

Mortgage-Related and Other Asset-Backed Securities Risk

Certain Funds may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor and/or the Fund’s sub-advisor to correctly forecast interest rates and other economic factors.

Mortgage pass-through securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. Government Securities by a Fund, while other CMOs, even if collateralized by U.S. Government Securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests. Certain Funds will only invest in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA Certificates, FNMA or FHLMC or CMOs issued by FHLMC.

A real estate mortgage investment conduct (“REMIC”) must elect to be, and must qualify for treatment as such, under the Code. A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. Certain Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. A Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks.

Mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. A Fund may invest in other asset-backed securities that have been offered to investors. Each Fund will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally, the security will be treated as illiquid unless: (i) it is rated at least “BBB”/“Baa” or a comparable rating from another nationally recognized statistical ratings organization, (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

The yield characteristics of mortgage-related securities and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances.

Non-Diversification Risk

A Fund that is “non-diversified” is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non- diversified Fund must, however, comply with certain tax diversification tests. To satisfy the tax diversification tests, at least 50% of the value of the Fund’s total assets at the end of each quarter of the Fund’s taxable year must be represented by cash and cash items,

U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, or any two or more issuers that the Fund controls, and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Participation Notes (“P-Notes”) Risk

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which a Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, a Fund will incur transaction costs as a result of investment in P-Notes.

Preferred Stock Risk

Certain Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Private Investment Funds Risk

Certain Funds may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that a Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

In addition, preferred stock often has special redemption rights allowing issuers to redeem such securities at par earlier than scheduled. If these rights are exercised, a Fund may have to reinvest proceeds in less attractive securities. Among other risks described in the Fund’s prospectus and this SAI, the following issues are particularly associated with investments in preferred stock.

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Deferral and Omission of Distributions. Preferred stock may include features permitting or requiring the issuer to defer or omit distributions. Among other things, such deferral or omission may result in adverse tax consequences for a Fund.

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Limited Voting Rights. Preferred stock generally does not have voting rights with respect to the issuer unless dividends have been in arrears for certain specified periods of time. In the future, preferred stock may be offered with features different from those described above, and as such, may entail different risks. Over longer periods of time, certain types of preferred stock may become more scarce or less liquid as a result of legislative changes. Such events may result in losses to a Fund as the prices of securities it holds may be negatively affected. Revisions to bank capital requirements by international regulatory bodies, to the extent they are adopted in the United States, may also negatively impact the market for certain preferred stock.

Privately-Issued Stripped Securities Risk

Certain Funds may invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities. Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. government. Stripped securities may be more volatile than nonstripped securities.

Privatizations Risk

Certain Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Quantitative Strategy Risk

A quantitative strategy means that investments are selected based upon a customized group of proprietary models designed by a Fund’s advisor and/or sub-advisor. A model attempts to enhance returns, within defined risk parameters, relative to a benchmark by analyzing relevant market related information. The success of certain Funds’ principal investment strategies depends on the skill of the Fund’s advisor and/or sub-advisor in designing and using its analytical model as a tool for selecting investments.

Trading Judgment

The success of the proprietary valuation techniques and trading strategies employed by each Fund is subject to the judgment and skills of the Advisor and the research team that it oversees. Additionally, the trading abilities of the portfolio management team with regard to execution and discipline are important to the return of the Funds. There can be no assurance that the investment decisions or actions of the Advisor will be correct. Incorrect decisions or poor judgment may result in substantial losses.

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, the Advisor relies on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Obsolescence Risk

The Funds are unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the Advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result. The Advisor will continue to test, evaluate and add new models, as a result of which the existing models may be modified from time to time. Any modification of the models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification of the models or strategies on a Fund’s performance.

Crowding/Convergence

There is significant competition among quantitatively-focused managers, and the ability of the Advisor to deliver returns consistent with the Funds’ objectives and policies is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the Advisor’s models used for a Fund come to resemble those employed by other managers, the risk that a market disruption that negatively affects predictive models will adversely affect the Fund is increased, and such a disruption could accelerate reductions in liquidity or rapid repricing due to simultaneous trading across a number of funds in the marketplace.

Risk of Programming and Modelling Errors

The research and modelling process engaged in by the Advisor is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Advisor seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect a Fund’s performance and, depending on the circumstances, would generally not constitute a trade error under the Trust’s policies.

Involuntary Disclosure Risk

As further described in the prospectus, the ability of the Advisor to achieve its investment goals for a Fund is dependent in large part on its ability to develop and protect its models and proprietary research. The models and proprietary research and the Models and Data are largely protected by the Advisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer the Advisor’s Models and Data, and thereby impair the relative or absolute performance of a Fund.

Proprietary Trading Methods

Because the trading methods employed by the Advisor on behalf of the Funds are proprietary to the Advisor, a shareholder will not be able to determine any details of such methods or whether they are being followed.

Real Estate Securities and REITs Risk

Certain Funds may invest in the common and senior securities of real estate investment trusts (“REITs”) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The Salient International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions; legislative or regulatory changes; over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay their debt to the REIT when due. Equity REIT securities may be affected by changes in the value of the underlying property owned by the REIT and the ability of tenants to pay rent. In addition, REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of a Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income.

ReFlow Risk

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures are designed to address potential conflict of interest issues, and the Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Regulation S Securities Risk

A Fund may invest in equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States, pursuant to Regulation S under the 1933 Act (“Regulation S Securities”). Because Regulation S Securities are subject to legal or contractual restrictions on resale, these securities may be considered illiquid. Furthermore, as these securities are generally less liquid than registered securities traded on established secondary markets, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although Regulation S Securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Regulatory and Market Developments Risk

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could diminish or preclude a Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of a Fund’s portfolio holdings.

Repurchase Agreements Risk

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers, as well as other financial institutions which the Advisor and/or the Fund’s sub-advisor deems creditworthy under guidelines approved by the Board of Trustees. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor and/or a Fund’s sub-advisor.

Restricted and Illiquid Securities Risk

A Fund may invest in illiquid or restricted securities if the Advisor and/or the Fund’s sub-advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Advisor and/or the Fund’s sub-advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed- time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor and/or a Fund’s sub-advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements Risk

The Fund, subject to its investment strategies and policies, may enter into reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. The Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Risks of Owning Securities of Affiliates

From time to time, the Salient MLP Fund & Energy Infrastructure Fund may be deemed to “control” or may be an “affiliate” of one or more of the Fund’s portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if it owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if it owned 5% or more of its outstanding voting securities or any of Salient’s employees serves as a director of such company. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor and Sub-Advisor), principal underwriters and affiliates of those affiliates or underwriters.

There is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as limited partner interests of MLPs in which the Funds invest. As a result, it is possible that the SEC staff may consider that certain securities of limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act. In the absence of an applicable exemptive rule, such status could impact certain investment decisions.

In light of the ambiguity of the definition of voting securities, the Funds do not intend to treat any class of limited partner interests of MLPs that a Fund holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives the fund the de facto power to exercise a controlling influence over such MLP. The Funds believe this treatment is appropriate given that the general partner controls the MLP, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the MLP due to the size of an economic interest, the security holders have no control over the MLP.

There is no assurance that the SEC staff will not consider that other limited partnership securities that the Funds own and do not treat as voting securities are, in fact, voting securities for the purposes of Section 17 of the 1940 Act. If such determination were made, the Funds would be required to abide by the restrictions on “control” or “affiliate” transactions as proscribed in the 1940 Act. The Funds or any portfolio company that they control, and the Funds’ affiliates, may from time to time engage in certain of such transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain exemptive rules promulgated by the SEC.

There is no assurance that a Fund would be able to satisfy the conditions of these rules with respect to any particular eligible transaction, or even if a Fund were allowed to engage in such a transaction that the terms would be more or as favorable to the Fund or any company that the Fund controls as those that could be obtained in an arms length transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions that may be taken for the Funds or on the type of investments that the Funds could make.

Rule 144A Securities Risk

Certain Funds may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). the Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. the Advisor and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. the Advisor and/or a Fund’s sub-advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, the Advisor and/or a Fund’s sub-advisor must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Issued by Other Investment Companies Risk

Certain Funds may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act. Certain Funds may invest in affiliated and unaffiliated no-load, open-end money market funds and short-term bond funds for cash management purposes. By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies, and strategies as described in the prospectus. ETFs are discussed above in greater detail.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Securities Lending Risk

In order to generate additional income, certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage of the value of the Fund’s net assets under applicable laws and regulations, currently 33-1/3%. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government Securities or other liquid, high-grade debt securities, or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. A Fund may pay reasonable finders’ and custodial fees in connections with loans. In addition, a Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and a Fund will not lend its securities to any director, officer, employee, or affiliate of the Advisor, the Administrator or the distributor, unless permitted by applicable law.

Short Sale Risk

Each Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, a Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. A Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Funds will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. The Funds also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

In addition to the short sales discussed above, each Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

A Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

Small and Medium Capitalization Stocks Risk

Each Fund may invest its assets in the common stocks and other equity securities of small and medium capitalization companies with smaller market capitalizations. While the Advisor and Sub-Advisor, as appropriate, believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Sovereign Debt Risk

Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of a Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Sub-Advisor Risk

A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Structured Notes Risk

A Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A Fund may invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes a Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Structured Securities Risk

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

Swap Agreements Risk

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. The Funds may enter into swap agreements that are traded over-the-counter and swap agreements that are centrally-cleared and exchange-traded. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard over-the-counter swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into over-the-counter credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated or “earmarked” account consisting of assets determined to be liquid by the Advisor and/or the Fund’s sub-advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Advisor and/or the Fund’s sub-advisor to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Currently, some, but not all, interest rate swaps and credit default swaps are subject to central clearing. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty and the Fund’s counterparty on the swap agreement becomes the central counterparty. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain over-the-counter derivative contracts including interest rate swaps and credit default swaps. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts and increase market liquidity, exchange-trading and clearing would not make the contracts risk-free. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements and/or require a Fund to trade its swaps in its respective wholly-owned subsidiary. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. In addition, a Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

Tender Option Bonds Risk

Certain Funds may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates.

The holders of floating rate certificates have the benefit of the agreement of a credit worthy third party agent, such as a bank, broker-dealer or other financial institution, to remarket and/or purchase the floating rate certificates at face value upon tender by the holder. The agent receives periodic fees to remarket and provide liquidity for the floating rate certificates. As a result of this agreement, the holder of a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. The remarketing/liquidity agent normally will not be obligated to remarket or purchase tendered floating certificates in the event of certain defaults of the issuer of the municipal securities, a determination of taxability on the underlying municipal securities or a downgrading below agreed levels in the credit rating assigned to the underlying municipal securities. There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

These programs are intended to provide the holders of certificates with tax-exempt income at a variable rate. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to a remarketing agent at agreed-upon intervals. In the event of a failed remarketing, except in limited circumstances, a liquidity provider steps in to provide for the purchase of the certificates. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears first loss risk that the underlying bonds decline in value because of changes in market interest rates or for other reasons. Under the terms of such programs, both investor classes bear the risk of loss that would result from a payment default on the underlying bonds as well as from other potential, yet remote, credit or structural events. If the trust in a tender option bond program would fail to qualify as a partnership for federal income tax purposes, the trust could become subject to entity level tax and the certificate holders could receive taxable ordinary income.

Regulators recently finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and operate to require that such programs be restructured. In particular, when effective, these rules effectively will preclude banking entities from: (i) sponsoring or acquiring interests in the trusts used to hold a Municipal Bond in the creation of tender option bond trusts; and (ii) continuing to service or maintain relationships with existing programs involving such trusts to the same extent and in the same capacity as existing programs. At this time, the full impact of these rules is not certain, however, in response to these rules, industry participants have begun to explore various structuring alternatives for existing and new trusts. For example, under a new tender option bond structure, a Municipal Fund would structure and sponsor a tender option bond trust. As a result, a Municipal Fund would be required to assume certain responsibilities and risks as the sponsor of the tender option bond trust. Because of the important role that tender option bond programs play in the Municipal Bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the Municipal Bond market and the Municipal Funds. For example, as a result of the implementation of these rules, the Municipal Bond market may experience reduced demand or liquidity and increased financing costs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If a Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Obligations Risk

Obligations of certain agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by FHLMC, FNMA, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the U.S. Treasury.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Valuation Risk

Market prices may not be readily available for any restricted or unregistered investments in public companies or investments in private companies made by the Funds. The value of such investments will ordinarily be determined based on fair valuations pursuant to procedures adopted by the Board of Trustees. Restrictions on resale or the absence of a liquid secondary market may adversely affect a Fund’s ability to determine its net asset value. The sale price of securities that are not readily marketable may be lower or higher than a Fund’s most recent determination of their fair value. In addition, the value of these securities typically requires more reliance on the judgment of a Fund’s Advisor or Sub-Advisor than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, a Fund may not be able to realize these securities’ carrying value or may have to delay their sale in order to do so.

Value Style Risk

Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the companies’ true business values or because the Advisor misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Variable and Floating Rate Securities Risk

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. In particular, when interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. See “Mortgage-Related and Other Asset-Backed Securities Risk” for a discussion of IOs and POs.

If a Fund invests in inverse floaters, it will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Advisor and/or a Fund’s sub-advisor subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor and/or a Fund’s sub-advisor under guidelines approved by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Advisor and/or a Fund’s sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Warrants Risk

Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

When-Issued Securities and Firm Commitment Agreements Risk

Certain Funds may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate or “earmark” cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Zero-Coupon Securities Risk

Certain Funds may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues income on these securities prior to the receipt of cash payments. A Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

PORTFOLIO TRANSACTIONS

It is the policy of the Trust to obtain the best execution of the Funds’ investment portfolio transactions, if any, taking into account certain factors as set forth below.

The following language is applicable to the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Trend Fund.

Each Fund contemplates that, consistent with the policy of obtaining the best net result, any brokerage transactions may be conducted through affiliates of its Advisor. The Board has adopted procedures in conformity with Section 17(e) of the 1940 Act to ensure that all brokerage commissions paid to affiliates are fair and reasonable. Transactions for a Fund will not be effected on a principal basis with its Advisor, any of its affiliates, or other affiliates of the Fund (unless permitted under the 1940 Act). However, such entities may effect brokerage transactions for the Fund. These transactions would be effected in accordance with procedures adopted by a Fund pursuant to Section 17(e) of the 1940 Act and rules and regulations promulgated thereunder. Among other things, Section 17(e) and those procedures provide that, when acting as broker for a Fund in connection with the sale of securities to or by the Fund, its Advisor or its affiliates may receive compensation not exceeding: (i) the usual and customary broker’s commission for transactions effected on a national securities exchange; (ii) 2% of the sales price for secondary distributions of securities; and (iii) 1% of the sales price for other purchases or sales.

Each Fund will bear any commissions or spreads in connection with the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved, and other factors such as the broker-dealer’s risk in positioning the securities involved. While each Fund’s Advisor generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, each Fund’s Advisor seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, each Fund’s Advisor considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services. Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, however, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, each Fund’s Advisor will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

The following language is applicable to the Salient Tactical Plus Fund.

Subject to the general oversight of the Board and of the Advisor, the Sub-Advisor is responsible for purchasing and selling the Fund’s portfolio securities, selecting broker-dealers to effect portfolio transactions and negotiating brokerage commissions. Accordingly, the Sub-Advisor may establish securities accounts and/or process transactions through one or more securities brokerage firms. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Sub-Advisor to seek “best execution.” Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The Sub-Advisor considers a number of factors in selecting a broker-dealer to execute transactions and for determining the reasonableness of the broker-dealer’s compensation. Such factors include net price and the broker-dealer’s electronic execution capabilities, reputation, financial strength and stability, efficiency of execution and error resolution record and ability to offer other services. In selecting a broker-dealer to execute transactions, and in determining the reasonableness of the broker-dealer’s compensation, the Sub-Advisor is not required to solicit competitive bids, and does not have an obligation to seek the lowest available commission cost. To reduce or eliminate potential conflicts of interest, the Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker-dealer to execute the Fund’s portfolio transactions. The Sub-Advisor may, from time to time, receive research from broker-dealers in connection with the Sub-Advisor’s relationships with such broker-dealers. This research is not provided because the Sub-Advisor has committed to allocating Fund brokerage to such parties.

When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Sub-Advisor. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage, research and statistical services provided by the executing broker.

To the extent that such persons or firms supply investment information to the Sub-Advisor for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Sub-Advisor and, therefore, may have the effect of reducing the expenses of the Sub-Advisor in rendering advice to the Fund. While it is impracticable to place an actual dollar value on such investment information, its receipt by the Sub-Advisor probably does not reduce the overall expenses of the Sub-Advisor to any material extent.

The investment information that may be provided to the Sub-Advisor by brokers, as described above, is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Sub-Advisor’s own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund may effect securities transactions are used by the Sub-Advisor in carrying out its investment management responsibilities with respect to all its client accounts.

To the extent that research services of value are provided by broker-dealers with or through which the Fund places portfolio transactions, the Sub-Advisor may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers as a result of the placement of portfolio brokerage could be useful and of value to the Sub-Advisor in servicing its other clients as well as the Fund. Likewise, certain research services obtained by the Sub-Advisor as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund.

The following language is applicable to the Salient FF Funds.

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by FINRA and the Salient FF Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2014, 2015, and 2016 the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or distributor, or any affiliated person of these entities.

The following table reflects the aggregate dollar amount of brokerage commissions paid by each Fund during the fiscal years indicated.

Fund	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/14
Salient Adaptive Balanced Fund	$0	$0	$0
Salient Adaptive Growth Fund	$99,327	$84,775	$297,940
Salient Adaptive Income Fund	$0	$0	$0
Salient Adaptive US Equity Fund	$53,282	$4,091	$9,150
Salient EM Infrastructure Fund	$134,949	$263,351	$501,123
Salient International Dividend Signal Fund	$584,655	$1,183,172	$1,021,383
Salient International Real Estate Fund	$126,191	$690,857	$1,073,326
Salient International Small Cap Fund	$288,000	$261,696	$310,589
Salient MLP & Energy Infrastructure Fund	$1,005,621	$1,127,234	$1,234,766
Salient Real Estate Fund	$113,533	$125,532	$144,019
Salient Select Income Fund	$1,244,450	$1,483,646	$1,630,303
Salient Select Opportunity Fund	$23,999	$54,065	$124,300
Salient Tactical Growth Fund	$1,157,784	$723,237	$1,014,750
Salient Tactical Muni & Credit Fund	$2,149	$1,062	$632
Salient Tactical Plus Fund(1)	$91,972	$34,051	$1,731
Salient Tactical Real Estate Fund	$211,396	$166,804	$129,008
Salient Trend Fund	$369,710	$107,047	$319,621
Salient US Dividend Signal Fund	$7,961	$254,267	$83,135

(1)	Since the Salient Tactical Plus Fund’s inception on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

The following table reflects the aggregate dollar amount of brokerage commissions paid by each Fund to any broker/dealer with which such Fund may be deemed to be an affiliate during the Trust’s last three fiscal years, where applicable. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each Fund and as a percentage of the total value of all brokerage transactions effected on behalf of each Fund.

	Commissions Paid			% Commissions Paid	% of Transactions Effected 2016
Fund	2016	2015	2014	2016
Salient Adaptive Balanced Fund	$0	$0	$0	0%	0%
Salient Adaptive Growth Fund	$0	$0	$0	0%	0%
Salient Adaptive Income Fund	$0	$0	$0	0%	0%
Salient Adaptive US Equity Fund	$0	$0	$0	0%	0%
Salient EM Infrastructure Fund	$0	$0	$0	0%	0%
Salient International Dividend Signal Fund	$0	$0	$0	0%	0%
Salient International Real Estate Fund	$0	$0	$0	0%	0%
Salient International Small Cap Fund	$0	$0	$0	0%	0%
Salient MLP & Energy Infrastructure Fund	$0	$0	$0	0%	0%
Salient Real Estate Fund	$0	$0	$0	0%	0%
Salient Select Income Fund	$0	$0	$0	0%	0%
Salient Select Opportunity Fund	$0	$0	$0	0%	0%
Salient Tactical Growth Fund	$0	$0	$0	0%	0%
Salient Tactical Muni & Credit Fund	$0	$0	$0	0%	0%
Salient Tactical Plus Fund(1)	$0	$0	$0	0%	0%
Salient Tactical Real Estate Fund	$0	$0	$0	0%	0%
Salient Trend Fund	$0	$0	$0	0%	0%
Salient US Dividend Signal Fund	$0	$0	$0	0%	0%

(1)	Since the Salient Tactical Plus Fund’s inception on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

During the fiscal year ended December 31, 2016, the following Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of December 31, 2016. (For these purposes, a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during the most recent fiscal year, or (c) ten brokers or dealers that sold the largest amount of securities of the Funds during the most recent fiscal year.)

FUND	BROKER	AMOUNT
Salient International Dividend Signal Fund	Citigroup Global Markets, Inc.	$742,500
Salient International Dividend Signal Fund	Morgan Stanley & CO., Inc.	$714,630
Salient International Dividend Signal Fund	JP Morgan Chase & CO.	$694,380
Salient Select Opportunity Fund	Deutsche Bank Securities, Inc.	$459,141
Salient US Dividend Signal Fund	JP Morgan Chase & CO.	$94,919

Allocation of Trades by the Advisor. Each Fund’s Advisor manages a number of accounts other than the Fund. Although investment determinations for the Fund will be made by the Advisor independently from the investment determinations it makes for any other account, investments deemed appropriate for the Fund by the Advisor also may be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund and other accounts. In such circumstances, the Advisor may determine that orders for the purchase or sale of the same security for the Fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Advisor to be equitable and in the best interests of the Fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

Allocation of Trades by the Sub-Advisor for the Salient Tactical Plus Fund. Investment decisions for the Salient Tactical Plus Fund are made independently from those for other advisory accounts managed by the Sub-Advisor. From time to time, the same security may be held in the portfolio of the Fund and in one or more of such other advisory accounts. When two or more accounts managed by the Sub-Advisor (including the Fund) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated to the respective accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

Affiliated Underwriting Transactions by the Advisor. The Trusts have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of its Advisor participates. These procedures prohibit the Fund from directly or indirectly benefiting an Advisor affiliate in connection with such underwritings. In addition, for underwritings where an Advisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.

Each trading desk is physically separated from the others, are in two different cities—Houston and San Francisco – and information regarding pending orders from one trading desk are not shared among trading desks or otherwise available to personnel from other trading desks. Consequently, the Advisors may execute trades for one client from one trading desk that differ from, or conflict with, trades we are executing on behalf of another client from another trading desk. For example, one trading desk may be attempting to buy a security for one or more clients while another trading desk is selling (or selling short) the same security for another client. Each trading desk seeks to obtain best favorable execution on all orders, but clients serviced by one trading desk may receive or appear to receive more favorable outcomes. The Advisors will not aggregate orders or seek opportunities for cross transactions between client accounts serviced by different trading desks. Each trading desk will aggregate and allocate orders only among those clients that it services and otherwise operate independently of the other trading desks.

ADDITIONAL SERVICES AND PROGRAMS

Initial Sales Charge On Class A Shares

The following language is applicable to the Salient MF Funds.

Class A shares of the Salient MF Funds are offered at a price equal to their NAV plus a sales charge. The Trustees reserve the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the applicable Advisor such rejection is in the Fund’s best interests.

The sales charges applicable to purchases of Class A shares of the Salient MF Funds are described in the Prospectus. If shares of a Salient Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of a Salient Fund’s Class A shares, the investor is entitled to accumulate current purchases with the current offering price of the shares of other Salient MF Funds contained in the Salient MF Trust owned by the investor (see “Right of Accumulation” and “Combined Purchase Privilege” below).

In order to receive the reduced sales charge, the investor must notify his or her financial adviser and/or the financial adviser must notify the Salient MF Funds’ transfer agent, FIS Investor Services, LLC, at the time of purchase of Class A shares, about any other Salient Fund contained in the Salient MF Trust owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (See “Right of Accumulation” and “Combined Purchase Privilege” below). This includes investments held in an IRA, including those held at a broker or financial adviser other than the one handling your current purchase. Additionally, individual purchases by a trustee or other fiduciary also may be aggregated if the investments are for a single trust estate or for a group retirement plan. Assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.

The transfer agent will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. The transfer agent will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify the transfer agent and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Waiver of Initial Sales Charges. A Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of the Funds, the Advisors, sub-advisors, and their respective affiliates.

•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.

•	Registered representatives and employees of financial intermediaries with a current selling agreement with the distributor or the Advisors and their affiliates.

•	Clients of financial intermediaries using the Funds in fee-based investment products under a signed agreement with the distributor or the Advisor.

•	Accounts managed by registered investment advisers or bank trust departments.

•	Employees of designated asset management firms, other service providers, and their affiliates.

•	Immediate family members of all such persons as described above.

•

Certain qualified plans; employer-sponsored defined contribution-type plans, including certain 403(b) plans, that invest $1 million or more and have 100 or more eligible employees; other retirement plans, endowments or foundations with $50 million or more in assets; and other institutional funds; provided that the Funds have an agreement with the financial intermediary, record keeper, retirement plan or third party that provides for the waiver of sales charges for such account and/or plan types. Retirement and benefit plans that may be eligible for the waiver include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

•	Financial intermediary supermarkets and fee-based platforms.

•	Individual Retirement Account rollovers involving retirement plan assets invested in the Funds at the time of the rollover that are contributed to an IRA held directly with the Funds.

¡	Documentation must be provided at the time of the rollover purchase in order to be eligible for the sales charge waiver.

¡	Only the rollover amount will have the sales charge waived.

The Funds reserve the right to waive or update these waiver requirements at its discretion.

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction from the account of one Salient Fund contained in the Salient MF Trust that has previously paid a sales charge, and reregisters those assets directly to the account of another Salient Fund contained in the Salient MF Trust, without the assets ever leaving the Salient Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Class A shares also may be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

The following language is applicable to the Salient FF Funds.

For the Class A shares of the Salient FF Funds, the underwriter’s commission (paid to Forward Securities) is the sales charge shown in the prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Salient FF Funds’ broker-dealer network. The dealer concession is the same for all dealers. Forward Securities may from time to time allow broker-dealers selling shares of the Salient FF Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an “underwriter” under the 1933 Act.

For the period January 1, 2016 to December 31, 2016, Forward Securities, as the distributor for each Salient FF Fund, received underwriter’s commissions, in gross of $71,136, of which it retained $0.

For the period January 1, 2015 to December 31, 2015, Forward Securities, as the distributor for each Salient FF Fund, received underwriter’s commissions, in gross of $88,405, of which it retained $0.

For the period January 1, 2014 to December 31, 2014, Forward Securities, as the distributor for each Salient FF Fund, received underwriter’s commissions, in gross of $124,710, of which it retained $0.

The Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Salient FF Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

The following language is applicable to all funds.

The Funds do not issue share certificates. Shares are electronically recorded.

Reduced Sales Charges for Class A Shares

Class A shares of the Funds may be purchased at a reduced sales charge as described below.

1.	Reach “Break Points”: Increase the initial Class A investment amount to reach a higher discount level, as described in the prospectus.

2.

Right of Accumulation: An investor’s purchase of additional Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares already owned to calculate the sales charge break point for the investor’s next purchase (“Right of Accumulation”). The applicable shares charge is based on the total of:

(i)

The higher of the investor’s initial purchase (less redemptions) or the net asset value (valued at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor, and (b) all Class A shares of any other of the Salient FF Funds which may be introduced and held by the investor; and

(ii)	The net asset value of all Class A shares owned by another shareholder eligible to combine their purchase with that of the investor into a single “purchase” (See “Combined Purchase Privilege” below).

3.

Sign a Letter of Intent: Investors may purchase Class A shares of a Fund at a reduced sales charge by means of a written Letter of Intent, which expresses the investor’s intention to invest a minimum of $25,000 of Class A shares of any Fund within a period of 13 months. Upon the Fund’s receipt of the signed Letter of Intent, the shareholder will receive a discount equal to the dollar level specified in the Letter of Intent. If, however, the purchase level specified by the shareholder’s Letter of Intent has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

Each purchase of shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter of Intent. At the investor’s option, a Letter of Intent may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter of Intent. The dealer will be liable for the amount of any such adjustment. The 13-month period during which the Letter of Intent is in effect will then begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege (see below) may purchase shares under a single Letter of Intent. The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, the escrow will be involuntarily redeemed in an amount required to pay the additional sales charge, if necessary. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased.

Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

By signing the Letter of Intent, the investor authorizes the transfer agent to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. An Letter of Intent does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.

However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations) had the Letter of Intent been for the amount actually invested.

Investors making initial purchases who wish to enter into a Letter of Intent may complete the appropriate section of the application. Current shareholders may call the Funds at 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds to receive the appropriate form.

4.	Combined Purchase Privilege: Investors may combine the following investor accounts into one “purchase” or “holding” to qualify for a reduced sales charge:

(i)

An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(ii)	An individual, his or her spouse and children under age 21, purchasing for his, her or their own account;

(iii)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(iv)	A single purchase for the employee benefit plans of a single employer.

To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the transfer agent with sufficient information to verify that the purchase qualifies for the privilege or discount, such as account numbers or tax identification numbers for Funds accounts eligible for aggregation. The investor must identify and provide information to the Funds or the investor’s financial intermediary, as applicable, regarding shares of Funds held in all of the investor’s accounts (e.g., IRA, non-retirement, 529 plan, etc.) and the accounts of immediate family members (including siblings and parents-in-law) at the Funds or any other financial intermediary. Stated differently, the investor must identify to his or her registered representative the complete universe of eligible shareholder accounts in order to receive the maximum break point discount possible.

Exchange Privilege. The Trusts permit exchanges of shares of any class for shares of the same class in any other series of the Trusts or fund within the Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange. Class F shares of the Salient Tactical Plus Fund are exchangeable into Class I shares of other Salient MF Funds.

Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Funds for 90 days before a shareholder is permitted a new exchange. The Trusts reserve the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trusts may terminate or change the terms of the exchange privilege at any time. In addition, a Fund may suspend a shareholder’s exchange privilege if, in the judgment of the applicable Advisor, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant prospectus.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new class of shares, the exchange must satisfy the minimum initial investment requirement for that class of shares. Once your exchange is received in good order, it cannot be revoked by you. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

With respect to the Salient FF Funds, if you exchange your Class A shares for Investor Class, Institutional Class or Class I2 shares, the exchanged shares, because they are no longer Class A shares, cease to count for purposes of any Letters of Intent or Right of Accumulation.

Shares of other Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you or your financial intermediary must notify the Transfer Agent of your prior ownership of Fund shares and your account number. Financial intermediaries who purchase shares of other classes of Funds by exchange on behalf of their customers under the situations described in items (b), (e), and (f) above are not entitled to receive any applicable sales load or CDSC resulting from the exchange.

For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

Please call 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds to obtain complete information and to answer any questions you may have about exchanging your shares. For Class I2 shares, please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Additional Information on Purchases through Financial Intermediaries

Shares purchased through certain intermediaries may be subject to different sales load waivers or exchange privileges as set forth in the prospectus.

Other Redemption Information

Telephone Redemptions and Exchanges

As discussed in the Funds’ prospectuses, the telephone redemption and exchange privileges are available for all shareholder accounts except that only the telephone exchange privilege is available for retirement accounts. Telephone redemptions and exchanges are not available for Class I2 shareholders. The privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the prospectus.

1.

Telephone redemption and/or exchange instructions received in good order before the pricing of the Funds on any day on which the NYSE is open for business (a “Business Day”), but not later than 4:00 p.m., Eastern Time, will be processed at that day’s closing net asset value. If you choose to receive the proceeds from your redemption via wire transfer, there may be a $30.00 charge.

2.	Telephone redemptions and/or exchange instructions should be made by calling 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds.

3.	The transfer agent will not permit exchanges in violation of any of the terms and conditions set forth in the prospectus or herein.

4.

Telephone redemption requests must meet the following conditions to be accepted by the transfer agent: (a) Proceeds of the redemption must be mailed to the current address on the application or sent to the address stated on payment instructions on file. This address or payment instructions cannot reflect any change within the previous 30 days. (b) Certain account information will need to be provided for verification purposes before the redemption will be executed. (c) There is no limit on the number of telephone redemptions (where proceeds are being mailed to the address of record or sent to the address stated on payment instructions on file) that can be processed within a 30-day period. (d) For an individual investor, the maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the transfer agent of the request in good order, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders; or (d) to the extent otherwise permitted by applicable laws and regulations. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Salient FF Trust intends to redeem shares of each Salient FF Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Salient FF Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Salient FF Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The holding period for Class C shares of a Fund acquired through an exchange will be calculated from the date that the initial purchase of Class C shares was made. The applicable CDSC amount will be based on the CDSC that applied to the Fund initially purchased and the holding period will be calculated from the date of such initial purchase.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

Net Asset Value

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The assets of each Allocation Fund include Institutional Class shares of other Salient FF Funds and Class I shares of the Salient MF Funds, which are valued at their respective NAVs.

Valuation of Portfolio Securities

Securities are valued by various methods which are generally described below. As noted in the Prospectus, each Fund’s portfolio securities also may be fair valued by the respective Advisor’s Valuation Committee in certain instances.

Except as noted below, securities held by a Fund may be primarily valued on the basis of market quotations or official closing prices from recognized exchanges. Each Fund’s advisor or administrator, as delegated by the advisor, may use third party pricing vendors to supply the valuations for the publicly traded securities and certain derivative securities in the portfolio:

Exchange-Traded Debt and Equity Securities: Debt and equity securities (including exchange-traded funds (“ETF”) and closed-end investment companies) traded on a recognized exchange or on the Nasdaq National Market Listing are valued using the last sale price on each security’s primary exchange on the valuation date.

Debt and Equity Securities Traded Over-The-Counter: Debt and equity securities traded over-the-counter (“OTC”) (but excluding the Nasdaq National Market Listing) are valued at the last reported sales price on the valuation date. If there are no trades of the security on the valuation date, the price of the security shall generally be the mean of the quotations as provided by two or more market makers (if available). If quotations from market makers are not available, the Advisor’s Valuation Committee will determine the fair value in good faith using information available at such time. Certain short-term debt instruments with maturities of 60 days and shorter may be valued on the basis of amortized cost. If on the valuation date the primary exchange is closed, the prior day price will be used.

Exchange-Traded Options Contracts: Written/purchased option contracts on securities, currencies, indices and other financial instruments traded on one or more exchanges shall be valued on the valuation date at the closing mid of the posted market on the exchange on which the option is listed. If no such bid/ask price is reported by such exchange, such instruments shall be valued at the last reported sales price on the valuation date. If no such sales price is reported, the Advisor’s Valuation Committee will determine the fair value of such options in good faith using publicly available data where possible.

OTC Options: Option contracts on securities, currencies and other financial instruments traded in the OTC market shall generally be valued using the midpoint of the closing bid/offer quotations published by an approved pricing vendor. If a quotation is not available from an approved pricing vendor, the price will be obtained from a broker (typically the counterparty to the option) on the valuation date. If no such bid/ask price is reported, such instruments shall be valued at the last sales price on the valuation date. If no such sales price is reported, the Advisor’s Valuation Committee will determine the fair value of such options in good faith using information that is available at such time.

Futures: Exchange-traded futures are valued at the last trade or settlement price on the primary exchange on which the futures contracts trade. Third party pricing vendors will be used as primary pricing sources for these contracts.

Swaps: Swaps are valued using prices obtained from third party pricing vendors, which are based on standard industry models using publicly available data where available. If prices from third party pricing vendors are not available, the advisor’s investment committee will determine the fair value using industry standard models.

Forward Contracts: Forward foreign currency contracts shall be valued at prices supplied by a third party pricing vendor.

Government Obligations: U.S. Government obligations (including U.S. Treasury securities and U.S. Government Agency securities) shall be valued at prices supplied by a third party pricing vendor.

Securities Traded on Foreign Exchanges: A Fund may invest in securities primarily traded in the United States as well as foreign securities markets. The Funds utilize fair value pricing on a daily basis for all securities that are not primarily traded in United States markets because trading in these securities typically is completed at times that can vary from the closing of the NYSE. This fair value pricing process for securities primarily traded on foreign exchanges uses the quotations of third party pricing vendors to value such securities unless the use of another fair valuation methodology is deemed appropriate by the advisor’s investment committee. This policy is designed to help ensure that a Fund’s NAV per share appropriately reflects its investments’ values on the valuation date. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern standard time).

Private securities with no public market, and other illiquid securities: If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is primarily traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to estimate the fair value of securities to the Advisor’s Valuation Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. Further, the advisor may engage third party valuation firms to assist in determining the estimated fair values of such securities.

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the fair value of the Fund’s portfolio securities as of the close of regular trading on the valuation date, thus limiting the opportunity for aggressive traders or market timers to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Investments in unregistered and open-ended investment companies: The fair value of investments in non-registered and open-ended investment companies is based on the NAV of that investment company in conformity with applicable accounting standards, so long as such fund’s NAV is based on fair value reporting of its underlying securities.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The applicable transfer agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The applicable transfer agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in IRS required disclosure statements, and the custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the transfer agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ transfer agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the transfer agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the transfer agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. A Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the applicable Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the Fund shares. This fee is paid by a Fund’s Advisor, the Fund and/or the distributor pursuant to the Fund’s Rule 12b-1 Plan.

SALES COMPENSATION

As part of their business strategy, the Funds may pay compensation to Selling Firms that sell the shares of the Funds. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of a Fund are: (1) the Rule 12b-1 fees that are collected pursuant to the Funds’ Rule 12b-1 plans and that are paid out of the Fund’s assets; and (2) sales charges paid by investors for certain such classes. The sales charges and the Rule 12b-1 fees are detailed in the prospectus and under “Distribution Plans, Shareholder Services Plan and the Administrative Plan” in this SAI.

Initial Compensation. Whenever an investor purchases a Class of shares of a Fund subject to a sales charge, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.” The Selling Firm also receives the first year’s Rule 12b-1 service fee at that time.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Annual Compensation. For Class C shares of a Fund, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets and the Selling Firm may receive a distribution fee in an amount not to exceed 0.75% of the respective Fund’s average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Additional Payments to Financial Intermediaries. Shares of each Fund are sold primarily through financial intermediaries, such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Advisor and/or Sub-Advisor may make out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many financial intermediaries that sell shares of a Fund receive one or more types of these cash payments. The categories of payments that the Advisors and/or Sub-Advisor provide to intermediaries are described below. These categories are not mutually exclusive and the Advisor and/or Sub-Advisor may make additional types of revenue sharing payments in the future. The same intermediaries may receive payments under more than one or all categories. These payments assist in the Advisor’s and/or Sub-Advisor’s efforts to promote the sale of the Funds’ shares. The Advisor and/or Sub-Advisor agree with the intermediary on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all intermediaries receive additional compensation, and the amount of compensation varies. These payments could be significant to an intermediary firm. The Advisor and/or Sub-Advisor determine which intermediaries to support and the extent of the payments it is willing to make. The Advisor generally chooses to compensate intermediaries that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Advisor’s and/or Sub-Advisor’s promotional efforts. The Advisor and/or Sub-Advisor do not make an independent assessment of the cost of providing such services.

As of December 31, 2016, the following FINRA member firms have arrangements in effect with the Advisors pursuant to which the firm is entitled to revenue sharing payments: Ameriprise Financial Services, Inc.; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Fidelity Brokerage Services LLC; LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Inc.; Morgan Stanley & Co., LLC.; MSCS Financial Services, LLC.; Pershing LLC; Raymond James Financial Services, Inc.; TD Ameritrade, Inc.; UBS Financial Services Inc.; and Wells Fargo Clearing Services, LLC.

The Advisors also may have revenue sharing arrangements with financial intermediaries that are not members of FINRA.

Sales and Asset Based Payments. The Advisor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Advisor hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for each Fund’s Advisor and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Advisor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Advisor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in a Fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor a Fund.

The revenue sharing payments the Advisor makes may be calculated on sales of shares of a Fund (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of a Fund attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of a Fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the Fund in investor accounts. The Advisor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Salient MF Funds have adopted an Administrative Services Plan applicable to Shares sold through certain Selling Firms that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan, a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed an annual rate of 0.10% of each class of a Fund’s net assets, based on net assets held in a Supermarket Intermediary’s platform. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Advisor (and/or its affiliates) and the Board oversees any such allocation. The Salient MF Funds have not adopted any such plans for Class R6 shares. The Salient FF Funds have not adopted an Administrative Services Plan; however, under the Shareholder Services Plan adopted by the Salient FF Funds the Salient FF Funds may pay Selling Firms a fee in an amount of up to $8.00 per account for providing administrative services such as transfer agent and sub-transfer agent services to shareholders.

The Advisor also may make payments to certain firms that sell shares of a Fund for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Fund does not pay for these costs directly. The Advisor also may make payments to certain firms that sell shares of a Fund in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Advisor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up a Fund on a firm’s mutual fund trading system.

Other Cash Payments. From time to time, the Advisor may provide, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Advisor may include financial assistance to firms that enable the Advisor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Advisor makes payments for entertainment events it deems appropriate, subject to the Advisor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Advisor and its affiliates may have other relationships with firms relating to the provisions of services to a Fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Fund. If a firm provides these services, a Fund’s Advisor or the Fund may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with each Fund’s Advisor or its affiliates that are not related to the Funds. The above such payments are not made with respect to Class R6 shares.

First Year Broker or Other Selling Firm Compensation

	Sales Charge (% of Offering Price)(1)(2)	Sales Charges (% of Net Amount Invested)(1)(2)	Dealer Reallowance as a Percentage of the Offering Price(2)(3)
Class A
Up to $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%

	Sales Charge (% of Offering Price)(1)(2)	Sales Charges (% of Net Amount Invested)(1)(2)	Dealer Reallowance as a Percentage of the Offering Price(2)(3)
Class C
All amounts	—	—	0.00%
Class I
All amounts	—	—	0.00%
Class R6(4)
All amounts	—	—	—

(1)

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase. See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Advisor may take recent redemptions into account in determining if an investment qualifies as a new investment. Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical Plus with Salient Tactical Plus Fund. Only shareholders who acquire Class F shares pursuant to the Reorganization may purchase additional Class F shares through the transfer agent. Accordingly, Class F shares are not shown in the table above.

(2)	Because of rounding in the calculation of the offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

(3)	Distributor retains the balance, if any, and uses it solely for distribution purposes, which may include a dealer reallowance up to the full sales charge.

(4)	The Funds do not make any payments to brokers or other financial intermediaries with respect to Class R6 shares.

Contingent deferred sales charge (“CDSC”) revenues may be used to pay Selling Firm commissions when there is no initial sales charge. Please refer to the previous section for a discussion of 12b-1 distribution and service fees.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE

Class A shares of the Funds are sold with a maximum initial sales charge of 5.50%. Class C shares of the Funds are sold at NAV without any initial sales charges, but have a CDSC of 1.00%. Class I shares, Class F, and Class R6 shares are sold at NAV without any initial sales charges or CDSCs.

The following language is applicable to all funds.

ADDITIONAL INFORMATION CONCERNING TAXES

Except as specifically noted below, the following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. This discussion does not address, unless specifically indicated, the tax consequences to, among others, (i) persons that may be subject to special treatment under federal income tax law, including, but not limited to, banks, insurance companies, thrift institutions, regulated investment companies, real estate investment trusts, tax-exempt organizations and dealers in securities or currencies, (ii) persons that will hold the Funds’ securities as part of a position in a “straddle” or as part of a “hedging,” “conversion” or other integrated investment transaction for federal income tax purposes, (iii) persons whose functional currency is not the United States dollar, or (iv) persons that do not hold the Funds’ securities as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the “Code”). If a partnership (including an entity treated as a partnership for federal income tax purposes) holds a Fund’s common shares, the tax treatment of a partner in a partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective shareholder that is a partner of a partnership holding a Fund’s common shares should consult its tax advisers with respect to the purchase, ownership and disposition of the Fund’s common shares. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. Government Securities or securities of other regulated investment companies) of any one issuer, or any two or more issuers that the Fund control, and that are determined to be engaged in the same business or similar or related businesses, or of one or more qualified publicly traded partnerships (the “Diversification Tests”).

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed (the “Annual Distribution Requirement”). Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98.2% of its capital gains in excess of the Fund’s capital losses (adjusted for certain ordinary losses) for the one-year period ending on the last day of each Fund’s taxable year (which the Fund intends to elect to use for this purpose), and (iii) certain undistributed amounts from previous years on which the Fund paid no federal income tax (the “Excise Tax Avoidance Requirement”). To prevent application of the excise tax, the Funds generally intend to make distributions in accordance with the calendar year distribution requirement. See the Funds’ available capital loss carryovers as of the end of its most recently ended fiscal year as set forth in the Trust’s annual report. Notwithstanding this general rule, the Salient MLP & Energy Infrastructure Fund will be subject to income tax on certain gains realized upon the sale of assets it received from its domestic subsidiary when the subsidiary was liquidated.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would (unless a cure provision applies) be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of shares or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Funds intend to monitor their transactions and may make certain tax elections to mitigate the effect of these rules and prevent their disqualification as a RIC.

The Salient MLP & Energy Infrastructure Fund intends to invest in equity securities of master limited partnerships that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Salient MLP & Energy Infrastructure Fund expects that these master limited partnerships will be treated as “qualified publicly traded partnerships” (as defined in Section 851(h) of the Code). Accordingly, it is expected that the net income derived by the Fund from such investments will qualify as “good income” for purposes of the 90% gross income test. If the master limited partnerships in which the Salient MLP & Energy Infrastructure Fund invests, however, do not qualify as qualified publicly traded partnerships, the income derived by the Fund from such investments may not qualify as “good income” under the 90% gross income test and, therefore, could adversely affect the Fund’s status as a RIC.

The master limited partnerships in which the Salient MLP & Energy Infrastructure Fund intends to invest are expected to be treated as partnerships for U.S. federal income tax purposes, and therefore, the cash distributions received by the Fund from a master limited partnership may not correspond to the amount of income allocated to it by the master limited partnership in any given taxable year. If the amount of income allocated by a master limited partnership to the Fund, including cancellation of indebtedness income from a master limited partnership restructuring its indebtedness, exceeds the amount of cash received by the Fund from such master limited partnership, the Fund may have difficulty making distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, the Salient MLP & Energy Infrastructure Fund may have to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

The Salient MLP & Energy Infrastructure Fund may invest in Canadian income trusts that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. Canadian income trusts are generally treated as either corporations or partnerships for U.S. federal income tax purposes. If the Canadian income trusts in which this Fund invests are treated as corporations for U.S. federal income tax purposes, the income and gain generated by the Fund from such investments will generally be qualifying income, and a trust unit will generally be a qualifying asset, for purposes of the Fund’s qualification as a RIC. Moreover, if the Canadian income trust is a PFIC (as defined below), the Fund will be subject to additional rules described below relating to tax consequences of an investment in a PFIC.

Special Considerations Applicable to Salient Adaptive Growth Fund and Salient Trend Fund

Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which the Salient Adaptive Growth Fund may receive income from direct investments in such commodity-linked derivatives to a maximum of 10% of its annual gross income.

The IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary, such as the Adaptive Growth Subsidiary and Trend Subsidiary (each, a “Subsidiary”), that invests in such commodity-linked derivative instruments constitutes qualifying income. The Funds have not applied for such a private letter ruling, but each Fund relies upon an opinion of counsel based on customary representations that income derived from each Fund’s respective Subsidiary and distributed to the Fund should be treated as qualifying income. In 2016, the IRS issued Proposed Regulations affecting the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities. When such Proposed Regulations become effective, a Subsidiary will need to distribute its income to its Fund in a timely manner in order for such income to constitute “qualifying income.” If a Subsidiary is unable to make such distributions, its Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that a Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) reported by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from a Fund’s investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For more information on the declaration and payment of dividends, please see “Dividends and Taxes” in the Funds’ prospectuses.

Distributions by a Fund may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind interest or, in certain cases, increasing interest rates or that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in a Fund’s investment company taxable income for the year of accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

Although the Funds presently do not intend to do so, they are authorized to borrow funds and to sell assets in order to satisfy distribution requirements. However, under the 1940 Act, the Funds are not permitted to make distributions to their shareholders while their debt obligations and other senior securities are outstanding unless certain “asset coverage” tests are met. See “Borrowing Risk.” Moreover, the Funds’ ability to dispose of assets to meet their distribution requirements may be limited by other requirements relating to their status as RICs, including the Diversification Tests. If a Fund disposes of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

Current tax law generally provides for a maximum tax rate for individual taxpayers of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately report distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” There can be no assurance as to what portion of a Fund’s dividend distributions will qualify as qualified dividend income.

Exempt-Interest Dividends

The Salient Tactical Muni & Credit Fund will be permitted to distribute any tax-exempt interest earned by the Fund to its shareholders as tax-exempt “exempt-interest dividends,” provided that at least 50% of the value of the Fund’s assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Salient Tactical Muni & Credit Fund may satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders, but there can be no assurance in this regard. Portions of the dividends paid by the Salient Tactical Muni & Credit Fund may be includable in gross income for federal income tax purposes or, in the alternative, may be subject to federal alternative minimum taxes. Dividends paid by the Salient Tactical Muni & Credit Fund may also be subject to state and local income taxes.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Salient Tactical Muni & Credit Fund is not deductible by the investor in proportion to the percentage of the Fund’s distributions from investment income that is exempt from federal income tax. State laws may also restrict the deductibility of interest on indebtedness incurred or continued to purchase or carry shares of the Funds. In addition, any loss realized by a shareholder of the Salient Tactical Muni & Credit Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares.

Tax-exempt income will be included in determining the taxability of social security payments and railroad retirement benefits. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when later distributed from that account. In addition, for certain corporations, federal alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income (“adjusted current earnings”) and the amount otherwise determined to be the alternative minimum taxable income.

Shareholders who are “substantial users” (or persons related thereto) of facilities financed by governmental obligations should consult their advisers before investing in the Salient Tactical Muni & Credit Fund.

Medicare Tax

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale or Other Disposition of Shares

Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is: (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less; or (ii) 15% (20% for taxpayers with taxable income exceeding certain thresholds), in each case plus a possible 3.8% Medicare tax as discussed above.

Any loss realized upon the sale or exchange of Fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund), during the period beginning on the date of the sale and ending on January 31 of the calendar year following the calendar year in which the sale was made, pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized net income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Certain distributions declared in October, November or December to shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of such a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

If a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends, capital gain distributions and redemption proceeds paid to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Whether an investment in a Fund’s shares is appropriate for a non-U.S. shareholder will depend upon that person’s particular circumstances. An investment in a Fund’s shares by a non-U.S. shareholder may have adverse tax consequences because the interest income and certain short-term capital gains that generally would not be subject to tax if earned directly by a non-U.S. shareholder are transformed into dividends that are subject to U.S. income tax as described below. Non-U.S. shareholders should consult their tax advisers before investing in a Fund’s common shares.

Distributions of the Funds’ “investment company taxable income” to non-U.S. shareholders (including interest income and the excess of net short-term capital gain over net long-term capital losses), will generally be subject to withholding of federal tax at a 30% rate (or lower rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. shareholder, and, if an income tax treaty applies, attributable to a permanent establishment in the United States of the non-U.S. shareholder. In such latter case, the distributions will be subject to federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the non-U.S. shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided by an applicable treaty), and a Fund will not be required to withhold federal tax if the non-U.S. shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to a non-U.S. shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisers.

Actual or deemed distributions of net capital gains (i.e., net long-term capital gains in excess of short-term capital losses) of a Fund to a non-U.S. shareholder, and gains realized by a non-U.S. shareholder upon the sale of its common shares, will not be subject to federal withholding tax and generally will not be subject to federal income tax unless (a) the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the non-U.S. shareholder and, if an income tax treaty applies, are attributable to a permanent establishment or fixed base maintained by the non-U.S. shareholder in the United States, or (b) the non-U.S. shareholder is an individual, has been present in the United States for 183 days or more during the taxable, and certain other conditions are satisfied. Exemptions from withholding tax are also provided for dividends properly designated as interest related dividends or as short-term capital gain dividends paid by a Fund with respect to its qualified net interest income or qualified short-term gain. Gain realized by a non-U.S. shareholder upon the sale of its shares includes the amount of a distribution to a non-U.S. shareholder to the extent the distribution exceeds the non-U.S. shareholder’s basis in such Fund shares.

In addition, gain on the non-U.S. shareholder’s sale of a Fund’s shares will be subject to federal income tax if the Fund is or has been a “United States real property holding corporation” for federal income tax purposes at any time during the shorter of the five-year period ending on the date the non-U.S. shareholder sells the Fund shares and such shareholder held more than 5% of a Fund’s shares at any time during the five-year period preceding the disposition. Generally, a corporation is a United States real property holding corporation if the fair market value of its “United States real property interests” equals or exceeds 50% of the sum of the fair market value of its worldwide real property interests plus its other assets used or held for use in a trade or business.

If a Fund distributes its net capital gains in the form of deemed rather than actual distributions (which the Funds may do in the future), a non-U.S. shareholder will be entitled to a federal income tax credit or tax refund equal to the shareholder’s allocable share of the tax the Fund pays on the capital gains deemed to have been distributed. In order to obtain the refund, the non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a federal income tax return. For a corporate non-U.S. shareholder, distributions (both actual and deemed), and gains realized upon the sale of a Fund’s shares that are effectively connected to a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

A non-U.S. shareholder can have all cash distributions automatically reinvested in additional shares. If the distribution is an ordinary dividend and is not effectively connected with a U.S. trade or business of the non-U.S. shareholder (or, if a treaty applies, it is not attributable to a permanent establishment or a fixed base), the amount distributed (to the extent of a Fund’s current and accumulated earnings and profits) will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower rate provided by an applicable treaty) and only the net after-tax amount will be reinvested in the Fund’s shares. If the distribution is effectively connected with a U.S. trade or business or attributable to a permanent establishment or fixed base, generally the full amount of the distribution will be reinvested in the DRIP and will nevertheless be subject to U.S. federal income tax at the ordinary income rates applicable to U.S. shareholders. The non-U.S. shareholder will have an adjusted basis in the additional shares purchased through the dividend reinvestment plan equal to the amount reinvested.

The additional shares will have a new holding period commencing on the day following the day on which the shares are credited to the non-U.S. shareholder’s account.

A non-U.S. shareholder who is a non-resident alien individual, and who is otherwise subject to withholding of federal tax, may be subject to information reporting and backup withholding of federal income tax on dividends unless the non-U.S. shareholder provides a Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a non-U.S. shareholder or otherwise establishes an exemption from backup withholding.

Under the provisions of the Foreign Account Tax Compliance Act (“FATCA”) a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends paid after June 30, 2014, and the gross proceeds of share redemptions and capital gains dividends paid after December 31, 2018, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain preretirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

Original Issue Discount

Certain debt securities acquired by a Fund in the secondary market may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

High Yield Securities

Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options, and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options, and forward contracts.

Certain transactions undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Dividends-Received Deduction

A Fund may use a dividend-harvesting strategy in which the Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable holding period and other requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from a dividend-harvesting strategy if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. A dividend-harvesting strategy is subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other RICs, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by the Fund. If the Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by the Fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both).

Currency Fluctuation – Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts, and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends, and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Other Investment Companies

It is possible that by investing in other investment companies, a Fund may not be able to meet the Excise Tax Avoidance Requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies. A Fund that is a fund-of-funds will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. Redemptions of shares in an underlying fund could also result in a gain and/or income to the Fund. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

Commodity-Linked Instruments

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which concludes that income and gain from certain commodity-linked swaps and commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, a Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in a subsequent revenue ruling, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. Certain Funds seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in a Subsidiary.

A private letter ruling is binding upon the IRS only for the taxpayer that receives it, and by law cannot be used or cited as precedent. No Fund has obtained a ruling from the IRS with respect to its investments or its structure. Based on the analysis in private letter rulings previously issued to other taxpayers, each Fund making such investments intends to treat its income from commodity index-linked notes and a Subsidiary as qualifying income without any such ruling from the IRS. In 2016, the IRS issued Proposed Regulations that will require a Subsidiary to distribute its income to the relevant Fund annually in order for such income to constitute “qualifying income” for a RIC. Under a Revenue Procedure issued in 2016, the IRS has also indicated that it will no longer issue private letter rulings with respect to commodity-linked notes. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and a Subsidiary may be adversely affected by future legislation, court decisions, future IRS guidance, or Treasury regulations.

If the IRS were to determine that income derived from certain commodity-linked notes does not constitute qualifying income, and if such position were upheld, or if future legislation, court decisions, future IRS guidance, or Treasury regulations were to adversely affect the tax treatment of a Fund’s investment in such notes or a Subsidiary, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which a Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund investing in a Subsidiary must include in gross income for such purposes all of its Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the its Fund. It is expected that all of each Subsidiary’s income will be subpart F income. Each Fund’s tax basis in its Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s subpart F income. Each Fund investing in a Subsidiary will not be taxed on distributions received from its Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund and such loss cannot be carried forward to offset taxable income of the Fund or the Subsidiary in future periods.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and do not intend to do so in the future.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be a personal holding company (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 20%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Basis Reporting

A Fund must maintain and report to the IRS and each shareholder on Form 1099-B the shareholder’s cost basis by tax lot and holding period of Fund shares. A Fund must elect a default tax identification methodology in order to perform the required reporting. The Funds have chosen the average cost method as the default tax lot identification method for their shareholders. However, at the time of purchase or upon the sale of shares, shareholders may choose a different tax lot identification method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Funds and their service providers do not provide tax advice.

Other Tax Matters

A Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, a Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Capital Losses: For federal income tax purposes, as a result of the enactment of the Regulated Investment Company Modernization Act of 2010 (the “Act”), a Fund is generally permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during its taxable years following the year of the loss. The carryforward of capital losses realized in taxable years beginning prior to December 23, 2010, however, it limited to an eight-year period following the year of realization. Loss carryforwards that do not expire must be utilized prior to using loss carryforwards that do expire. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Capital losses arising in taxable years beginning after the enactment date that are carried forward will retain their character as either short-term or long-term losses rather than short-term as under previous law. Under the pre-enactment law, capital losses are carried forward as short-term capital losses, irrespective of the character of the original loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and as noted above, would not be distributed as such to shareholders. As of December 31, 2016 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2017(a)	Expiring in 2018(a)	Expiring in 2019(a)	Short-Term(b)	Long-Term (b)
Salient Adaptive Balanced Fund	—	—	—	$3,502,110	$17,051,296
Salient Adaptive Growth Fund	—	—	—	—	—
Salient Adaptive Income Fund	—	—	—	$1,774,801	$2,241,904
Salient Adaptive US Equity Fund	—	—	—	—	—
Salient EM Infrastructure Fund	$30,182,432	$24,061,967	—	$1,461,603	$2,359,375
Salient International Dividend Signal Fund(c)	$2,145,728	—	—	$45,656,211	$21,943,882
Salient International Real Estate Fund	$60,639,639	$3,986,802	—	$13,379,401	$8,916,236

Fund	Expiring in 2017(a)	Expiring in 2018(a)	Expiring in 2019(a)	Short-Term(b)	Long-Term (b)
Salient International Small Cap Fund	$179,253,577	—	—	—	—
Salient MLP & Infrastructure Fund	—	—	—	$111,350,270	$254,606,114
Salient Real Estate Fund(c)	—	—	—	—	—
Salient Select Income Fund	—	—	—	—	—
Salient Select Opportunity Fund	—	—	—	$510,015	$1,915,278
Salient Tactical Growth Fund	—	—	—	—	—
Salient Tactical Muni & Credit Fund	—	—	—	$64,017,158	$27,019,629
Salient Tactical Plus Fund	—	—	—	—	—
Salient Tactical Real Estate Fund	$107,182,629	—	—	—	—
Salient Trend Fund	—	—	—	$5,127,516	—
Salient US Dividend Signal Fund	—	—	—	$2,227,511	$709,937

(a)	Capital losses incurred prior to December 31, 2010 under pre-enactment law.
(b)	Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.
(c)	Subject to limitations under §382 of the Code.

Capital loss carryovers used during the year ended December 31, 2016, were:

Fund	Amount
Salient International Small Cap Fund	$(3,386,093)
Salient Real Estate Fund	$(561,668)
Salient Select Opportunity Fund	$(8,153)
Salient Tactical Growth Fund	$(2,543,826)
Salient Tactical Muni & Credit Fund	$(2,556,597)
Salient Tactical Real Estate Fund	$(9,858,452)
Salient Trend Fund	$(318,332)
Salient US Dividend Signal Fund	$(55,384)

The Funds elect to defer to the period ending December 31, 2017, capital losses and late-year ordinary losses recognized during the period November 1, 2016 – December 31, 2016 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Salient Adaptive Balanced Fund	$29,160	—
Salient Adaptive Growth Fund	$970,268	$445,624
Salient Adaptive Income Fund	$14,109	—
Salient EM Infrastructure Fund	$248,266	—
Salient International Dividend Signal Fund	$733,727	—
Salient International Real Estate Fund	$159,321	—
Salient International Small Cap Fund	$1,975,568	$474,556
Salient Select Opportunity Fund	$97,871	$24
Salient Tactical Muni & Credit Fund	$264,535	—
Salient Tactical Plus Fund	—	$250,785
Salient Tactical Real Estate Fund	—	$5,488
Salient Trend Fund	$1,911,955	—
Salient US Dividend Signal Fund	$1,430	—

Except as specifically noted, the foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of a Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than their original investment.

PORTFOLIO TURNOVER

The annual rate of portfolio turnover may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the respective Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of a Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Portfolio turnover rates can change from year to year due to various factors, including among others, portfolio adjustments made in response to market conditions. The Funds’ portfolio turnover rates for the fiscal years ended December 31 are set forth in the Trusts’ annual reports.

Consistent with the implementation of their respective investment strategies, certain Funds (including Salient Tactical Growth Fund and the Salient Tactical Plus Fund), have experienced significant variations in their portfolio turnover rate during the prior two fiscal years. The amount and scope of these variations may vary from year to year depending on market conditions and the portfolio manager’s implementation decisions.

GENERAL INFORMATION

Description of the Trusts and their Shares

The following language is applicable to all Funds.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declarations of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Trusts’ Certificates of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trusts may elect not to have an annual or special meeting.

The following language is applicable to the Salient MF Funds.

The Trustees are responsible for the management and supervision of the Salient MF Trust. The Salient MF Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Salient MF Trust without par value. Under the Salient MF Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of four series, including the Funds. Additional series may be added in the future. The Trustees also have authorized the issuance of five classes of shares for each Fund, designated as Class A, Class C, and Class I. The Trustees also have authorized the issuance of Class F shares for the Salient Tactical Plus Fund. Class F shares are only held by and available to those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical Plus Fund with Salient Tactical Plus Fund. The Trustees have also authorized Class R6 shares of certain funds which are only available to certain eligible investors that hold their shares through a plan level of omnibus account. Additional classes of shares may be authorized in the future.

The shares of each class of each Salient Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Salient Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Salient Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Salient Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Salient MF Trust Instrument, the Salient MF Trust has no intention of holding annual meetings of shareholders. Salient MF Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Salient MF Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Salient MF Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Each Salient Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Salient MF Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Salient MF Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Salient MF Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates, but a Fund’s Advisor may make certain exceptions.

The following language is applicable to the Salient FF Funds.

The Salient FF Trust consists of twenty portfolios described in separate prospectuses and this SAI. Each share represents an equal proportionate interest in a Salient FF Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

The Salient FF Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Salient FF Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Salient FF Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

The following shareholders owned, as of record or beneficially, 5% or more of a share class of the indicated Fund’s shares as of March 31, 2017. A shareholder who owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. A control person’s vote could have more significant effect on matters presented to shareholders for approval then the vote of other Fund shareholders.

Salient Adaptive Balanced Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	42.11%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	20.04%

MSI Financial Services Inc.* 11215 N Community House Road, Fl 3 Charlotte, NC 28277	Class A	7.00%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	37.18%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	25.73%

Sutton Place Associates, LLC* Sutton Place Management 1 Embarcadero Ctr, Ste 1350 San Francisco, CA 94111-3700	Institutional	58.01%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	5.28%

Girard Securities Inc.* 9560 Waples St, Ste B Attn Commissions Department San Diego, CA 92121	Investor	12.08%

Ascensus Trust Company* FBO G. Hartzell & Son 401(K) Profit Sha 692677 P.O. Box 10758 Fargo, ND 58106-0758	Investor	11.33%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	9.34%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	9.17%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient Adaptive Growth Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class A	45.86%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class A	33.88%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	10.53%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class C	39.53%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	16.46%

Stifel, Nicolaus & Company, Incorporated* 501 North Broadway Saint Louis, MO 63102	Class C	14.63%

Robert W. Baird & Co. Incorporated* 777 E. Wisconsin Avenue, Floor 22 Milwaukee, WI 53202	Class C	6.90%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	5.51%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class I	58.67%

Gerlach Nominee & Co. LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class I	17.65%

Reliance Trust Co. Custodian* FBO Salient C/R P.O. Box 48529 Atlanta, GA 30362	Class I	10.75%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class I	8.53%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	52.95%

Salient Adaptive Income Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	33.33%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	28.06%

Parkland Securities, LLC* 300 Parkland Plz Ann Arbor, MI 48103	Class A	10.09%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	5.08%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	23.13%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	22.71%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	19.12%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class C	6.65%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	29.06%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	12.81%

Mildred J Giganti* TOD Multiple Beneficiaries 108 West New Haven Ave Melbourne, FL 32901	Institutional	9.58%

Name and Address of Shareholder	Class Owned	Percent of Class
Colorado State Bank & Trust Co* FBO Donald W Joyner IRA 108 W. New Haven Ave Melbourne, FL 32901	Institutional	5.45%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	5.38%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	5.37%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	28.74%

Ascensus Trust Company* FBO G. Hartzell & Son 401(K) Profit Sha 692677 P.O. Box 10758 Fargo, ND 58106-0758	Investor	15.26%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	8.71%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient Adaptive US Equity Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	52.96%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	8.30%

TD Ameritrade, Inc* 200 S. 108th Ave Omaha, NE 68154	Institutional	6.22%

BMO Harris Bank, N.A.* 111 W Monroe St Chicago, IL 60603	Institutional	6.10%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	44.47%

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	27.20%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	5.30%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	35.06%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	33.47%

Salient EM Infrastructure Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	31.70%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	29.53%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	12.39%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	6.85%

Raymond James Financial Services* 880 Carillon Pkwy St Petersburg, FL 33716	Class A	6.28%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	38.85%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	19.16%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	8.54%

Name and Address of Shareholder	Class Owned	Percent of Class
Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class C	5.76%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	28.01%

Merrill Lynch, Pierce, Fenner & Smith* 4800 Deer Lake Dr E Fl 1 Jacksonville, FL 32246	Institutional	24.83%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	18.69%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	10.96%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	7.93%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	61.88%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	27.10%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	5.71%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	29.02%

Salient International Dividend Signal Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	40.38%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class A	21.13%

Name and Address of Shareholder	Class Owned	Percent of Class
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	18.90%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	11.92%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class C	49.00%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	13.48%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	12.08%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	11.94%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Institutional	26.14%

Sutton Place Associates, LLC* Sutton Place Management 1 Embarcadero Ctr, Ste 1350 San Francisco, CA 94111-3700	Institutional	25.27%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	21.67%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	8.11%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	7.52%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	23.26%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	18.68%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	18.20%

Name and Address of Shareholder	Class Owned	Percent of Class
UBS Financial Services, Inc.* Attn: Compliance Dept 1000 Harbor Blvd FL 8 Weehawken, NJ 07086	Investor	12.30%

Vanguard Marketing Corporation* 100 Vanguard Blvd Malvern, PA 19355	Investor	11.02%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	5.82%

The following persons owned of record or beneficially, as of March 31, 2016, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	25.78%

Salient International Real Estate Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Raymond James Financial Services* 880 Carillon Pkwy St Petersburg, FL 33716	Class A	21.10%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	19.72%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	13.77%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	10.45%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	10.45%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	22.50%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	19.55%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	10.43%

Name and Address of Shareholder	Class Owned	Percent of Class
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class C	8.34%

Raymond James Financial Services* 880 Carillon Pkwy St Petersburg, FL 33716	Class C	7.55%

U.S. Bank N.A.* 1555 N Rivercenter Drive. Ste 302 Milwaukee, WI 53212	Institutional	25.89%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	22.89%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	18.63%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	10.37%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	5.51%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	25.82%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	20.70%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	17.35%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	11.27%

Raymond James Financial Services* 880 Carillon Pkwy St Petersburg, FL 33716	Investor	7.17%

Vanguard Marketing Corporation* 100 Vanguard Blvd Malvern, PA 19355	Investor	6.83%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient International Small Cap Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	35.00%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	23.57%

Wells Fargo Bank, N.A.* 733 Marquette Ave S Minneapolis, MN 55479	Institutional	10.50%

TIAA-CREF* 211 N Broadway Ste 1000 Saint Louis, MO 63102	Institutional	9.86%

MSCS Financial Services, LLC* 717 17th Street, Ste 1300 Denver, CO 80202	Institutional	7.30%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	6.38%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	45.59%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	17.66%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	15.26%

TD Ameritrade, Inc* 200 S. 108th Ave. Omaha, NE 68154	Investor	5.65%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	28.16%

Salient MLP & Energy Infrastructure Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class A	58.05%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class A	11.62%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	9.70%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	5.42%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class C	45.14%

UBS Financial Services, Inc.* Attn: Compliance Dept . 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class C	39.78%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class I	23.29%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class I	18.41%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class I	13.71%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class I	13.46%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class I	11.50%

Band & Co C/O US Bank NA* PO Box 1787 Milwaukee WI 53201	Class I	6.02%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class R6	97.42%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient Real Estate Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	16.14%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	14.99%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	8.27%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	5.54%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	31.32%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	18.92%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	12.66%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	33.44%

Gerlach & Co., LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Institutional	24.21%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	19.42%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	12.07%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	70.71%

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	9.60%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	7.70%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	43.87%

Salient Select Income Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	29.65%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	21.13%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	12.70%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	7.55%

TD Ameritrade, Inc* 200 S. 108th Ave. Omaha, NE 68154	Class A	5.87%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	39.53%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	13.04%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	10.72%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class C	5.48%

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	22.46%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	21.03%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	18.88%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	9.50%

TD Ameritrade, Inc* 200 S. 108th Ave. Omaha, NE 68154	Institutional	8.03%

Wells Fargo Clearing Servicess, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	5.49%

BMO Harris Bank, N.A.* 111 W Monroe St Chicago, IL 60603	Institutional	5.34%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	58.52%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	17.17%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	14.48%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient Select Opportunity Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	49.20%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	30.81%

Name and Address of Shareholder	Class Owned	Percent of Class
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	15.59%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	78.11%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	7.31%

Colorado State Bank & Trust Co* FBO Donald Jones IRA 556 North Diamond Bar Blvd, STE 306 Diamond Bar, CA 91765	Class C	5.84%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	5.00%

SEI Private Trust Company* 1 Freedom Valley Dr. Oaks, PA 19456	Institutional	57.88%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	26.53%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	6.20%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	37.69%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	30.15%

Forward Management LLC* 101 California St Fl 16 San Francisco, CA 94111-6100	Investor	17.84%

H. Beck, Inc. (Broker Dealer)* 6600 Rockledge DR FL 6 Bethesda, MD 20817	Investor	10.40%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	38.92%

SEI Private Trust Company* 1 Freedom Valley Dr. Oaks, PA 19456	26.81%

Salient Tactical Growth Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class A	71.57%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class A	16.61%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class C	47.49%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class C	12.55%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	6.74%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class C	6.22%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	5.63%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class C	5.16%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	45.43%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Institutional	42.00%

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	32.33%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	30.21%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	23.67%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	37.15%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	34.26%

Salient Tactical Muni & Credit Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class A	59.25%

Raymond James Financial Services* 880 Carillon Pkwy St Petersburg, FL 33716	Class A	14.99%

Merrill Lynch, Pierce, Fenner & Smith* 4800 Deer Lake Dr E Fl 1 Jacksonville, FL 32246	Class A	7.79%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	56.08%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class C	10.55%

Merrill Lynch, Pierce, Fenner & Smith* 4800 Deer Lake Dr E Fl 1 Jacksonville, FL 32246	Class C	10.08%

Name and Address of Shareholder	Class Owned	Percent of Class
UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Class C	8.56%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	5.85%

Merrill Lynch, Pierce, Fenner & Smith* 4800 Deer Lake Dr E Fl 1 Jacksonville, FL 32246	Institutional	62.69%

Wells Fargo Clearing Serivces, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	15.62%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	6.23%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	5.06%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	36.57%

UBS Financial Services, Inc.* Attn: Compliance Dept. 1000 Harbor Blvd, 8th Fl Weehawken, NJ 07086	Investor	22.10%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	15.29%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Investor	11.58%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	5.50%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund

Merrill Lynch, Pierce, Fenner & Smith* 4800 Deer Lake Dr E Fl 1 Jacksonville, FL 32246	28.47%

Salient Tactical Plus Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	96.51%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	29.02%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	26.15%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	16.22%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	12.95%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	9.75%

Oppenheimer & Co. Inc.* 125 Broad Street 15th Floor New York, NY 10004	Class C	5.18%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class F	83.72%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class F	9.32%

Matrix Trust Co* As Agent For NTC & Co Custodian FBO Broadmark Asset Management LLC Po Box 5508 Denver CO 80217	Class F	5.01%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class I	63.86%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class I	32.63%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	80.26%

Salient Tactical Real Estate Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	21.09%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	11.06%

Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations One New York Plaza, FL 12 New York, NY 10004	Class A	9.78%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	6.80%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class C	22.17%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class C	9.04%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	6.40%

Jacques Financial LLC* 15430 Avery RD Rockville, MD 20855	Class C	5.20%

Sutton Place Associates, LLC* Sutton Place Management 1 Embarcadero Ctr, Ste 1350 San Francisco, CA 94111-3700	Institutional	61.35%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	12.53%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	12.34%

Name and Address of Shareholder	Class Owned	Percent of Class
Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	5.24%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	29.97%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Investor	25.63%

TD Ameritrade, Inc* 200 S. 108th Ave. Omaha, NE 68154	Investor	14.51%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	10.69%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Investor	10.03%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

Salient Trend Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	40.82%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	34.89%

RBC Capital Markets LLC* 60 South Six Street P08 Minneapolis, MN 55402-4400	Class A	17.61%

Wells Fargo Clearing Services, LLC* Mailcode: H0006-09V 1 N Jefferson Ave Saint Louis, MO 63103	Class C	26.61%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class C	19.99%

Name and Address of Shareholder	Class Owned	Percent of Class
Stifel, Nicolaus & Company, Incorporated* 501 North Broadway Saint Louis, MO 63102	Class C	16.18%

Robert W. Baird & Co Incorporated* 777 E. Wisconsin Avenue, Floor 22 Milwaukee, WI 53202	Class C	14.57%

Stifel, Nicolaus & Company, Incorporated * 501 North Broadway Saint Louis, MO 63102	Class C	8.92%

RBC Capital Markets LLC* 60 South Six Street P08 Minneapolis, MN 55402-4400	Class C	5.28%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class I	76.68%

Gerlach Nominee & Co LLC* 3800 Citigroup Center Suite B3-14 Tampa, FL 33610	Class I	9.37%

Reliance Trust Co. Custodian* FBO Salient C/R P.O. Box 48529 Atlanta, GA 30362	Class I	6.13%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	73.66%

Salient US Dividend Signal Fund

The following persons owned of record or beneficially, as of March 31, 2017, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Class A	34.57%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Class A	17.79%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Class A	15.19%

Parkland Securities, LLC * 300 Parkland Plz Ann Arbor, MI 48103	Class A	13.32%

Name and Address of Shareholder	Class Owned	Percent of Class
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Class A	8.17%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Institutional	38.79%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Institutional	26.60%

LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121-1968	Institutional	13.04%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94101	Institutional	12.14%

TD Ameritrade, Inc* 200 S. 108th Ave. Omaha, NE 68154	Institutional	6.07%

Forward Management LLC* 101 California St Fl 16 San Francisco CA 94111-6100	Investor	47.35%

National Financial Services, LLC* 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Investor	45.57%

Pershing LLC* One Pershing Plaza Jersey City, NJ 07399-0002	Investor	5.88%

The following persons owned of record or beneficially, as of March 31, 2017, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Percent of Fund
None

*	Shares are believed to be held only as nominee.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

Except as noted below, as of March 31, 2017 the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Name of Fund	Class Owned	Percent of Class
Salient MLP & Energy Infrastructure Fund	Class R6	5.35%
Salient Select Opportunity Fund	Institutional Class	2.59%
Salient Real Estate Fund	Institutional Class	1.88%.
Salient EM Infrastructure Fund	Institutional Class	1.15%
Salient International Real Estate Fund	Institutional Class	1.01%

Other Information

Each Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trusts by any governmental agency. The Funds’ prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data, and any other significant data, including financial statements audited by the independent registered public accountants.

Transfer Agents

FIS Investor Services, LLC located at 4249 Easton Way, Suite 400, Columbus, Ohio 43219, is the transfer and dividend paying agent for the Salient MF Funds’ Class A, Class C, Class I, Class F shares, and Class R6 shares.

ALPS Fund Services, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, is the transfer and dividend paying agent for the Salient FF Funds’ Class A, Class C, Class I2, Investor Class, and Institutional Class shares.

Administrators

ALPS Fund Services, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, is the administrator for the Funds.

Custodian

Citibank, N.A. (“Citibank”) is the Trusts’ custodian. Its principal business address is 388 Greenwich Street, New York, New York 10013. Citibank is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. Citibank takes no part in the decisions relating to the purchase or sale of the Trusts’ portfolio securities. The Funds also may enter into principal transactions with one or more affiliates of the Custodian.

Legal Counsel

Legal matters for the Trusts are handled by K&L Gates LLP, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm for the Funds. Its principal business address is 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215. KPMG LLP will perform an annual audit of the Funds’ financial statements. Reports of its activities are provided to the Funds’ Board of Trustees.

FINANCIAL STATEMENTS

The audited financial statements of each Fund for the fiscal period ended December 31, 2016, including the notes thereto, as filed with the SEC on March 9, 2017 for the Salient MF Funds and March 8, 2017 for the Salient FF Funds with each Trust’s annual report, by reference to the Trusts’ annual reports, are hereby incorporated to this SAI. The annual report is available upon request and without charge by calling 1-866-667-9228 for the Salient MF Funds or 1-800-999-6809 for the Salient FF Funds or on the Trusts’ website at www.salientpartners.com.

You may obtain a prospectus, annual report or semi-annual report at no charge by contacting the applicable Trust at either Salient MF Trust, 4265 San Felipe, Suite 800, Houston, Texas 77027 or Salient FF Funds, P.O. Box 1345, Denver, Colorado 80201, or by calling 866-667-9228 or 1-800-999-6809, respectively.

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	(1)	Certificate of Trust of the Registrant, dated as of November 15, 2011 (1).

	(2)	Agreement and Declaration of Trust of the Registrant, dated as of November 15, 2011 (1).

	(3)	Amended Schedule A to the Agreement and Declaration of Trust of the Registrant, dated as of May 1, 2016. (13)

(b)	(1)	Amended Bylaws of the Registrant. (13)

(c)		Not applicable.

(d)	(1)	Investment Management Agreement between the Registrant, on behalf of its series Salient Adaptive Growth Fund, and Salient Advisors, L.P. (“Salient Advisors”) (2).

	(2)	Investment Management Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund, and Salient Capital Advisors, LLC (“SCA”) (2).

	(3)	Investment Management Agreement between the Registrant, on behalf of its series Salient Trend Fund, and Salient Advisors (3).

	(4)	Investment Management Agreement between the Registrant, on behalf of its series Salient Broadmark Tactical Plus Fund, and Salient Advisors (10).

	(5)	Sub-Advisory Agreement between Salient Advisors and Broadmark Asset Management LLC.*

(e)	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distributor”) (3).

	(2)	First Amendment to the Distribution Agreement between the Registrant and the Distributor (3).

	(3)	Second Amendment to the Distribution Agreement between the Registrant and the Distributor (6).

	(4)	Third Amendment to the Distribution Agreement between the Registrant and the Distributor (9).

	(5)	Distribution Services Agreement between the Registrant and the Distributor (3).

	(6)	Form of Distribution Novation Agreement*

(f)		Not applicable.

(g)	(1)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (the “Custodian”) (2).

	(2)	Amendment to the Global Custodial Services Agreement between the Registrant and the Custodian (2).

(h)	(1)	Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”)*

	(2)	Amendment No. 1 to Administration, Bookkeeping and Pricing Services Agreement dated May 2, 2016 between Registrant and ALPS.*

	(3)	Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (10).

	(4)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services, LLC, assignee of Citi Fund Services Ohio, Inc..*

	(5)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Adaptive Growth Fund, and Salient Advisors.*

	(6)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund, and SCA.*

	(7)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Trend Fund, and Salient Advisors.*

	(8)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Tactical Plus Fund, and Salient Advisors (Class A, C, F & I). *

	(9)	Administrative Service Plan and Supermarket Compliance Policy (4).

	(10)	Compliance Support Services Agreement between the Registrant and ALPS. *

(i)	(1)	Opinion of K&L Gates LLP regarding Salient Adaptive Growth Offshore Fund Ltd. (2).

	(2)	Opinion of K&L Gates LLP regarding Salient Trend Offshore Fund Ltd. (3).

	(3)	Opinion of K&L Gates LLP regarding Salient Tactical Plus Fund (8).

	(4)	Opinion and Consent of K&L Gates LLP.*

(j)		Consent of KPMG LLP.*

(k)		Not applicable.

(l)		Subscription Agreement for Seed Capital (2).

(m)	(1)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class A Shares).*

	(2)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class C Shares).*

	(3)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class I Shares).*

	(4)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class A Shares).*

	(5)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class C Shares).*

	(6)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class I Shares).*

	(7)	Rule 12b-1 Plan of Salient Trend Fund (Class A Shares).*

	(8)	Rule 12b-1 Plan of Salient Trend Fund (Class C Shares).*

	(9)	Rule 12b-1 Plan of Salient Trend Fund (Class I Shares).*

	(10)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class A Shares).*

	(11)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class C Shares).*

	(12)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class I Shares).*

	(13)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class F Shares).*

(n)		Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 of Salient MF Trust and Forward Funds.*

(o)		Reserved.

(p)	(1)	Code of Ethics of Salient MF Trust.*

	(2)	Code of Ethics of Salient Advisors (13).

	(3)	Code of Ethics of SCA (13).

	(4)	Code of Ethics of Broadmark Asset Management LLC.*

(q)	(1)	Power of Attorney.*

	(2)	Power of Attorney for Salient Adaptive Growth Offshore Fund Ltd. (2).

	(3)	Power of Attorney for Salient Trend Offshore Fund Ltd. (3).

(1)	Incorporated by reference from the Registrant’s initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via Edgar on March 20, 2012.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on July 2, 2012.
(3)	Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on September 4, 2012.
(4)	Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on April 30, 2013.
(5)	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement, as filed with the SEC via Edgar on November 15, 2013.
(6)	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement, as filed with the SEC via Edgar on January 29, 2014.

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(7)	Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement, as filed with the SEC via Edgar on April 30, 2014.
(8)	Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement, as filed with the SEC via Edgar on August 8, 2014.
(9)	Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement, as filed with the SEC via Edgar on October 31, 2014.
(10)	Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement, as filed with the SEC via Edgar on April 30, 2015.
(11)	Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement, as filed with the SEC via Edgar on October 26, 2015.
(12)	Incorporated by reference from Post-Effective Amendment No. 18 to the Registration Statement, as filed with the SEC via Edgar on December 23, 2015.
(13)	Incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement, as filed with the SEC via Edgar on April 29, 2016.
*	Filed herewith.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Salient Adaptive Growth Fund, a series of the Registrant, wholly owns and controls Salient Adaptive Growth Offshore Fund Ltd. (the “Adaptive Growth Subsidiary”), a company organized under the laws of the Cayman Islands. The Adaptive Growth Subsidiary’s financial statements will be included on a consolidated basis in the Salient Adaptive Growth Fund’s annual and semi-annual reports to shareholders.

Salient Trend Fund, a series of the Registrant, wholly owns and controls Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”), a company organized under the laws of the Cayman Islands. The Trend Subsidiary’s financial statement will be included on a consolidated basis in the Salient Trend Fund’s annual and semi-annual reports to shareholders.

Forward Funds (the “Salient FF Trust”) is an open-end investment management company registered under the 1940 Act. The Salient FF Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005. The Salient FF Trust presently has fourteen series, Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund.

ITEM 30.	INDEMNIFICATION

The Registrant’s Agreement and Declaration of Trust, incorporated by reference from the Registrant’s initial Registration Statement on Form N-1A, as filed with the SEC via Edgar on March 20, 2012, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances), in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person. To the extent required by the Investment Company Act of 1940 (the “1940 Act”), but only to such extent, no indemnification shall be provided to a Covered Person.

Pursuant to the Distribution Agreement between the Registrant and the Distributor, incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via Edgar on September 4, 2012, the Distributor shall indemnify, defend and hold the Funds, their affiliates, and each of their respective directors, officers, employees, representatives, and any person who controls or previously controlled a Fund within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by a Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to

3

be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Fund by the Distributor in writing. Such indemnification does not protect the Funds against any liability to the Distributor to which a Fund would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Further, the Registrant’s Investment Management Agreements with Salient Advisors and SCA on behalf of Salient Adaptive Growth Fund and Salient MLP & Energy Infrastructure Fund, respectively, incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on July 2, 2012, and the Registrant’s Investment Management Agreements with Salient Advisors, on behalf of Salient Trend Fund, incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on September 4, 2012 and the Registrant’s Investment Management Agreement with Salient Advisors, on behalf of Salient Tactical Plus Fund, incorporated by reference from Post-Effective No. 12 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on August 8, 2014, each contains provisions limiting the liability, and providing for the indemnification, of the respective advisor and its personnel under certain circumstances. Each Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the applicable Fund, the Fund’s Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. Each Investment Management Agreement also provides for indemnification by each Fund, to the fullest extent permitted by law, of its Advisor or any partner, director, officer or employee of the Advisor, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

Salient Advisors, L.P. (“Salient Advisors”), is a Texas limited partnership that offers investment management services and is a registered investment advisor. Salient Advisors is the investment advisor to the Registrant, Salient Adaptive Growth Fund and Salient Trend Fund. Salient Advisors’ offices are located at 4265 San Felipe, Suite 800, Houston, Texas 77027. Information as to the officers and directors of Salient Advisors is included in its current Form ADV (File No. 801-61449) filed with the Securities and Exchange Commission. Salient Advisors is also registered with the Commodities Futures Trading Commission (“CFTC”) as a commodity pool operator and commodities trading advisor and is a member of the National Futures Association.

SCA is a Texas limited liability company that offers investment management services and is a registered investment advisor. SCA is the investment advisor to the Salient MLP & Energy Infrastructure Fund. SCA’s offices are located at 4265 San Felipe, Suite 800, Houston, Texas 77027. Information as to the officers and directors of SCA is included in its current Form ADV (File No. 801-71482) filed with the Securities and Exchange Commission.

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ITEM 32.	PRINCIPAL UNDERWRITER

(a) Foreside Fund Services, LLC, Registrant’s Distributor, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Center Coast MLP & Infrastructure Fund
14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
15.	Context Capital Funds
16.	CornerCap Group of Funds
17.	Davis Fundamental ETF Trust
18.	Direxion Shares ETF Trust
19.	Eaton Vance NextShares Trust
20.	Eaton Vance NextShares Trust II
21.	EIP Investment Trust
22.	Evanston Alternative Opportunities Fund
23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
24.	FEG Absolute Access Fund I LLC
25.	FlexShares Trust
26.	Forefront Income Trust
27.	Forum Funds
28.	Forum Funds II
29.	FQF Trust
30.	Guinness Atkinson Funds
31.	Henderson Global Funds
32.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
33.	Horizons ETF Trust
34.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
35.	Infinity Core Alternative Fund
36.	Ironwood Institutional Multi-Strategy Fund LLC
37.	Ironwood Multi-Strategy Fund LLC
38.	John Hancock Exchange-Traded Fund Trust
39.	Lyons Funds
40.	Manor Investment Funds
41.	Miller/Howard Funds Trust
42.	Miller/Howard High Income Equity Fund
43.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
44.	Montage Managers Trust
45.	OSI ETF Trust
46.	Palmer Square Opportunistic Income Fund
47.	PENN Capital Funds Trust
48.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
49.	Pine Grove Alternative Institutional Fund
50.	Plan Investment Fund, Inc.
51.	PMC Funds, Series of Trust for Professional Managers
52.	Quaker Investment Trust
53.	Ramius Archview Credit and Distressed Fund
54.	Renaissance Capital Greenwich Funds
55.	RMB Investors Trust (f/k/a Burnham Investors Trust)

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56.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
57.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
58.	Salient MF Trust
59.	SharesPost 100 Fund
60.	Sound Shore Fund, Inc.
61.	Steben Alternative Investment Funds
62.	Steben Select Multi-Strategy Fund
63.	Strategy Shares
64.	The 504 Fund (f/k/a The Pennant 504 Fund)
65.	The Community Development Fund
66.	Third Avenue Trust
67.	Third Avenue Variable Series Trust
68.	TIFF Investment Program
69.	Turner Funds
70.	U.S. Global Investors Funds
71.	Victory CEMP US 500 Volatility Wtd Index ETF, a Series of Victory Portfolios II
72.	Victory CEMP US Small Cap Volatility Wtd Index ETF, a Series of Victory Portfolios II
73.	Victory CEMP International Volatility Wtd Index ETF, a Series of Victory Portfolios II
74.	Victory CEMP Emerging Market Volatility Wtd Index ETF, a Series of Victory Portfolios II
75.	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
76.	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
77.	Victory CEMP International High Div Volatility Wtd Index ET, a Series of Victory Portfolios II
78.	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
79.	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
80.	Victory CEMP Developed Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
81.	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
82.	Wakefield Managed Futures Strategy Fund, a Series of Wakefield Alternative Series Trust
83.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
84.	Wintergreen Fund, Inc.
85.	WisdomTree Trust

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101:

Name and *	Address	Positions with Underwriter	Positions with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nannette K. Chem	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940 and those records required to be maintained by Salient Advisors or Broadmark with respect to the Registrant in accordance with CFTC regulations are maintained at the offices, as applicable of: (1) the Registrant, (2) Salient Advisors, (3) SCA, (4) the Registrant’s custodian, and (5) the Registrant’s administrator, (6) the Registrant’s distributor, (7) the Registrant’s transfer agent and (8) Broadmark.

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1.	Salient MF Trust
4265 San Felipe, Suite 800
Houston, TX 77024.

2.	Salient Advisors, L.P.
4265 San Felipe, Suite 800
Houston, TX 77024

3.	Salient Capital Advisors, LLC
4265 San Felipe, Suite 800
Houston, TX 77024

4.	Citibank, N.A.
388 Greenwich Street
New York, N.Y. 10013

5.	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

6.	Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

7.	FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

10.	Broadmark Asset Management LLC
101 California Street, 16th Floor
San Francisco, CA 9411

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas on the 28th day of April, 2017.

SALIENT MF TRUST

/s/ John A. Blaisdell
John A. Blaisdell, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ John A. Blaisdell	Trustee, President (Principal Executive Officer)	April 28, 2017
John A. Blaisdell

/s/ Jeremy L. Radcliffe*	Trustee, Secretary	April 28, 2017
Jeremy L. Radcliffe

/s/ Barbara Tolle	Treasurer (Principal Financial Officer)	April 28, 2017
Barbara Tolle

/s/ Karin B. Bonding*	Trustee	April 28, 2017
Karin B. Bonding

/s/ Jonathan P. Carroll*	Trustee	April 28, 2017
Jonathan P. Carroll

/s/ Dr. Bernard A. Harris Jr.*	Trustee	April 28, 2017
Dr. Bernard A. Harris Jr.

/s/ Richard C. Johnson*	Trustee	April 28, 2017
Richard C. Johnson

/s/ Scott E. Schwinger*	Trustee	April 28, 2017
Scott E. Schwinger

/s/ Haig G. Mardikian*	Trustee	April 28, 2017
Haig G. Mardikian

/s/ Cecilia H. Herbert*	Trustee	April 28, 2017
Cecilia H. Herbert

/s/ A. John Gambs*	Trustee	April 28, 2017
A. John Gambs

/s/ Julie Allecta*	Trustee	April 28, 2017
Julie Allecta

* Power of Attorney

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By:	/s/ Barbara Tolle
Barbara Tolle
Attorney-in-Fact

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INDEX TO EXHIBITS

(d)(5)	Sub-Advisory Agreement between Salient Advisors and Broadmark Asset Management LLC.

(e)(6)	Form of Distribution Novation Letter.

(h)(1)	Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc.

(h)(2)	Amendment No. 1 to Administration, Bookkeeping and Pricing Services Agreement dated May 2, 2016 between Registrant and ALPS Fund Services Inc.

(h)(4)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services, LLC, assignee of Citi Fund Services Ohio, Inc.

(h)(5)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Adaptive Growth Fund and Salient Advisors.

(h)(6)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund and SCA.

(h)(7)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Trend Fund and Salient Advisors.

(h)(8)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Tactical Plus Fund and Salient Advisors (Class A, C, F & I).

(h)(10)	Compliance Support Services Agreement.

(i)(4)	Opinion and Consent of K&L Gates LLP.

(j)	Consent of KPMG LLP.

(m)(1)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class A Shares)

(m)(2)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class C Shares).

(m)(3)	Rule 12b-1 Plan of Salient Adaptive Growth Fund (Class I Shares).

(m)(4)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class A Shares).

(m)(5)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class C Shares).

(m)(6)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund (Class I Shares).

(m)(7)	Rule 12b-1 Plan of Salient Trend Fund (Class A Shares).

(m)(8)	Rule 12b-1 Plan of Salient Trend Fund (Class C Shares).

(m)(9)	Rule 12b-1 Plan of Salient Trend Fund (Class I Shares).

(m)(10)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class A Shares).

(m)(11)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class C Shares).

(m)(12)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class I Shares).

(m)(13)	Rule 12b-1 Plan of Salient Tactical Plus Fund (Class F Shares).

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 of Salient MF Trust and Forward Funds.

(p)(1)	Code of Ethics of Salient MF Trust.

(p)(3)	Code of Ethics of Broadmark Asset Management LLC.

(q)(1)	Power of Attorney.

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